Schwab Investments
Schwab® Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.7% of net assets
U.S. Treasury Inflation Protected Securities
1.25%, 07/15/20	23,526,620	23,728,110
1.13%, 01/15/21	26,911,322	27,134,571
0.13%, 04/15/21	34,162,419	33,828,771
0.63%, 07/15/21	28,568,550	28,737,058
0.13%, 01/15/22	31,532,997	31,316,246
0.13%, 04/15/22	33,283,628	32,989,165
0.13%, 07/15/22	32,518,674	32,385,016
0.13%, 01/15/23	32,670,705	32,400,417
0.63%, 04/15/23	32,594,182	32,900,307
0.38%, 07/15/23	32,407,941	32,582,883
0.63%, 01/15/24	32,316,896	32,752,661
0.50%, 04/15/24	12,404,968	12,498,061
0.13%, 07/15/24	31,773,869	31,558,443
0.25%, 01/15/25	31,850,205	31,690,369
2.38%, 01/15/25	20,913,431	23,271,074
0.38%, 07/15/25	31,814,541	31,964,556
0.63%, 01/15/26	28,647,426	29,157,328
2.00%, 01/15/26	15,232,719	16,881,174
0.13%, 07/15/26	26,867,327	26,511,160
0.38%, 01/15/27	26,659,760	26,675,788
2.38%, 01/15/27	12,259,912	14,102,771
0.38%, 07/15/27	26,347,088	26,419,416
0.50%, 01/15/28	26,127,982	26,380,904
1.75%, 01/15/28	12,269,308	13,680,559
3.63%, 04/15/28	10,331,521	13,213,729
0.75%, 07/15/28	25,656,866	26,560,829
0.88%, 01/15/29	25,510,184	26,665,961
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/15/29	11,842,371	14,175,196
3.88%, 04/15/29	12,572,013	16,756,684
3.38%, 04/15/32	4,779,525	6,513,690
2.13%, 02/15/40	6,466,067	8,293,853
2.13%, 02/15/41	8,228,351	10,635,269
0.75%, 02/15/42	14,456,268	14,575,585
0.63%, 02/15/43	10,687,214	10,418,311
1.38%, 02/15/44	16,129,582	18,427,176
0.75%, 02/15/45	17,973,811	17,921,064
1.00%, 02/15/46	13,203,808	13,956,869
0.88%, 02/15/47	12,948,861	13,322,110
1.00%, 02/15/48	12,687,359	13,472,830
1.00%, 02/15/49	5,847,983	6,239,487
Total Treasuries
(Cost $861,266,553)		882,695,451
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (a)	507,702	507,702
Total Other Investment Company
(Cost $507,702)		507,702
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$882,695,451	$—	$882,695,451
Other Investment Company[1]	507,702	—	—	507,702
Total	$507,702	$882,695,451	$—	$883,203,153
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® U.S. Aggregate Bond Index Fund

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 24.6% of net assets

Financial Institutions 7.9%
Banking 5.7%
American Express Co.
2.20%, 10/30/20 (a)	500,000	497,440
3.00%, 02/22/21 (a)	150,000	150,999
3.70%, 11/05/21 (a)	150,000	153,660
2.50%, 08/01/22 (a)	250,000	248,873
3.40%, 02/27/23 (a)	250,000	256,096
3.70%, 08/03/23 (a)	500,000	519,034
3.00%, 10/30/24 (a)	250,000	251,423
4.20%, 11/06/25 (a)	150,000	161,086
4.05%, 12/03/42	150,000	158,471
American Express Credit Corp.
2.25%, 05/05/21 (a)	195,000	193,927
2.70%, 03/03/22 (a)	150,000	150,660
3.30%, 05/03/27 (a)	250,000	258,111
Australia & New Zealand Banking Group Ltd.
2.25%, 11/09/20	250,000	249,578
2.30%, 06/01/21	250,000	249,029
2.55%, 11/23/21	250,000	250,173
2.63%, 05/19/22	250,000	250,888
Banco Bilbao Vizcaya Argentaria S.A.
3.00%, 10/20/20	200,000	200,561
Banco Santander S.A.
3.50%, 04/11/22	400,000	405,550
3.13%, 02/23/23	200,000	199,079
4.25%, 04/11/27	200,000	203,729
4.38%, 04/12/28	200,000	205,129
Bank of America Corp.
5.88%, 01/05/21	330,000	346,842
2.63%, 04/19/21 (b)	794,000	796,296
5.00%, 05/13/21	260,000	271,901
2.37%, 07/21/21 (a)(c)	250,000	249,250
2.33%, 10/01/21 (a)(c)	500,000	497,837
5.70%, 01/24/22	474,000	511,130
2.50%, 10/21/22 (a)	750,000	746,662
3.12%, 01/20/23 (a)(c)	150,000	151,188
4.10%, 07/24/23	500,000	524,628
3.00%, 12/20/23 (a)(c)	750,000	753,208
4.13%, 01/22/24	500,000	527,596
3.55%, 03/05/24 (a)(c)	150,000	153,367
4.00%, 04/01/24	250,000	262,116
3.86%, 07/23/24 (a)(c)	250,000	258,961
4.20%, 08/26/24	300,000	314,255
4.00%, 01/22/25	150,000	154,922
3.09%, 10/01/25 (a)(c)	250,000	250,128
4.45%, 03/03/26	950,000	1,001,973
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 04/19/26 (b)	500,000	510,891
4.25%, 10/22/26	250,000	260,608
3.56%, 04/23/27 (a)(c)	250,000	254,762
4.18%, 11/25/27 (a)	250,000	257,959
3.82%, 01/20/28 (a)(c)	250,000	257,204
3.71%, 04/24/28 (a)(c)	250,000	255,090
3.42%, 12/20/28 (a)(c)	850,000	849,259
3.97%, 03/05/29 (a)(c)	500,000	517,792
4.27%, 07/23/29 (a)(c)	400,000	423,487
3.97%, 02/07/30 (a)(c)	350,000	362,974
6.11%, 01/29/37	400,000	488,946
4.24%, 04/24/38 (a)(c)	250,000	262,012
4.08%, 04/23/40 (a)(c)	200,000	205,330
5.00%, 01/21/44	300,000	348,647
4.75%, 04/21/45	100,000	108,949
4.44%, 01/20/48 (a)(c)	450,000	485,377
3.95%, 01/23/49 (a)(c)	150,000	149,088
4.33%, 03/15/50 (a)(c)	250,000	264,650
Bank of America NA
6.00%, 10/15/36	418,000	530,431
Bank of Montreal
3.10%, 07/13/20	250,000	251,939
1.90%, 08/27/21	300,000	296,495
2.35%, 09/11/22	250,000	249,145
2.55%, 11/06/22 (a)	250,000	251,273
3.30%, 02/05/24	250,000	255,567
4.34%, 10/05/28 (a)(c)	250,000	259,404
Barclays Bank PLC
5.14%, 10/14/20	250,000	256,728
Barclays PLC
3.25%, 01/12/21	250,000	250,761
3.68%, 01/10/23 (a)	250,000	250,711
4.61%, 02/15/23 (a)(c)	200,000	204,778
4.34%, 05/16/24 (a)(c)	200,000	203,889
3.65%, 03/16/25	550,000	540,900
4.38%, 01/12/26	500,000	506,607
4.97%, 05/16/29 (a)(c)	450,000	466,996
4.95%, 01/10/47	200,000	199,761
BB&T Corp.
2.05%, 05/10/21 (a)	250,000	247,558
3.95%, 03/22/22 (a)	274,000	283,699
2.85%, 10/26/24 (a)	500,000	505,717
BNP Paribas S.A.
5.00%, 01/15/21	541,000	561,476
3.25%, 03/03/23	195,000	199,544
BPCE S.A.
2.75%, 12/02/21	250,000	251,151
3.38%, 12/02/26	250,000	252,107

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Branch Banking & Trust Co.
2.85%, 04/01/21 (a)	250,000	251,349
3.63%, 09/16/25 (a)	491,000	506,872
Canadian Imperial Bank of Commerce
3.50%, 09/13/23	500,000	518,488
Capital One Financial Corp.
3.90%, 01/29/24 (a)	150,000	155,757
3.75%, 04/24/24 (a)	400,000	413,349
3.30%, 10/30/24 (a)	500,000	504,028
3.75%, 07/28/26 (a)	150,000	148,823
3.75%, 03/09/27 (a)	500,000	500,419
Capital One NA
2.95%, 07/23/21 (a)	1,000,000	1,007,154
Citibank NA
3.40%, 07/23/21 (a)	250,000	254,429
3.65%, 01/23/24 (a)	250,000	259,845
Citigroup, Inc.
5.38%, 08/09/20	500,000	516,314
2.65%, 10/26/20	747,000	748,598
2.70%, 03/30/21	500,000	500,534
2.35%, 08/02/21	250,000	248,705
2.90%, 12/08/21 (a)	250,000	250,942
4.50%, 01/14/22	200,000	209,056
3.14%, 01/24/23 (a)(c)	500,000	503,640
3.50%, 05/15/23	350,000	356,700
2.88%, 07/24/23 (a)(c)	500,000	500,258
4.04%, 06/01/24 (a)(c)	150,000	156,175
4.00%, 08/05/24	150,000	155,695
3.88%, 03/26/25	150,000	153,937
5.50%, 09/13/25	724,000	804,249
3.70%, 01/12/26	500,000	515,751
4.60%, 03/09/26	345,000	364,845
3.20%, 10/21/26 (a)	900,000	896,465
4.45%, 09/29/27	580,000	607,021
3.89%, 01/10/28 (a)(c)	300,000	308,781
3.67%, 07/24/28 (a)(c)	850,000	862,112
4.13%, 07/25/28	150,000	154,304
4.08%, 04/23/29 (a)(c)	250,000	260,053
3.98%, 03/20/30 (a)(c)	250,000	258,900
8.13%, 07/15/39	70,000	108,300
5.88%, 01/30/42	330,000	421,631
4.65%, 07/30/45	280,000	307,733
4.75%, 05/18/46	330,000	355,154
4.28%, 04/24/48 (a)(c)	150,000	158,040
4.65%, 07/23/48 (a)	400,000	443,285
Citizens Bank NA
2.55%, 05/13/21 (a)	250,000	249,136
3.70%, 03/29/23 (a)	500,000	516,669
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	265,957
Commonwealth Bank of Australia
2.40%, 11/02/20	250,000	249,678
Cooperatieve Rabobank UA
2.50%, 01/19/21	241,000	240,972
3.88%, 02/08/22	500,000	517,545
3.95%, 11/09/22	250,000	256,696
4.63%, 12/01/23	491,000	516,791
4.38%, 08/04/25	491,000	512,152
3.75%, 07/21/26	300,000	299,917
5.25%, 05/24/41	300,000	371,767
Credit Suisse AG
4.38%, 08/05/20	250,000	255,345
3.63%, 09/09/24	300,000	311,610
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	355,000	356,880
3.45%, 04/16/21	750,000	757,620
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.80%, 06/09/23	250,000	256,194
3.75%, 03/26/25	250,000	254,614
4.55%, 04/17/26	250,000	265,058
4.88%, 05/15/45	250,000	277,731
Deutsche Bank AG
3.13%, 01/13/21	593,000	586,181
3.15%, 01/22/21	150,000	148,205
3.38%, 05/12/21	500,000	494,610
4.25%, 10/14/21	150,000	151,042
3.30%, 11/16/22	250,000	243,089
3.70%, 05/30/24	150,000	145,575
4.10%, 01/13/26	150,000	145,777
Discover Bank
3.35%, 02/06/23 (a)	500,000	506,697
4.65%, 09/13/28 (a)	500,000	530,534
Discover Financial Services
3.85%, 11/21/22	150,000	154,867
Fifth Third Bancorp
2.88%, 07/27/20 (a)	375,000	376,498
3.50%, 03/15/22 (a)	150,000	153,327
8.25%, 03/01/38	150,000	215,355
Fifth Third Bank
2.88%, 10/01/21 (a)	500,000	504,218
3.85%, 03/15/26 (a)	200,000	209,225
First Republic Bank
2.50%, 06/06/22 (a)	250,000	249,444
HSBC Bank USA NA
4.88%, 08/24/20	250,000	256,169
5.88%, 11/01/34	518,000	632,596
HSBC Holdings PLC
3.40%, 03/08/21	700,000	708,355
5.10%, 04/05/21	250,000	260,421
2.95%, 05/25/21	250,000	251,109
4.00%, 03/30/22	330,000	342,003
3.26%, 03/13/23 (a)(c)	200,000	201,618
4.25%, 03/14/24	500,000	516,875
3.95%, 05/18/24 (a)(c)	200,000	206,235
3.80%, 03/11/25 (a)(c)	250,000	255,341
4.25%, 08/18/25	200,000	205,729
4.30%, 03/08/26	200,000	210,022
3.90%, 05/25/26	250,000	255,990
4.38%, 11/23/26	709,000	731,555
4.04%, 03/13/28 (a)(c)	200,000	204,796
4.58%, 06/19/29 (a)(c)	400,000	423,710
3.97%, 05/22/30 (a)(c)	250,000	253,197
6.50%, 05/02/36	100,000	123,955
6.50%, 09/15/37	505,000	633,643
6.80%, 06/01/38	100,000	129,517
5.25%, 03/14/44	200,000	221,558
HSBC USA, Inc.
2.75%, 08/07/20	500,000	501,633
3.50%, 06/23/24	150,000	154,109
Huntington Bancshares, Inc.
3.15%, 03/14/21 (a)	250,000	252,324
ING Groep N.V.
4.10%, 10/02/23	300,000	311,871
3.55%, 04/09/24	200,000	202,807
4.55%, 10/02/28	300,000	319,332
4.05%, 04/09/29	200,000	205,184
JPMorgan Chase & Co.
4.25%, 10/15/20	474,000	484,916
2.55%, 10/29/20 (a)	580,000	580,421
2.55%, 03/01/21 (a)	500,000	499,370
4.63%, 05/10/21	500,000	519,770
2.40%, 06/07/21 (a)	809,000	807,009
2.30%, 08/15/21 (a)	250,000	248,796

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.35%, 08/15/21	900,000	933,823
3.25%, 09/23/22	380,000	387,167
2.97%, 01/15/23 (a)	750,000	755,355
3.20%, 01/25/23	563,000	572,540
3.38%, 05/01/23	250,000	255,293
3.56%, 04/23/24 (a)(c)	250,000	256,372
3.80%, 07/23/24 (a)(c)	250,000	258,412
3.88%, 09/10/24	300,000	311,898
4.02%, 12/05/24 (a)(c)	250,000	262,103
3.13%, 01/23/25 (a)	195,000	196,740
3.22%, 03/01/25 (a)(c)	250,000	253,256
3.90%, 07/15/25 (a)	250,000	262,365
3.30%, 04/01/26 (a)	985,000	997,586
4.25%, 10/01/27	250,000	263,540
3.78%, 02/01/28 (a)(c)	500,000	516,145
3.54%, 05/01/28 (a)(c)	250,000	253,582
3.51%, 01/23/29 (a)(c)	250,000	252,529
4.01%, 04/23/29 (a)(c)	150,000	156,752
4.20%, 07/23/29 (a)(c)	400,000	423,687
4.45%, 12/05/29 (a)(c)	300,000	324,792
3.70%, 05/06/30 (a)(c)	300,000	307,175
6.40%, 05/15/38	200,000	266,384
3.88%, 07/24/38 (a)(c)	150,000	151,308
5.50%, 10/15/40	330,000	407,537
5.60%, 07/15/41	100,000	125,056
5.40%, 01/06/42	400,000	488,813
5.63%, 08/16/43	250,000	307,199
4.95%, 06/01/45	150,000	169,968
4.26%, 02/22/48 (a)(c)	550,000	584,062
4.03%, 07/24/48 (a)(c)	250,000	256,063
3.90%, 01/23/49 (a)(c)	500,000	502,134
KeyBank NA
2.50%, 11/22/21	250,000	250,467
3.38%, 03/07/23	250,000	257,760
3.40%, 05/20/26	250,000	253,410
KeyCorp
2.90%, 09/15/20	500,000	502,350
4.15%, 10/29/25	150,000	160,338
Lloyds Bank PLC
2.70%, 08/17/20	250,000	250,345
6.38%, 01/21/21	505,000	535,090
Lloyds Banking Group PLC
2.91%, 11/07/23 (a)(c)	250,000	245,828
3.90%, 03/12/24	250,000	254,744
4.65%, 03/24/26	524,000	535,748
4.38%, 03/22/28	500,000	515,090
3.57%, 11/07/28 (a)(c)	200,000	193,652
4.34%, 01/09/48	300,000	280,109
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (a)	250,000	248,992
2.50%, 05/18/22 (a)	250,000	250,121
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/21	750,000	743,132
2.67%, 07/25/22	750,000	750,107
3.46%, 03/02/23	250,000	256,322
3.76%, 07/26/23	250,000	259,622
3.41%, 03/07/24	350,000	358,618
3.29%, 07/25/27	250,000	255,812
3.96%, 03/02/28	250,000	270,010
4.05%, 09/11/28	250,000	272,504
4.15%, 03/07/39	300,000	321,753
Mizuho Financial Group, Inc.
2.95%, 02/28/22	450,000	453,522
2.60%, 09/11/22	250,000	249,791
3.66%, 02/28/27	200,000	209,504
3.17%, 09/11/27	500,000	506,947
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Morgan Stanley
2.50%, 04/21/21	350,000	349,241
5.50%, 07/28/21	500,000	529,130
2.63%, 11/17/21	500,000	499,181
2.75%, 05/19/22	500,000	499,969
4.88%, 11/01/22	250,000	266,068
3.13%, 01/23/23	350,000	353,534
3.74%, 04/24/24 (a)(c)	1,000,000	1,030,645
3.88%, 04/29/24	250,000	260,858
3.70%, 10/23/24	500,000	517,546
4.00%, 07/23/25	724,000	756,211
5.00%, 11/24/25	324,000	353,140
3.88%, 01/27/26	250,000	259,862
3.13%, 07/27/26	300,000	298,154
6.25%, 08/09/26	412,000	483,618
3.95%, 04/23/27	1,100,000	1,122,940
4.43%, 01/23/30 (a)(c)	250,000	268,580
7.25%, 04/01/32	330,000	448,496
3.97%, 07/22/38 (a)(c)	250,000	250,579
4.46%, 04/22/39 (a)(c)	250,000	267,358
4.30%, 01/27/45	605,000	637,344
National Australia Bank Ltd.
2.63%, 07/23/20	250,000	250,534
2.50%, 01/12/21	250,000	249,864
2.50%, 05/22/22	850,000	849,416
2.50%, 07/12/26	250,000	242,908
National Bank of Canada
2.15%, 06/12/20 (a)	250,000	249,112
Northern Trust Corp.
3.95%, 10/30/25	250,000	265,894
3.65%, 08/03/28 (a)	100,000	106,344
PNC Bank NA
2.45%, 11/05/20 (a)	250,000	250,140
2.55%, 12/09/21 (a)	655,000	655,036
2.70%, 11/01/22 (a)	250,000	250,798
2.95%, 02/23/25 (a)	500,000	505,205
3.25%, 06/01/25 (a)	250,000	256,511
Regions Financial Corp.
3.20%, 02/08/21 (a)	350,000	352,670
2.75%, 08/14/22 (a)	200,000	200,228
3.80%, 08/14/23 (a)	250,000	259,370
Royal Bank of Canada
2.35%, 10/30/20	250,000	249,975
3.20%, 04/30/21	250,000	253,898
2.75%, 02/01/22	500,000	504,953
3.70%, 10/05/23	150,000	156,512
4.65%, 01/27/26	150,000	161,646
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (a)(c)	1,300,000	1,296,421
5.13%, 05/28/24	150,000	154,434
4.52%, 06/25/24 (a)(c)	200,000	205,132
4.89%, 05/18/29 (a)(c)	500,000	519,544
5.08%, 01/27/30 (a)(c)	200,000	211,518
4.45%, 05/08/30 (a)(c)	200,000	201,603
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	830,000	845,809
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(c)	300,000	298,375
4.80%, 11/15/24 (a)(c)	200,000	209,331
3.82%, 11/03/28 (a)(c)	250,000	244,591
Santander UK PLC
2.13%, 11/03/20	250,000	247,563
4.00%, 03/13/24	150,000	156,784
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	300,000	294,638

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
State Street Corp.
2.65%, 05/15/23 (a)(c)	150,000	150,540
3.30%, 12/16/24	300,000	308,731
2.65%, 05/19/26	250,000	248,398
4.14%, 12/03/29 (a)(c)	250,000	272,752
Sumitomo Mitsui Banking Corp.
2.45%, 10/20/20	250,000	249,895
3.95%, 01/10/24	250,000	263,069
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	250,000	251,589
2.78%, 10/18/22	250,000	250,416
3.10%, 01/17/23	750,000	761,289
3.75%, 07/19/23	200,000	208,134
3.78%, 03/09/26	800,000	845,235
2.63%, 07/14/26	100,000	98,243
3.36%, 07/12/27	200,000	207,294
3.94%, 07/19/28	250,000	270,821
SunTrust Bank
3.69%, 08/02/24 (a)(c)	500,000	517,597
4.05%, 11/03/25 (a)	400,000	426,221
Svenska Handelsbanken AB
2.40%, 10/01/20	491,000	490,472
3.90%, 11/20/23	250,000	262,902
Synchrony Financial
4.38%, 03/19/24 (a)	150,000	154,232
4.50%, 07/23/25 (a)	250,000	255,923
3.95%, 12/01/27 (a)	200,000	193,395
5.15%, 03/19/29 (a)	150,000	156,303
Synovus Financial Corp.
3.13%, 11/01/22 (a)	50,000	49,675
The Bank of New York Mellon Corp.
4.15%, 02/01/21	500,000	513,377
2.50%, 04/15/21 (a)	150,000	150,151
2.66%, 05/16/23 (a)(c)	300,000	300,808
3.65%, 02/04/24 (a)	500,000	520,889
3.25%, 09/11/24 (a)	200,000	205,022
3.85%, 04/28/28	750,000	807,851
The Bank of Nova Scotia
2.35%, 10/21/20	250,000	249,863
4.38%, 01/13/21	250,000	257,945
2.45%, 03/22/21	150,000	150,233
3.13%, 04/20/21	250,000	253,530
2.70%, 03/07/22	300,000	302,094
3.40%, 02/11/24	150,000	154,417
4.50%, 12/16/25	150,000	159,686
4.65%, Perpetual (a)(c)(d)	150,000	139,596
The Goldman Sachs Group, Inc.
2.75%, 09/15/20 (a)	797,000	798,519
2.60%, 12/27/20 (a)	250,000	249,917
5.25%, 07/27/21 (b)	400,000	421,128
5.75%, 01/24/22	562,000	604,394
2.88%, 10/31/22 (a)(c)	200,000	199,833
3.63%, 01/22/23	500,000	513,393
2.91%, 06/05/23 (a)(c)	1,000,000	1,000,167
2.91%, 07/24/23 (a)(c)	250,000	249,805
3.63%, 02/20/24 (a)	150,000	153,794
4.00%, 03/03/24	500,000	520,910
3.85%, 07/08/24 (a)	724,000	748,944
3.50%, 01/23/25 (a)	150,000	151,969
3.27%, 09/29/25 (a)(c)	500,000	499,933
3.75%, 02/25/26 (a)	250,000	255,154
3.50%, 11/16/26 (a)	850,000	852,422
5.95%, 01/15/27	157,000	179,898
3.85%, 01/26/27 (a)	150,000	153,315
3.69%, 06/05/28 (a)(c)	1,150,000	1,157,044
3.81%, 04/23/29 (a)(c)	150,000	151,613
6.75%, 10/01/37	500,000	629,677
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.02%, 10/31/38 (a)(c)	300,000	296,798
4.41%, 04/23/39 (a)(c)	500,000	517,392
6.25%, 02/01/41	150,000	192,478
4.80%, 07/08/44 (a)	150,000	164,703
5.15%, 05/22/45	150,000	163,614
4.75%, 10/21/45 (a)	500,000	545,536
The Huntington National Bank
2.50%, 08/07/22 (a)	250,000	249,744
3.55%, 10/06/23 (a)	250,000	259,318
The PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	150,000	153,153
3.90%, 04/29/24 (a)	500,000	521,753
3.45%, 04/23/29 (a)	150,000	152,726
The Toronto-Dominion Bank
2.50%, 12/14/20	900,000	902,046
2.55%, 01/25/21	250,000	250,726
3.25%, 06/11/21	150,000	152,550
3.63%, 09/15/31 (a)(c)	300,000	301,815
UBS AG
4.88%, 08/04/20	241,000	247,650
US Bancorp
2.35%, 01/29/21 (a)	250,000	250,015
2.63%, 01/24/22 (a)	500,000	502,589
3.70%, 01/30/24 (a)	500,000	525,185
3.38%, 02/05/24 (a)	150,000	155,132
3.15%, 04/27/27 (a)	1,000,000	1,024,733
US Bank NA
2.05%, 10/23/20 (a)	250,000	248,821
Wachovia Corp.
5.50%, 08/01/35	330,000	384,688
Wells Fargo & Co.
2.60%, 07/22/20	250,000	250,278
2.55%, 12/07/20	400,000	400,271
3.00%, 01/22/21	250,000	251,970
2.50%, 03/04/21	250,000	249,582
4.60%, 04/01/21	150,000	155,189
2.10%, 07/26/21	724,000	716,546
3.50%, 03/08/22	250,000	255,556
2.63%, 07/22/22	500,000	498,961
3.07%, 01/24/23 (a)	500,000	503,659
3.45%, 02/13/23	443,000	450,600
4.48%, 01/16/24	150,000	158,863
3.75%, 01/24/24 (a)	250,000	259,684
3.30%, 09/09/24	1,224,000	1,247,251
3.00%, 04/22/26	250,000	247,696
4.10%, 06/03/26	200,000	207,364
4.30%, 07/22/27	380,000	398,955
3.58%, 05/22/28 (a)(c)	500,000	508,044
5.38%, 02/07/35	400,000	480,083
5.38%, 11/02/43	400,000	465,296
4.65%, 11/04/44	250,000	266,666
3.90%, 05/01/45	480,000	488,568
4.90%, 11/17/45	150,000	165,503
4.40%, 06/14/46	150,000	154,997
4.75%, 12/07/46	500,000	543,177
Wells Fargo Bank NA
2.60%, 01/15/21	250,000	250,496
3.33%, 07/23/21 (a)(c)	250,000	251,922
3.55%, 08/14/23 (a)	750,000	772,715
Westpac Banking Corp.
2.60%, 11/23/20	724,000	725,065
2.00%, 08/19/21	300,000	296,517
3.65%, 05/15/23	500,000	518,688
3.35%, 03/08/27	150,000	154,040

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 01/25/28	500,000	519,263
4.32%, 11/23/31 (a)(c)	100,000	101,881
		149,171,484
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
3.00%, 03/22/22	150,000	151,398
4.00%, 10/15/23	250,000	263,023
BlackRock, Inc.
3.50%, 03/18/24	574,000	600,926
3.25%, 04/30/29 (a)	150,000	153,638
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	154,327
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	150,000	155,459
4.25%, 06/02/26 (a)	100,000	103,081
3.90%, 01/25/28 (a)	250,000	249,663
4.85%, 03/29/29 (a)	150,000	160,004
CME Group, Inc.
3.00%, 03/15/25 (a)	500,000	512,330
5.30%, 09/15/43 (a)	200,000	252,358
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	150,000	148,628
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	250,000	250,662
3.75%, 12/01/25 (a)	100,000	105,224
3.75%, 09/21/28 (a)	400,000	424,697
4.25%, 09/21/48 (a)	150,000	162,561
Invesco Finance PLC
3.75%, 01/15/26	230,000	237,493
Jefferies Group LLC
5.13%, 01/20/23	150,000	159,517
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	650,000	659,052
Lazard Group LLC
4.38%, 03/11/29 (a)	150,000	155,604
Legg Mason, Inc.
4.75%, 03/15/26	250,000	264,154
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	154,726
Raymond James Financial, Inc.
4.95%, 07/15/46	150,000	164,857
Stifel Financial Corp.
4.25%, 07/18/24	100,000	103,690
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	150,000	151,747
3.75%, 04/01/24 (a)	100,000	104,753
		6,003,572
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/30/20	500,000	511,938
5.00%, 10/01/21	250,000	260,570
4.13%, 07/03/23 (a)	150,000	154,602
4.88%, 01/16/24 (a)	150,000	158,578
3.50%, 01/15/25 (a)	150,000	147,700
3.65%, 07/21/27 (a)	250,000	239,768
Air Lease Corp.
3.38%, 06/01/21 (a)	600,000	605,779
3.75%, 02/01/22 (a)	150,000	153,030
4.25%, 09/15/24 (a)	150,000	156,215
3.63%, 04/01/27 (a)	250,000	243,061
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Aircastle Ltd.
5.13%, 03/15/21	250,000	258,244
4.40%, 09/25/23 (a)	150,000	153,627
4.13%, 05/01/24 (a)	100,000	101,313
GATX Corp.
3.25%, 09/15/26 (a)	200,000	196,289
4.70%, 04/01/29 (a)	150,000	160,174
GE Capital International Funding Co.
2.34%, 11/15/20	550,000	544,645
3.37%, 11/15/25	450,000	445,111
4.42%, 11/15/35	1,655,000	1,572,820
International Lease Finance Corp.
4.63%, 04/15/21	330,000	339,352
		6,402,816
Financial Other 0.0%
ORIX Corp.
3.25%, 12/04/24	200,000	203,940
3.70%, 07/18/27	100,000	104,107
		308,047
Insurance 1.1%
Aetna, Inc.
2.75%, 11/15/22 (a)	200,000	199,912
2.80%, 06/15/23 (a)	250,000	248,543
3.50%, 11/15/24 (a)	100,000	101,315
6.75%, 12/15/37	150,000	183,100
4.75%, 03/15/44 (a)	250,000	248,491
Aflac, Inc.
3.63%, 06/15/23	200,000	208,954
3.63%, 11/15/24	100,000	103,981
4.75%, 01/15/49 (a)	100,000	113,019
American Financial Group, Inc.
3.50%, 08/15/26 (a)	250,000	249,366
American International Group, Inc.
6.40%, 12/15/20	150,000	158,425
3.30%, 03/01/21 (a)	150,000	151,501
4.88%, 06/01/22	250,000	265,346
3.88%, 01/15/35 (a)	328,000	317,442
6.25%, 05/01/36	280,000	335,198
4.50%, 07/16/44 (a)	395,000	399,195
4.38%, 01/15/55 (a)	250,000	238,000
Anthem, Inc.
3.70%, 08/15/21 (a)	150,000	152,970
3.13%, 05/15/22	150,000	151,479
3.30%, 01/15/23	330,000	335,153
3.50%, 08/15/24 (a)	195,000	199,549
4.10%, 03/01/28 (a)	150,000	156,259
6.38%, 06/15/37	250,000	308,542
4.65%, 08/15/44 (a)	600,000	620,759
Aon Corp.
4.50%, 12/15/28 (a)	150,000	161,978
Aon PLC
3.50%, 06/14/24 (a)	750,000	771,302
4.60%, 06/14/44 (a)	150,000	157,407
Arch Capital Group US, Inc.
5.14%, 11/01/43	185,000	216,617
Assurant, Inc.
4.20%, 09/27/23 (a)	250,000	257,649
6.75%, 02/15/34	100,000	118,773
AXA Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	150,000	155,534
4.35%, 04/20/28 (a)	250,000	257,456
5.00%, 04/20/48 (a)	200,000	201,801

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	650,000	704,656
4.20%, 08/15/48 (a)	250,000	267,273
4.25%, 01/15/49 (a)	100,000	107,449
Berkshire Hathaway, Inc.
3.40%, 01/31/22	250,000	257,785
2.75%, 03/15/23 (a)	630,000	636,184
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	233,132
4.70%, 06/22/47 (a)	150,000	119,679
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (a)	100,000	99,962
2.70%, 03/13/23	300,000	302,448
3.35%, 05/03/26 (a)	500,000	514,854
4.15%, 03/13/43	400,000	436,804
Cigna Holding Co.
4.00%, 02/15/22 (a)	195,000	200,250
3.05%, 10/15/27 (a)	150,000	145,202
3.88%, 10/15/47 (a)	150,000	130,925
CNA Financial Corp.
4.50%, 03/01/26 (a)	150,000	159,769
3.45%, 08/15/27 (a)	500,000	498,821
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	103,899
Humana, Inc.
3.85%, 10/01/24 (a)	406,000	418,710
3.95%, 03/15/27 (a)	400,000	407,066
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	154,728
3.80%, 03/01/28 (a)	250,000	258,963
6.15%, 04/07/36	150,000	186,209
Loews Corp.
4.13%, 05/15/43 (a)	100,000	101,765
Manulife Financial Corp.
4.06%, 02/24/32 (a)(c)	500,000	502,546
Markel Corp.
3.50%, 11/01/27 (a)	150,000	146,371
4.30%, 11/01/47 (a)	150,000	142,418
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (a)	500,000	513,986
3.50%, 03/10/25 (a)	200,000	205,319
4.38%, 03/15/29 (a)	350,000	377,003
4.75%, 03/15/39 (a)	150,000	166,335
4.90%, 03/15/49 (a)	150,000	169,369
MetLife, Inc.
4.37%, 09/15/23	250,000	268,018
3.60%, 11/13/25 (a)	800,000	832,814
5.70%, 06/15/35	150,000	189,120
6.40%, 12/15/36 (a)	330,000	365,208
5.88%, 02/06/41	150,000	192,091
4.13%, 08/13/42	100,000	103,851
4.88%, 11/13/43	150,000	172,639
4.05%, 03/01/45	150,000	155,677
Principal Financial Group, Inc.
4.30%, 11/15/46 (a)	237,000	244,662
Prudential Financial, Inc.
4.50%, 11/16/21	528,000	552,336
3.50%, 05/15/24	200,000	208,891
6.63%, 12/01/37	500,000	668,908
5.63%, 06/15/43 (a)(c)	330,000	342,116
4.60%, 05/15/44 (b)	300,000	331,855
3.94%, 12/07/49 (a)	100,000	100,236
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	151,136
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Allstate Corp.
3.15%, 06/15/23	100,000	102,611
3.28%, 12/15/26 (a)	150,000	154,932
5.55%, 05/09/35	150,000	184,009
4.20%, 12/15/46 (a)	100,000	107,271
5.75%, 08/15/53 (a)(c)	340,000	349,083
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	230,000	291,169
The Progressive Corp.
2.45%, 01/15/27	250,000	242,959
6.25%, 12/01/32	150,000	195,255
4.20%, 03/15/48 (a)	250,000	268,607
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	210,776
4.00%, 05/30/47 (a)	500,000	526,614
UnitedHealth Group, Inc.
2.88%, 12/15/21	150,000	151,532
3.35%, 07/15/22	650,000	666,183
2.75%, 02/15/23 (a)	195,000	196,009
3.75%, 07/15/25	530,000	556,741
3.38%, 04/15/27	250,000	256,145
3.85%, 06/15/28	250,000	264,655
3.88%, 12/15/28	150,000	159,410
4.63%, 07/15/35	200,000	223,628
5.80%, 03/15/36	393,000	488,749
6.88%, 02/15/38	250,000	349,254
4.25%, 03/15/43 (a)	100,000	105,490
4.75%, 07/15/45	150,000	169,910
3.75%, 10/15/47 (a)	300,000	295,270
4.25%, 06/15/48 (a)	250,000	267,128
4.45%, 12/15/48 (a)	100,000	109,837
Unum Group
4.00%, 03/15/24	200,000	206,957
Voya Financial, Inc.
5.70%, 07/15/43	250,000	299,202
Willis North America, Inc.
4.50%, 09/15/28 (a)	250,000	265,058
Willis Towers Watson PLC
5.75%, 03/15/21	150,000	157,366
XLIT Ltd.
4.45%, 03/31/25	250,000	264,509
5.25%, 12/15/43	180,000	215,690
		29,596,463
REITs 0.6%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	150,000	156,574
3.45%, 04/30/25 (a)	150,000	152,888
4.50%, 07/30/29 (a)	150,000	162,156
4.85%, 04/15/49 (a)	100,000	111,174
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	150,000	156,588
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	250,000	259,628
2.90%, 10/15/26 (a)	250,000	250,638
3.90%, 10/15/46 (a)	150,000	153,995
Boston Properties LP
3.85%, 02/01/23 (a)	500,000	518,688
3.13%, 09/01/23 (a)	250,000	253,765
3.80%, 02/01/24 (a)	195,000	202,636
4.50%, 12/01/28 (a)	150,000	162,978
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	152,421
4.13%, 06/15/26 (a)	150,000	153,987
4.13%, 05/15/29 (a)	250,000	253,928

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Office Properties LP
3.70%, 06/15/21 (a)	150,000	150,976
CubeSmart LP
4.38%, 02/15/29 (a)	100,000	104,666
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	152,119
4.45%, 07/15/28 (a)	150,000	160,018
Duke Realty LP
4.38%, 06/15/22 (a)	263,000	275,428
3.25%, 06/30/26 (a)	230,000	230,543
EPR Properties
4.95%, 04/15/28 (a)	250,000	267,315
ERP Operating LP
4.75%, 07/15/20 (a)	200,000	203,918
4.63%, 12/15/21 (a)	195,000	204,147
3.38%, 06/01/25 (a)	100,000	103,332
4.50%, 07/01/44 (a)	150,000	165,885
4.00%, 08/01/47 (a)	100,000	104,472
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	336,309
4.00%, 03/01/29 (a)	150,000	157,424
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	100,269
HCP, Inc.
4.25%, 11/15/23 (a)	500,000	526,080
3.40%, 02/01/25 (a)	100,000	101,186
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (a)	350,000	350,804
Hospitality Properties Trust
5.00%, 08/15/22 (a)	250,000	261,603
3.95%, 01/15/28 (a)	250,000	238,105
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	330,000	335,744
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	109,231
4.25%, 08/15/29 (a)	195,000	203,969
Kimco Realty Corp.
3.40%, 11/01/22 (a)	545,000	555,432
3.30%, 02/01/25 (a)	250,000	252,788
4.25%, 04/01/45 (a)	250,000	246,512
Liberty Property LP
4.38%, 02/01/29 (a)	150,000	159,291
Mid-America Apartments LP
4.20%, 06/15/28 (a)	150,000	159,491
3.95%, 03/15/29 (a)	100,000	104,267
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	250,000	265,642
Office Properties Income Trust
4.00%, 07/15/22 (a)	150,000	150,924
4.25%, 05/15/24 (a)	150,000	149,446
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	496,000	521,094
ProLogis LP
4.25%, 08/15/23 (a)	659,000	701,257
Realty Income Corp.
3.00%, 01/15/27 (a)	330,000	326,650
4.65%, 03/15/47 (a)	150,000	170,366
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	158,130
Simon Property Group LP
4.38%, 03/01/21 (a)	330,000	339,088
2.35%, 01/30/22 (a)	1,000,000	996,434
6.75%, 02/01/40 (a)	250,000	344,452
4.25%, 11/30/46 (a)	150,000	161,788
Security Rate, Maturity Date	Face Amount ($)	Value ($)
UDR, Inc.
3.50%, 01/15/28 (a)	250,000	251,516
Ventas Realty LP
3.85%, 04/01/27 (a)	250,000	256,101
4.40%, 01/15/29 (a)	500,000	533,173
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	210,237
3.95%, 08/15/27 (a)	150,000	151,216
Vornado Realty LP
3.50%, 01/15/25 (a)	250,000	252,323
Welltower, Inc.
3.75%, 03/15/23 (a)	150,000	155,000
4.25%, 04/01/26 (a)	500,000	524,292
4.13%, 03/15/29 (a)	250,000	261,307
WP Carey, Inc.
4.25%, 10/01/26 (a)	150,000	154,621
		16,458,425
		207,940,807

Industrial 14.9%
Basic Industry 0.8%
Airgas, Inc.
3.65%, 07/15/24 (a)	195,000	203,241
Albemarle Corp.
5.45%, 12/01/44 (a)	150,000	155,598
ArcelorMittal
5.50%, 03/01/21 (e)(f)	150,000	155,430
6.25%, 02/25/22 (e)(f)	200,000	215,127
6.13%, 06/01/25	150,000	165,950
7.00%, 10/15/39	150,000	171,214
Barrick North America Finance LLC
5.75%, 05/01/43	150,000	174,576
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	250,000	289,081
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	150,000	153,311
2.88%, 02/24/22	150,000	152,542
4.13%, 02/24/42	95,000	101,239
5.00%, 09/30/43	300,000	356,743
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	101,017
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	206,750
Domtar Corp.
4.40%, 04/01/22 (a)	150,000	155,614
DowDuPont, Inc.
3.77%, 11/15/20	400,000	406,615
4.21%, 11/15/23 (a)	300,000	315,818
4.49%, 11/15/25 (a)	250,000	268,837
4.73%, 11/15/28 (a)	500,000	546,386
5.32%, 11/15/38 (a)	150,000	170,724
5.42%, 11/15/48 (a)	150,000	170,188
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	155,875
4.80%, 09/01/42 (a)	250,000	250,786
Ecolab, Inc.
4.35%, 12/08/21	122,000	127,637
2.38%, 08/10/22 (a)	150,000	149,325
3.25%, 12/01/27 (a)	150,000	152,920
5.50%, 12/08/41	150,000	189,727
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	99,125

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	208,886
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	156,637
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	106,359
5.00%, 09/26/48 (a)	150,000	160,484
International Paper Co.
4.75%, 02/15/22 (a)	100,000	105,359
3.65%, 06/15/24 (a)	200,000	207,319
3.00%, 02/15/27 (a)	150,000	145,185
5.00%, 09/15/35 (a)	250,000	264,956
4.40%, 08/15/47 (a)	500,000	469,179
Kinross Gold Corp.
5.13%, 09/01/21 (a)	150,000	154,125
LYB International Finance BV
4.00%, 07/15/23	150,000	155,813
4.88%, 03/15/44 (a)	250,000	250,547
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	243,032
LyondellBasell Industries N.V.
6.00%, 11/15/21 (a)	250,000	267,101
Newmont Goldcorp Corp.
3.50%, 03/15/22 (a)	150,000	152,352
3.70%, 03/15/23 (a)(g)	100,000	102,868
4.88%, 03/15/42 (a)	330,000	345,121
5.45%, 06/09/44 (a)(g)	100,000	112,472
Nucor Corp.
3.95%, 05/01/28 (a)	250,000	262,488
5.20%, 08/01/43 (a)	200,000	234,504
Nutrien Ltd.
3.15%, 10/01/22 (a)	195,000	197,631
3.38%, 03/15/25 (a)	180,000	181,191
6.13%, 01/15/41 (a)	195,000	228,826
5.25%, 01/15/45 (a)	150,000	159,089
5.00%, 04/01/49 (a)	100,000	105,114
Packaging Corp. of America
4.50%, 11/01/23 (a)	250,000	265,330
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	102,093
Praxair, Inc.
3.00%, 09/01/21	195,000	197,960
2.65%, 02/05/25 (a)	250,000	251,148
3.20%, 01/30/26 (a)	150,000	154,393
Rio Tinto Finance (USA) Ltd.
3.75%, 06/15/25 (a)	150,000	159,099
7.13%, 07/15/28	100,000	130,943
5.20%, 11/02/40	250,000	300,586
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (a)	200,000	213,276
Rohm & Haas Co.
7.85%, 07/15/29	250,000	324,605
RPM International, Inc.
4.25%, 01/15/48 (a)	250,000	220,143
SASOL Financing USA LLC
5.88%, 03/27/24 (a)	200,000	211,639
Southern Copper Corp.
3.88%, 04/23/25	250,000	252,228
5.25%, 11/08/42	250,000	258,965
5.88%, 04/23/45	250,000	278,129
Suzano Austria GmbH
6.00%, 01/15/29 (a)(g)	200,000	213,750
5.00%, 01/15/30 (a)(g)	200,000	195,400
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Teck Resources Ltd.
6.00%, 08/15/40 (a)	200,000	206,855
5.20%, 03/01/42 (a)	150,000	144,837
The Dow Chemical Co.
4.13%, 11/15/21 (a)	150,000	154,796
3.50%, 10/01/24 (a)	150,000	153,227
7.38%, 11/01/29	274,000	351,308
4.25%, 10/01/34 (a)	250,000	252,045
4.38%, 11/15/42 (a)	150,000	143,538
5.55%, 11/30/48 (a)(g)	150,000	167,578
4.80%, 05/15/49 (a)(g)	100,000	100,668
The Mosaic Co.
3.25%, 11/15/22 (a)	300,000	303,350
4.05%, 11/15/27 (a)	250,000	252,511
5.63%, 11/15/43 (a)	100,000	104,586
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	600,000	598,991
3.45%, 06/01/27 (a)	250,000	249,469
4.50%, 06/01/47 (a)	150,000	148,546
Vale Overseas Ltd.
4.38%, 01/11/22	131,000	134,471
6.25%, 08/10/26	250,000	273,875
8.25%, 01/17/34	100,000	124,625
6.88%, 11/21/36	250,000	281,250
6.88%, 11/10/39	150,000	168,750
Vale S.A.
5.63%, 09/11/42	100,000	100,650
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	98,960
4.38%, 11/15/47 (a)	100,000	89,476
WestRock MWV LLC
7.95%, 02/15/31	150,000	199,336
Weyerhaeuser Co.
4.70%, 03/15/21 (a)	150,000	154,471
7.38%, 03/15/32	250,000	340,324
WRKCo, Inc.
3.75%, 03/15/25 (a)	450,000	462,305
4.65%, 03/15/26 (a)	150,000	160,863
4.90%, 03/15/29 (a)	100,000	108,453
		20,497,835
Capital Goods 1.2%
3M Co.
1.63%, 09/19/21 (a)	150,000	147,808
2.00%, 06/26/22	263,000	261,359
3.25%, 02/14/24 (a)	250,000	258,091
2.88%, 10/15/27 (a)	250,000	248,593
3.38%, 03/01/29 (a)	250,000	256,953
4.00%, 09/14/48 (a)	250,000	259,892
ABB Finance USA, Inc.
2.88%, 05/08/22	250,000	252,425
3.80%, 04/03/28 (a)	150,000	160,041
4.38%, 05/08/42	100,000	111,671
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	494,511
Bemis Co., Inc.
3.10%, 09/15/26 (a)	70,000	67,239
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	149,849
Caterpillar Financial Services Corp.
1.85%, 09/04/20	250,000	248,333
1.70%, 08/09/21	330,000	324,776
3.15%, 09/07/21	100,000	101,428
3.25%, 12/01/24	100,000	103,113
2.40%, 08/09/26	362,000	351,338

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Caterpillar, Inc.
3.90%, 05/27/21	250,000	257,797
2.60%, 06/26/22 (a)	200,000	201,098
3.40%, 05/15/24 (a)	135,000	139,740
3.80%, 08/15/42	500,000	516,686
CNH Industrial Capital LLC
4.38%, 11/06/20	200,000	203,620
4.20%, 01/15/24	200,000	203,437
Crane Co.
4.45%, 12/15/23 (a)	100,000	106,166
Deere & Co.
5.38%, 10/16/29	362,000	436,428
Dover Corp.
3.15%, 11/15/25 (a)	150,000	150,888
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	150,119
4.00%, 11/02/32	296,000	319,417
4.15%, 11/02/42	150,000	155,296
Embraer Netherlands Finance BV
5.05%, 06/15/25	300,000	316,878
Emerson Electric Co.
2.63%, 12/01/21 (a)	150,000	150,622
5.25%, 11/15/39	100,000	124,276
Fortive Corp.
2.35%, 06/15/21 (a)	195,000	193,932
4.30%, 06/15/46 (a)	180,000	182,740
General Dynamics Corp.
2.25%, 11/15/22 (a)	300,000	299,100
1.88%, 08/15/23 (a)	250,000	244,592
2.38%, 11/15/24 (a)	250,000	248,940
3.75%, 05/15/28 (a)	400,000	427,181
General Electric Co.
4.63%, 01/07/21	150,000	153,721
4.65%, 10/17/21	250,000	259,819
3.15%, 09/07/22 (b)	400,000	402,372
2.70%, 10/09/22	330,000	326,611
3.10%, 01/09/23	250,000	249,951
3.45%, 05/15/24 (a)	224,000	226,872
6.75%, 03/15/32	400,000	480,733
5.88%, 01/14/38	370,000	406,601
4.13%, 10/09/42	430,000	383,707
4.50%, 03/11/44	100,000	93,945
Harris Corp.
5.05%, 04/27/45 (a)	100,000	114,086
Honeywell International, Inc.
1.85%, 11/01/21 (a)	330,000	325,973
2.50%, 11/01/26 (a)	250,000	245,721
3.81%, 11/21/47 (a)	150,000	155,277
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	99,993
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	99,210
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	100,000	99,809
3.90%, 09/01/42 (a)	300,000	320,512
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 02/21/21	250,000	251,088
3.75%, 08/21/28 (a)	100,000	102,940
5.75%, 06/15/43	100,000	122,112
4.30%, 02/21/48 (a)	150,000	152,076
John Deere Capital Corp.
2.55%, 01/08/21	150,000	150,303
2.80%, 03/04/21	250,000	251,636
3.13%, 09/10/21	150,000	152,188
2.75%, 03/15/22	250,000	252,119
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.15%, 09/08/22	500,000	495,940
2.80%, 03/06/23	200,000	201,818
2.65%, 06/10/26	200,000	196,784
3.05%, 01/06/28	150,000	151,416
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	201,548
4.63%, 07/02/44 (a)	195,000	198,456
5.13%, 09/14/45 (a)	19,000	20,890
L3 Technologies, Inc.
4.95%, 02/15/21 (a)	273,000	282,645
4.40%, 06/15/28 (a)	150,000	161,499
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	101,525
3.50%, 11/15/27 (a)	100,000	97,540
Lockheed Martin Corp.
2.50%, 11/23/20 (a)	300,000	300,525
3.35%, 09/15/21	150,000	152,874
3.10%, 01/15/23 (a)	250,000	255,300
3.55%, 01/15/26 (a)	100,000	104,473
4.50%, 05/15/36 (a)	150,000	167,326
4.09%, 09/15/52 (a)	638,000	669,402
Masco Corp.
4.50%, 05/15/47 (a)	250,000	234,932
Northrop Grumman Corp.
2.08%, 10/15/20	350,000	347,710
3.50%, 03/15/21	250,000	254,115
3.25%, 01/15/28 (a)	150,000	149,908
5.05%, 11/15/40	400,000	456,680
4.75%, 06/01/43	150,000	167,929
4.03%, 10/15/47 (a)	150,000	152,015
Owens Corning
4.20%, 12/15/22 (a)	330,000	341,461
4.20%, 12/01/24 (a)	150,000	154,412
4.30%, 07/15/47 (a)	100,000	84,399
Parker-Hannifin Corp.
3.30%, 11/21/24 (a)	250,000	256,259
4.10%, 03/01/47 (a)	100,000	102,796
Precision Castparts Corp.
2.50%, 01/15/23 (a)	250,000	249,688
3.25%, 06/15/25 (a)	100,000	102,905
Raytheon Co.
2.50%, 12/15/22 (a)	150,000	150,102
3.15%, 12/15/24 (a)	250,000	258,527
4.88%, 10/15/40	150,000	179,843
Republic Services, Inc.
3.55%, 06/01/22 (a)	250,000	256,070
4.75%, 05/15/23 (a)	150,000	160,394
2.90%, 07/01/26 (a)	200,000	197,723
3.38%, 11/15/27 (a)	150,000	153,151
Rockwell Automation, Inc.
4.20%, 03/01/49 (a)	100,000	109,762
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	150,000	150,112
3.20%, 03/15/24 (a)	255,000	258,152
3.50%, 03/15/27 (a)	150,000	151,765
4.35%, 04/15/47 (a)	150,000	155,404
Roper Technologies, Inc.
3.85%, 12/15/25 (a)	350,000	363,475
3.80%, 12/15/26 (a)	350,000	360,536
Sonoco Products Co.
5.75%, 11/01/40 (a)	150,000	171,927
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	150,000	155,154

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	253,415
4.25%, 11/15/28 (a)	150,000	163,559
5.20%, 09/01/40	100,000	119,188
Textron, Inc.
3.38%, 03/01/28 (a)	200,000	197,506
The Boeing Co.
2.80%, 03/01/23 (a)	250,000	251,539
2.80%, 03/01/27 (a)	400,000	394,755
3.45%, 11/01/28 (a)	150,000	154,484
3.60%, 05/01/34 (a)	100,000	101,855
3.50%, 03/01/39 (a)	150,000	146,169
3.65%, 03/01/47 (a)	250,000	243,970
3.90%, 05/01/49 (a)	100,000	101,084
The Timken Co.
4.50%, 12/15/28 (a)	100,000	103,183
United Technologies Corp.
1.95%, 11/01/21 (a)	195,000	192,475
2.30%, 05/04/22 (a)	150,000	149,375
3.10%, 06/01/22	150,000	151,970
3.65%, 08/16/23 (a)	250,000	259,419
2.80%, 05/04/24 (a)	250,000	250,040
3.95%, 08/16/25 (a)	500,000	528,004
2.65%, 11/01/26 (a)	150,000	146,718
6.05%, 06/01/36	500,000	620,698
6.13%, 07/15/38	750,000	946,701
4.50%, 06/01/42	100,000	106,180
4.15%, 05/15/45 (a)	100,000	101,250
4.63%, 11/16/48 (a)	150,000	163,397
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	98,731
Vulcan Materials Co.
4.50%, 06/15/47 (a)	150,000	142,081
Wabtec Corp.
4.70%, 09/15/28 (a)(e)(f)	250,000	261,361
Waste Connections, Inc.
3.50%, 05/01/29 (a)	100,000	101,683
Waste Management, Inc.
4.75%, 06/30/20	75,000	76,719
2.90%, 09/15/22 (a)	150,000	151,805
3.13%, 03/01/25 (a)	200,000	203,762
3.20%, 06/15/26 (a)	100,000	102,094
4.10%, 03/01/45 (a)	462,000	484,244
WW Grainger, Inc.
4.20%, 05/15/47 (a)	200,000	207,609
Xylem, Inc.
4.88%, 10/01/21	350,000	366,579
		32,796,617
Communications 2.2%
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	350,000	349,954
3.40%, 09/15/26 (a)	200,000	201,433
America Movil, S.A.B. de CV
3.13%, 07/16/22	200,000	202,535
6.13%, 03/30/40	530,000	675,049
4.38%, 04/22/49 (a)	200,000	205,900
American Tower Corp.
3.30%, 02/15/21 (a)	400,000	404,209
5.90%, 11/01/21	150,000	160,836
3.00%, 06/15/23	150,000	150,642
5.00%, 02/15/24	350,000	381,310
3.38%, 10/15/26 (a)	150,000	149,058
3.13%, 01/15/27 (a)	230,000	222,293
3.95%, 03/15/29 (a)	100,000	101,864
Security Rate, Maturity Date	Face Amount ($)	Value ($)
AT&T, Inc.
4.60%, 02/15/21 (a)	250,000	257,120
2.80%, 02/17/21 (a)	750,000	751,727
3.88%, 08/15/21	250,000	256,383
3.00%, 06/30/22 (a)	600,000	604,830
3.80%, 03/01/24 (a)	500,000	518,870
4.45%, 04/01/24 (a)	150,000	160,086
3.95%, 01/15/25 (a)	300,000	312,397
3.40%, 05/15/25 (a)	480,000	486,269
4.13%, 02/17/26 (a)	100,000	104,214
4.10%, 02/15/28 (a)	577,000	594,668
4.35%, 03/01/29 (a)	200,000	209,021
4.30%, 02/15/30 (a)	447,000	462,487
4.50%, 05/15/35 (a)	250,000	252,292
5.25%, 03/01/37 (a)	600,000	644,796
4.90%, 08/15/37 (a)	250,000	258,381
4.85%, 03/01/39 (a)	250,000	256,722
6.00%, 08/15/40 (a)	250,000	288,821
5.35%, 09/01/40	150,000	161,559
5.55%, 08/15/41	150,000	165,793
4.30%, 12/15/42 (a)	250,000	237,559
4.80%, 06/15/44 (a)	300,000	300,519
4.35%, 06/15/45 (a)	300,000	285,849
4.75%, 05/15/46 (a)	500,000	498,311
5.15%, 11/15/46 (a)	250,000	261,011
5.65%, 02/15/47 (a)	150,000	168,710
5.45%, 03/01/47 (a)	250,000	275,002
4.50%, 03/09/48 (a)	574,000	552,668
4.55%, 03/09/49 (a)	300,000	291,375
5.15%, 02/15/50 (a)	500,000	524,607
5.70%, 03/01/57 (a)	100,000	112,281
Bell Canada, Inc.
4.46%, 04/01/48 (a)	150,000	159,134
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	269,754
9.63%, 12/15/30 (e)(f)	300,000	436,173
CBS Corp.
3.70%, 08/15/24 (a)	250,000	255,191
3.50%, 01/15/25 (a)	330,000	334,077
4.20%, 06/01/29 (a)	150,000	153,801
7.88%, 07/30/30	50,000	66,349
4.90%, 08/15/44 (a)	195,000	199,512
4.60%, 01/15/45 (a)	180,000	176,813
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	350,000	362,873
4.50%, 02/01/24 (a)	250,000	261,887
4.91%, 07/23/25 (a)	550,000	580,934
3.75%, 02/15/28 (a)	200,000	195,564
4.20%, 03/15/28 (a)	250,000	251,215
5.05%, 03/30/29 (a)	150,000	160,257
6.38%, 10/23/35 (a)	230,000	257,941
5.38%, 04/01/38 (a)	150,000	153,716
6.48%, 10/23/45 (a)	500,000	564,413
5.38%, 05/01/47 (a)	200,000	200,029
5.75%, 04/01/48 (a)	250,000	263,328
Comcast Corp.
3.30%, 10/01/20	250,000	252,731
3.45%, 10/01/21	400,000	408,607
3.13%, 07/15/22	250,000	254,367
2.75%, 03/01/23 (a)	250,000	251,303
3.00%, 02/01/24 (a)	150,000	152,033
3.38%, 02/15/25 (a)	200,000	205,694
3.95%, 10/15/25 (a)	250,000	265,218
3.30%, 02/01/27 (a)	500,000	506,779
4.15%, 10/15/28 (a)	500,000	537,293
4.25%, 10/15/30 (a)	250,000	270,244
7.05%, 03/15/33	500,000	676,742

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 08/15/34 (a)	250,000	267,305
4.40%, 08/15/35 (a)	150,000	162,352
6.50%, 11/15/35	195,000	253,564
3.90%, 03/01/38 (a)	250,000	255,151
4.60%, 10/15/38 (a)	500,000	547,250
6.40%, 03/01/40	150,000	196,148
4.65%, 07/15/42	100,000	108,654
4.50%, 01/15/43	200,000	216,194
4.60%, 08/15/45 (a)	300,000	324,392
3.40%, 07/15/46 (a)	200,000	182,334
3.97%, 11/01/47 (a)	350,000	346,788
4.00%, 03/01/48 (a)	250,000	250,329
4.70%, 10/15/48 (a)	500,000	556,659
4.00%, 11/01/49 (a)	150,000	149,100
4.05%, 11/01/52 (a)	150,000	149,871
4.95%, 10/15/58 (a)	250,000	287,278
Crown Castle International Corp.
2.25%, 09/01/21 (a)	250,000	247,981
4.88%, 04/15/22	330,000	349,100
5.25%, 01/15/23	350,000	376,331
4.45%, 02/15/26 (a)	195,000	206,645
4.75%, 05/15/47 (a)	250,000	257,785
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)(f)	450,000	633,391
Discovery Communications LLC
2.80%, 06/15/20 (a)	175,000	175,137
3.50%, 06/15/22 (a)	250,000	255,078
4.90%, 03/11/26 (a)	100,000	107,632
3.95%, 03/20/28 (a)	250,000	251,379
5.00%, 09/20/37 (a)	250,000	250,936
6.35%, 06/01/40	250,000	282,359
4.88%, 04/01/43	150,000	144,401
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	150,000	152,845
Fox Corp.
4.03%, 01/25/24 (a)(g)	150,000	157,162
4.71%, 01/25/29 (a)(g)	200,000	218,594
5.48%, 01/25/39 (a)(g)	200,000	228,053
5.58%, 01/25/49 (a)(g)	200,000	232,999
Grupo Televisa S.A.B.
6.63%, 03/18/25	200,000	228,545
5.00%, 05/13/45 (a)	300,000	292,431
Koninklijke KPN N.V.
8.38%, 10/01/30	150,000	193,251
Moody’s Corp.
2.75%, 12/15/21 (a)	250,000	251,216
4.25%, 02/01/29 (a)	150,000	160,531
4.88%, 12/17/48 (a)	150,000	169,569
NBCUniversal Media LLC
4.38%, 04/01/21	445,000	460,189
2.88%, 01/15/23	200,000	202,318
4.45%, 01/15/43	230,000	242,147
Omnicom Group, Inc./Omnicom Capital, Inc.
4.45%, 08/15/20	180,000	183,938
3.63%, 05/01/22	250,000	256,371
3.65%, 11/01/24 (a)	130,000	133,939
3.60%, 04/15/26 (a)	250,000	252,251
Orange S.A.
9.00%, 03/01/31 (b)	500,000	742,204
RELX Capital, Inc.
3.13%, 10/15/22 (a)	150,000	151,605
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	150,000	151,840
3.63%, 12/15/25 (a)	200,000	205,764
5.00%, 03/15/44 (a)	330,000	371,223
4.35%, 05/01/49 (a)	150,000	155,688
Security Rate, Maturity Date	Face Amount ($)	Value ($)
S&P Global, Inc.
4.00%, 06/15/25 (a)	500,000	537,317
TCI Communications, Inc.
7.13%, 02/15/28	230,000	290,565
Telefonica Emisiones S.A.
5.46%, 02/16/21	180,000	188,292
4.57%, 04/27/23	150,000	159,840
4.10%, 03/08/27	300,000	309,363
7.05%, 06/20/36	195,000	242,219
4.67%, 03/06/38	150,000	147,194
5.21%, 03/08/47	350,000	361,095
4.90%, 03/06/48	150,000	147,568
5.52%, 03/01/49 (a)	150,000	161,098
TELUS Corp.
3.70%, 09/15/27 (a)	200,000	204,727
The Interpublic Group of Cos., Inc.
4.20%, 04/15/24	350,000	369,758
The Walt Disney Co.
4.50%, 02/15/21 (g)	75,000	77,590
3.00%, 09/15/22 (g)	150,000	152,400
3.70%, 10/15/25 (a)(g)	200,000	210,053
6.55%, 03/15/33 (g)	500,000	666,442
6.20%, 12/15/34 (g)	150,000	199,465
6.40%, 12/15/35 (g)	230,000	310,056
6.15%, 03/01/37 (g)	150,000	198,162
6.90%, 08/15/39 (g)	150,000	214,513
4.75%, 09/15/44 (a)(g)	250,000	294,026
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	150,000	157,830
5.65%, 11/23/43 (a)	150,000	166,814
Time Warner Cable LLC
4.13%, 02/15/21 (a)	250,000	254,590
4.00%, 09/01/21 (a)	150,000	153,025
7.30%, 07/01/38	150,000	176,787
6.75%, 06/15/39	150,000	169,387
5.88%, 11/15/40 (a)	474,000	490,799
5.50%, 09/01/41 (a)	150,000	150,229
4.50%, 09/15/42 (a)	200,000	177,506
TWDC Enterprises 18 Corp.
2.30%, 02/12/21	250,000	249,678
3.75%, 06/01/21	150,000	153,931
3.00%, 02/13/26	350,000	355,122
4.13%, 06/01/44	450,000	491,584
Verizon Communications, Inc.
2.95%, 03/15/22	500,000	506,658
3.13%, 03/16/22	200,000	203,459
5.15%, 09/15/23	530,000	585,636
4.15%, 03/15/24 (a)	330,000	350,751
3.50%, 11/01/24 (a)	330,000	341,658
4.13%, 03/16/27	500,000	531,629
4.33%, 09/21/28	250,000	270,999
3.88%, 02/08/29 (a)	200,000	209,414
4.02%, 12/03/29 (a)(g)	450,000	475,704
4.50%, 08/10/33	300,000	324,609
4.40%, 11/01/34 (a)	630,000	667,601
4.27%, 01/15/36	155,000	160,012
5.25%, 03/16/37	150,000	172,463
4.81%, 03/15/39	150,000	163,790
4.75%, 11/01/41	724,000	781,643
3.85%, 11/01/42 (a)	250,000	240,653
4.86%, 08/21/46	400,000	439,547
4.52%, 09/15/48	350,000	368,774
5.01%, 04/15/49	450,000	508,749
5.01%, 08/21/54	250,000	280,785
4.67%, 03/15/55	750,000	799,717

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Viacom, Inc.
3.88%, 12/15/21	183,000	187,246
4.25%, 09/01/23 (a)	263,000	274,138
4.38%, 03/15/43	150,000	139,775
5.85%, 09/01/43 (a)	250,000	280,778
Vodafone Group PLC
2.95%, 02/19/23	380,000	381,800
4.13%, 05/30/25	250,000	259,562
4.38%, 05/30/28	700,000	730,522
7.88%, 02/15/30	150,000	199,154
6.15%, 02/27/37	250,000	288,298
5.00%, 05/30/38	150,000	154,134
5.25%, 05/30/48	450,000	467,823
7.00%, 04/04/79 (a)(c)	100,000	103,731
Warner Media LLC
3.55%, 06/01/24 (a)	350,000	359,611
3.88%, 01/15/26 (a)	650,000	661,974
6.10%, 07/15/40	150,000	175,747
5.35%, 12/15/43	150,000	161,815
4.85%, 07/15/45 (a)	300,000	305,744
WPP Finance 2010
3.75%, 09/19/24	100,000	102,011
		58,336,719
Consumer Cyclical 1.8%
Advance Auto Parts, Inc.
4.50%, 01/15/22 (a)	150,000	156,115
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	550,000	547,577
3.40%, 12/06/27 (a)	300,000	296,457
4.50%, 11/28/34 (a)	250,000	267,863
4.00%, 12/06/37 (a)	200,000	197,691
4.20%, 12/06/47 (a)	200,000	200,271
Amazon.com, Inc.
1.90%, 08/21/20	250,000	248,713
2.50%, 11/29/22 (a)	230,000	231,277
3.80%, 12/05/24 (a)	195,000	207,130
3.15%, 08/22/27 (a)	1,000,000	1,028,249
4.80%, 12/05/34 (a)	150,000	177,383
3.88%, 08/22/37 (a)	250,000	267,112
4.95%, 12/05/44 (a)	330,000	403,322
4.05%, 08/22/47 (a)	500,000	543,555
American Honda Finance Corp.
2.65%, 02/12/21	150,000	150,687
1.70%, 09/09/21	150,000	148,027
2.90%, 02/16/24	590,000	599,938
2.30%, 09/09/26	300,000	288,122
Aptiv Corp.
4.15%, 03/15/24 (a)	250,000	259,111
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	155,296
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	208,588
AutoNation, Inc.
3.50%, 11/15/24 (a)	250,000	245,468
AutoZone, Inc.
2.88%, 01/15/23 (a)	250,000	251,144
3.13%, 07/15/23 (a)	100,000	101,432
3.75%, 04/18/29 (a)	150,000	153,083
Best Buy Co., Inc.
5.50%, 03/15/21 (a)	100,000	104,180
4.45%, 10/01/28 (a)	100,000	103,069
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	350,000	352,237
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	102,046
Costco Wholesale Corp.
2.15%, 05/18/21 (a)	250,000	250,102
3.00%, 05/18/27 (a)	500,000	510,248
Cummins, Inc.
4.88%, 10/01/43 (a)	150,000	172,318
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	250,000	272,449
Daimler Finance North America LLC
8.50%, 01/18/31	200,000	293,033
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	102,543
Dollar General Corp.
3.25%, 04/15/23 (a)	100,000	101,365
3.88%, 04/15/27 (a)	100,000	102,458
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	150,000	151,732
eBay, Inc.
3.80%, 03/09/22 (a)	100,000	102,652
2.60%, 07/15/22 (a)	195,000	194,439
2.75%, 01/30/23 (a)	300,000	299,408
4.00%, 07/15/42 (a)	150,000	134,636
Expedia Group, Inc.
4.50%, 08/15/24 (a)	150,000	159,171
3.80%, 02/15/28 (a)	200,000	200,127
Family Dollar Stores, Inc.
5.00%, 02/01/21	250,000	256,904
Ford Motor Co.
4.35%, 12/08/26 (a)	180,000	176,580
6.63%, 10/01/28	200,000	219,069
7.45%, 07/16/31	393,000	445,633
4.75%, 01/15/43	125,000	103,583
5.29%, 12/08/46 (a)	150,000	131,824
Ford Motor Credit Co., LLC
3.16%, 08/04/20	300,000	299,698
3.20%, 01/15/21	200,000	199,585
5.75%, 02/01/21	250,000	258,932
3.47%, 04/05/21	405,000	404,215
2.98%, 08/03/22 (a)	500,000	488,845
3.10%, 05/04/23	200,000	192,481
4.38%, 08/06/23	250,000	251,464
5.58%, 03/18/24 (a)	200,000	208,278
4.69%, 06/09/25 (a)	250,000	250,460
4.13%, 08/04/25	250,000	242,337
4.39%, 01/08/26	200,000	194,576
General Motors Co.
4.88%, 10/02/23	562,000	585,633
4.20%, 10/01/27 (a)	500,000	486,140
5.00%, 10/01/28 (a)	150,000	151,328
5.15%, 04/01/38 (a)	250,000	229,784
6.25%, 10/02/43	350,000	353,574
5.20%, 04/01/45	100,000	90,765
5.95%, 04/01/49 (a)	100,000	97,849
General Motors Financial Co., Inc.
2.45%, 11/06/20	150,000	148,728
3.20%, 07/06/21 (a)	250,000	249,791
4.20%, 11/06/21	150,000	152,988
3.45%, 04/10/22 (a)	500,000	500,809
3.25%, 01/05/23 (a)	250,000	247,598
3.70%, 05/09/23 (a)	562,000	562,410
5.25%, 03/01/26 (a)	450,000	471,644
3.85%, 01/05/28 (a)	350,000	328,446

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
GLP Capital LP/GLP Financing II, Inc.
4.88%, 11/01/20 (a)	150,000	152,940
5.38%, 11/01/23 (a)	250,000	266,458
5.38%, 04/15/26 (a)	150,000	158,955
5.30%, 01/15/29 (a)	100,000	106,780
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	200,000	202,775
IHS Markit Ltd.
4.25%, 05/01/29 (a)	150,000	152,123
Kohl’s Corp.
4.25%, 07/17/25 (a)	350,000	362,119
Lear Corp.
3.80%, 09/15/27 (a)	200,000	192,249
Lowe’s Cos., Inc.
3.12%, 04/15/22 (a)	150,000	152,288
3.88%, 09/15/23 (a)	100,000	104,894
3.38%, 09/15/25 (a)	474,000	485,817
3.10%, 05/03/27 (a)	150,000	148,234
3.65%, 04/05/29 (a)	200,000	202,681
4.65%, 04/15/42 (a)	195,000	201,937
3.70%, 04/15/46 (a)	150,000	135,503
4.05%, 05/03/47 (a)	150,000	141,861
4.55%, 04/05/49 (a)	200,000	202,928
Macy’s Retail Holdings, Inc.
3.45%, 01/15/21 (a)	250,000	252,490
4.38%, 09/01/23 (a)	150,000	153,371
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	207,156
Marriott International, Inc.
2.88%, 03/01/21 (a)	100,000	100,431
3.75%, 03/15/25 (a)	330,000	339,439
3.13%, 06/15/26 (a)	150,000	148,032
Mastercard, Inc.
2.00%, 11/21/21 (a)	250,000	247,937
2.95%, 11/21/26 (a)	250,000	253,245
McDonald’s Corp.
2.63%, 01/15/22	200,000	200,478
3.70%, 01/30/26 (a)	330,000	344,439
3.50%, 03/01/27 (a)	200,000	206,108
3.80%, 04/01/28 (a)	350,000	367,074
4.70%, 12/09/35 (a)	250,000	272,448
5.70%, 02/01/39	150,000	180,087
4.88%, 12/09/45 (a)	270,000	297,639
4.45%, 09/01/48 (a)	250,000	262,526
NIKE, Inc.
3.38%, 11/01/46 (a)	350,000	340,206
Nordstrom, Inc.
4.00%, 03/15/27 (a)	296,000	293,899
O'Reilly Automotive, Inc.
3.80%, 09/01/22 (a)	150,000	154,458
4.35%, 06/01/28 (a)	200,000	212,045
PACCAR Financial Corp.
3.15%, 08/09/21	250,000	254,209
2.65%, 05/10/22	150,000	151,504
QVC, Inc.
5.13%, 07/02/22	180,000	186,577
4.38%, 03/15/23	100,000	100,350
4.45%, 02/15/25 (a)	150,000	149,117
5.45%, 08/15/34 (a)	195,000	192,788
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	250,000	269,957
Sands China Ltd.
4.60%, 08/08/23 (a)	300,000	312,711
5.40%, 08/08/28 (a)	200,000	209,697
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Starbucks Corp.
2.10%, 02/04/21 (a)	250,000	247,820
2.70%, 06/15/22 (a)	150,000	150,952
3.85%, 10/01/23 (a)	245,000	257,016
3.80%, 08/15/25 (a)	150,000	157,083
4.00%, 11/15/28 (a)	150,000	159,990
3.75%, 12/01/47 (a)	250,000	233,168
4.45%, 08/15/49 (a)	150,000	154,652
Target Corp.
2.90%, 01/15/22	150,000	152,467
3.50%, 07/01/24	263,000	275,762
3.38%, 04/15/29 (a)	150,000	154,709
4.00%, 07/01/42	75,000	78,119
3.90%, 11/15/47 (a)	500,000	512,222
The Home Depot, Inc.
2.00%, 04/01/21 (a)	150,000	149,168
4.40%, 04/01/21 (a)	250,000	258,253
3.25%, 03/01/22	250,000	257,102
2.63%, 06/01/22 (a)	250,000	251,967
2.70%, 04/01/23 (a)	250,000	252,528
3.75%, 02/15/24 (a)	195,000	205,704
5.88%, 12/16/36	830,000	1,073,382
4.20%, 04/01/43 (a)	330,000	350,946
4.88%, 02/15/44 (a)	195,000	226,494
4.50%, 12/06/48 (a)	150,000	168,264
3.50%, 09/15/56 (a)	150,000	140,776
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	250,000	251,910
The Western Union Co.
4.25%, 06/09/23 (a)	250,000	261,717
Toyota Motor Corp.
3.67%, 07/20/28	150,000	158,753
Toyota Motor Credit Corp.
4.25%, 01/11/21	150,000	154,304
1.90%, 04/08/21	250,000	247,672
2.95%, 04/13/21	250,000	252,623
2.75%, 05/17/21	500,000	503,354
3.40%, 09/15/21	389,000	397,970
3.30%, 01/12/22	250,000	255,412
2.63%, 01/10/23	100,000	100,323
3.20%, 01/11/27	150,000	153,651
3.65%, 01/08/29	150,000	160,003
Visa, Inc.
2.15%, 09/15/22 (a)	150,000	149,328
2.80%, 12/14/22 (a)	400,000	406,304
3.15%, 12/14/25 (a)	500,000	514,999
4.15%, 12/14/35 (a)	330,000	361,713
4.30%, 12/14/45 (a)	295,000	335,022
3.65%, 09/15/47 (a)	150,000	153,378
Walgreen Co.
4.40%, 09/15/42	500,000	463,665
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	580,000	594,454
Walmart, Inc.
1.90%, 12/15/20	250,000	248,787
3.13%, 06/23/21	600,000	610,273
2.35%, 12/15/22 (a)	150,000	149,951
2.55%, 04/11/23 (a)	700,000	703,851
3.40%, 06/26/23 (a)	300,000	311,835
3.30%, 04/22/24 (a)	250,000	258,121
3.05%, 07/08/26 (a)	150,000	153,962
3.70%, 06/26/28 (a)	500,000	532,437
3.25%, 07/08/29 (a)	150,000	155,007
5.25%, 09/01/35	150,000	186,309
3.95%, 06/28/38 (a)	250,000	267,544
4.30%, 04/22/44 (a)	750,000	841,107

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 12/15/47 (a)	150,000	153,160
4.05%, 06/29/48 (a)	400,000	435,075
		46,807,253
Consumer Non-Cyclical 4.0%
Abbott Laboratories
2.90%, 11/30/21 (a)	850,000	858,056
4.75%, 11/30/36 (a)	150,000	170,620
4.90%, 11/30/46 (a)	826,000	971,608
AbbVie, Inc.
2.30%, 05/14/21 (a)	250,000	248,666
3.38%, 11/14/21	150,000	152,235
2.90%, 11/06/22	400,000	401,013
2.85%, 05/14/23 (a)	500,000	498,385
3.75%, 11/14/23 (a)	150,000	154,597
3.60%, 05/14/25 (a)	200,000	203,915
3.20%, 05/14/26 (a)	350,000	345,240
4.50%, 05/14/35 (a)	250,000	249,938
4.30%, 05/14/36 (a)	500,000	489,230
4.40%, 11/06/42	250,000	237,534
4.70%, 05/14/45 (a)	150,000	146,566
4.88%, 11/14/48 (a)	500,000	503,240
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	92,411
Allergan Finance LLC
4.63%, 10/01/42 (a)	100,000	95,307
Allergan Funding SCS
3.45%, 03/15/22 (a)	250,000	251,601
3.85%, 06/15/24 (a)	450,000	457,768
3.80%, 03/15/25 (a)	750,000	755,408
4.85%, 06/15/44 (a)	150,000	147,024
4.75%, 03/15/45 (a)	111,000	107,151
Altria Group, Inc.
4.75%, 05/05/21	150,000	155,714
3.49%, 02/14/22 (a)	150,000	152,742
2.95%, 05/02/23	450,000	450,138
3.80%, 02/14/24 (a)	250,000	256,963
2.63%, 09/16/26 (a)	100,000	93,619
4.80%, 02/14/29 (a)	500,000	523,059
5.80%, 02/14/39 (a)	100,000	108,517
4.25%, 08/09/42	250,000	223,357
4.50%, 05/02/43	100,000	90,828
5.38%, 01/31/44	200,000	203,750
5.95%, 02/14/49 (a)	200,000	218,822
6.20%, 02/14/59 (a)	200,000	221,676
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	200,000	203,312
4.30%, 12/15/47 (a)	150,000	138,859
Amgen, Inc.
3.45%, 10/01/20	750,000	759,632
1.85%, 08/19/21 (a)	300,000	294,972
2.70%, 05/01/22 (a)	100,000	100,099
2.65%, 05/11/22 (a)	150,000	150,121
3.63%, 05/22/24 (a)	250,000	258,431
2.60%, 08/19/26 (a)	330,000	318,535
4.40%, 05/01/45 (a)	250,000	250,381
4.66%, 06/15/51 (a)	925,000	958,585
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	300,000	305,517
4.70%, 02/01/36 (a)	555,000	573,533
4.90%, 02/01/46 (a)	1,250,000	1,295,512
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	400,000	400,671
3.30%, 02/01/23 (a)	199,000	202,566
3.70%, 02/01/24	150,000	156,018
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.63%, 02/01/44	150,000	150,232
4.90%, 02/01/46 (a)	200,000	206,595
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	250,000	249,451
3.50%, 01/12/24 (a)	300,000	308,802
4.15%, 01/23/25 (a)	150,000	158,312
4.00%, 04/13/28 (a)	650,000	678,263
4.75%, 01/23/29 (a)	400,000	434,967
4.90%, 01/23/31 (a)	250,000	277,061
4.38%, 04/15/38 (a)	150,000	148,998
8.20%, 01/15/39	150,000	218,163
5.45%, 01/23/39 (a)	300,000	335,286
4.60%, 04/15/48 (a)	300,000	298,564
4.44%, 10/06/48 (a)	250,000	244,759
5.55%, 01/23/49 (a)	500,000	566,310
4.75%, 04/15/58 (a)	250,000	250,099
5.80%, 01/23/59 (a)	300,000	348,706
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (a)	150,000	154,178
2.50%, 08/11/26 (a)	350,000	342,829
4.02%, 04/16/43	100,000	103,540
3.75%, 09/15/47 (a)	200,000	200,336
Ascension Health
3.95%, 11/15/46	250,000	268,109
AstraZeneca PLC
2.38%, 11/16/20	300,000	299,495
3.38%, 11/16/25	200,000	202,482
4.00%, 01/17/29 (a)	350,000	370,721
6.45%, 09/15/37	330,000	427,111
4.00%, 09/18/42	150,000	149,604
4.38%, 08/17/48 (a)	150,000	157,880
BAT Capital Corp.
2.30%, 08/14/20	250,000	248,787
2.76%, 08/15/22 (a)	300,000	297,661
3.22%, 08/15/24 (a)	300,000	297,027
3.56%, 08/15/27 (a)	500,000	481,048
4.39%, 08/15/37 (a)	250,000	228,158
4.54%, 08/15/47 (a)	200,000	180,000
Baxalta, Inc.
5.25%, 06/23/45 (a)	99,000	116,904
Baxter International, Inc.
1.70%, 08/15/21 (a)	100,000	98,286
2.60%, 08/15/26 (a)	229,000	223,837
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	100,000	109,614
Becton Dickinson & Co.
2.40%, 06/05/20	500,000	498,208
3.36%, 06/06/24 (a)	350,000	355,326
3.73%, 12/15/24 (a)	102,000	105,220
3.70%, 06/06/27 (a)	150,000	153,666
4.69%, 12/15/44 (a)	250,000	269,049
4.67%, 06/06/47 (a)	200,000	215,178
Biogen, Inc.
2.90%, 09/15/20	350,000	351,091
3.63%, 09/15/22	150,000	153,179
4.05%, 09/15/25 (a)	150,000	157,322
5.20%, 09/15/45 (a)	150,000	167,085
Boston Scientific Corp.
3.38%, 05/15/22	150,000	153,195
3.85%, 05/15/25	375,000	393,203
4.00%, 03/01/28 (a)	150,000	157,090
4.55%, 03/01/39 (a)	150,000	161,250
4.70%, 03/01/49 (a)	200,000	218,963
Bristol-Myers Squibb Co.
2.55%, 05/14/21 (g)	250,000	251,032
2.00%, 08/01/22	200,000	197,692

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.90%, 07/26/24 (a)(g)	350,000	354,822
3.20%, 06/15/26 (a)(g)	250,000	255,935
3.25%, 02/27/27	250,000	254,813
3.40%, 07/26/29 (a)(g)	500,000	512,358
4.13%, 06/15/39 (a)(g)	250,000	261,252
4.25%, 10/26/49 (a)(g)	500,000	529,287
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	159,244
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	350,000	336,541
Campbell Soup Co.
3.30%, 03/19/25 (a)	250,000	248,861
4.15%, 03/15/28 (a)	500,000	506,550
Cardinal Health, Inc.
3.20%, 03/15/23	150,000	151,132
3.08%, 06/15/24 (a)	350,000	348,489
3.75%, 09/15/25 (a)	330,000	336,916
4.90%, 09/15/45 (a)	180,000	172,833
Celgene Corp.
2.88%, 08/15/20	724,000	727,769
2.25%, 08/15/21	150,000	149,086
3.25%, 02/20/23 (a)	150,000	153,013
3.45%, 11/15/27 (a)	250,000	254,526
5.25%, 08/15/43	500,000	580,886
5.00%, 08/15/45 (a)	250,000	291,202
4.55%, 02/20/48 (a)	150,000	163,323
Church & Dwight Co., Inc.
3.95%, 08/01/47 (a)	150,000	146,230
Cigna Corp.
3.40%, 09/17/21 (g)	150,000	152,022
3.75%, 07/15/23 (a)	500,000	513,353
4.13%, 11/15/25 (a)(g)	100,000	104,335
4.38%, 10/15/28 (a)	400,000	419,620
4.80%, 08/15/38 (a)(g)	150,000	152,838
4.90%, 12/15/48 (a)	500,000	511,633
Colgate-Palmolive Co.
2.25%, 11/15/22	100,000	100,274
1.95%, 02/01/23	100,000	99,173
2.10%, 05/01/23	250,000	248,392
3.70%, 08/01/47 (a)	100,000	105,136
Conagra Brands, Inc.
3.80%, 10/22/21	250,000	255,565
4.60%, 11/01/25 (a)	150,000	159,918
4.85%, 11/01/28 (a)	250,000	268,757
5.30%, 11/01/38 (a)	150,000	158,311
5.40%, 11/01/48 (a)	150,000	157,929
Constellation Brands, Inc.
3.75%, 05/01/21	150,000	152,773
3.20%, 02/15/23 (a)	500,000	507,322
3.50%, 05/09/27 (a)	100,000	100,399
4.50%, 05/09/47 (a)	150,000	151,300
5.25%, 11/15/48 (a)	150,000	165,221
CVS Health Corp.
2.80%, 07/20/20 (a)	250,000	250,160
3.35%, 03/09/21	550,000	555,635
4.13%, 05/15/21 (a)	150,000	153,597
2.13%, 06/01/21 (a)	330,000	326,200
2.75%, 12/01/22 (a)	250,000	248,467
3.70%, 03/09/23 (a)	950,000	970,440
3.38%, 08/12/24 (a)	580,000	587,502
4.10%, 03/25/25 (a)	400,000	414,201
4.30%, 03/25/28 (a)	650,000	670,023
4.88%, 07/20/35 (a)	500,000	511,527
4.78%, 03/25/38 (a)	450,000	450,777
5.30%, 12/05/43 (a)	250,000	261,749
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.13%, 07/20/45 (a)	400,000	408,220
5.05%, 03/25/48 (a)	1,000,000	1,018,744
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	154,509
Diageo Capital PLC
4.83%, 07/15/20	100,000	102,593
2.63%, 04/29/23 (a)	50,000	50,212
3.88%, 04/29/43 (a)	100,000	103,581
Diageo Investment Corp.
2.88%, 05/11/22	350,000	354,070
8.00%, 09/15/22	150,000	175,605
4.25%, 05/11/42	150,000	163,432
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	106,294
Eli Lilly & Co.
2.35%, 05/15/22	300,000	300,029
2.75%, 06/01/25 (a)	100,000	100,906
3.88%, 03/15/39 (a)	100,000	105,583
3.70%, 03/01/45 (a)	130,000	131,253
3.95%, 05/15/47 (a)	250,000	264,102
3.95%, 03/15/49 (a)	150,000	157,199
4.15%, 03/15/59 (a)	100,000	106,288
Express Scripts Holding Co.
4.75%, 11/15/21	400,000	419,415
3.50%, 06/15/24 (a)	150,000	152,814
4.50%, 02/25/26 (a)	200,000	212,271
3.40%, 03/01/27 (a)	250,000	248,560
4.80%, 07/15/46 (a)	330,000	330,333
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	200,000	210,911
General Mills, Inc.
2.60%, 10/12/22 (a)	500,000	500,464
4.20%, 04/17/28 (a)	150,000	158,168
4.55%, 04/17/38 (a)	250,000	258,225
4.70%, 04/17/48 (a)	150,000	154,337
Gilead Sciences, Inc.
2.55%, 09/01/20	150,000	150,180
4.40%, 12/01/21 (a)	724,000	753,472
3.25%, 09/01/22 (a)	500,000	510,143
3.65%, 03/01/26 (a)	250,000	259,408
5.65%, 12/01/41 (a)	724,000	865,788
4.75%, 03/01/46 (a)	270,000	289,471
4.15%, 03/01/47 (a)	150,000	148,936
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	150,000	151,959
2.85%, 05/08/22	150,000	151,467
2.88%, 06/01/22 (a)	150,000	151,839
3.00%, 06/01/24 (a)	300,000	304,520
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	850,000	905,044
6.38%, 05/15/38	263,000	352,971
Hasbro, Inc.
5.10%, 05/15/44 (a)	200,000	200,591
HCA, Inc.
4.75%, 05/01/23	250,000	263,459
5.00%, 03/15/24	250,000	265,857
5.25%, 04/15/25	250,000	269,364
5.25%, 06/15/26 (a)	150,000	161,318
5.50%, 06/15/47 (a)	250,000	263,116
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	60,264
Johnson & Johnson
2.45%, 12/05/21	100,000	100,280
2.05%, 03/01/23 (a)	300,000	297,905
3.38%, 12/05/23	500,000	524,548

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.45%, 03/01/26 (a)	100,000	98,629
4.38%, 12/05/33 (a)	150,000	169,563
3.63%, 03/03/37 (a)	1,150,000	1,194,203
3.70%, 03/01/46 (a)	330,000	342,112
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	500,000	511,777
4.15%, 05/01/47 (a)	150,000	165,564
Kellogg Co.
3.25%, 05/14/21	150,000	152,335
2.65%, 12/01/23	500,000	500,086
4.50%, 04/01/46	100,000	98,947
Keurig Dr Pepper, Inc.
3.55%, 05/25/21 (g)	250,000	253,905
4.06%, 05/25/23 (a)(g)	250,000	259,963
4.42%, 05/25/25 (a)(g)	250,000	263,983
4.60%, 05/25/28 (a)(g)	200,000	213,757
4.99%, 05/25/38 (a)(g)	250,000	265,938
5.09%, 05/25/48 (a)(g)	100,000	106,958
Kimberly-Clark Corp.
3.20%, 07/30/46 (a)	500,000	462,969
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	43,540
Koninklijke Philips N.V.
5.00%, 03/15/42	195,000	223,373
Kraft Heinz Foods Co.
3.50%, 06/06/22	535,000	544,674
3.50%, 07/15/22 (a)	250,000	254,033
4.00%, 06/15/23 (a)	150,000	155,215
3.95%, 07/15/25 (a)	200,000	203,326
6.88%, 01/26/39	600,000	693,884
5.20%, 07/15/45 (a)	330,000	324,622
4.38%, 06/01/46 (a)	330,000	290,133
Laboratory Corp. of America Holdings
3.20%, 02/01/22	100,000	101,296
3.25%, 09/01/24 (a)	100,000	100,811
3.60%, 02/01/25 (a)	150,000	152,159
3.60%, 09/01/27 (a)	150,000	151,547
4.70%, 02/01/45 (a)	150,000	152,469
Mayo Clinic
4.00%, 11/15/47	150,000	166,107
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	151,258
3.40%, 08/15/27 (a)	150,000	151,730
McKesson Corp.
2.70%, 12/15/22 (a)	100,000	99,702
2.85%, 03/15/23 (a)	100,000	99,922
3.80%, 03/15/24 (a)	100,000	103,153
4.75%, 05/30/29 (a)	300,000	320,672
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	159,962
5.90%, 11/01/39	150,000	190,153
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	600,000	620,125
Medtronic, Inc.
3.13%, 03/15/22 (a)	312,000	317,663
3.15%, 03/15/22	150,000	153,189
3.50%, 03/15/25	250,000	260,677
4.38%, 03/15/35	580,000	645,595
4.63%, 03/15/45	275,000	317,999
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/55	100,000	114,701
Merck & Co., Inc.
3.88%, 01/15/21 (a)	250,000	255,371
2.40%, 09/15/22 (a)	150,000	150,559
2.80%, 05/18/23	250,000	253,886
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 02/10/25 (a)	280,000	281,513
3.40%, 03/07/29 (a)	250,000	258,964
3.70%, 02/10/45 (a)	750,000	764,107
4.00%, 03/07/49 (a)	150,000	160,189
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	318,000	314,208
3.50%, 05/01/22	195,000	200,058
5.00%, 05/01/42	100,000	103,048
4.20%, 07/15/46 (a)	330,000	302,815
Mondelez International, Inc.
3.63%, 05/07/23 (a)	250,000	258,582
3.63%, 02/13/26 (a)	200,000	206,803
Mylan, Inc.
4.20%, 11/29/23 (a)	230,000	228,841
4.55%, 04/15/28 (a)	700,000	670,745
5.20%, 04/15/48 (a)	100,000	89,902
Newell Brands, Inc.
3.85%, 04/01/23 (a)	350,000	352,601
4.20%, 04/01/26 (a)	300,000	292,432
5.38%, 04/01/36 (a)	116,000	112,845
Northwell Healthcare, Inc.
4.26%, 11/01/47 (a)	150,000	158,979
Novartis Capital Corp.
3.40%, 05/06/24	100,000	103,699
3.00%, 11/20/25 (a)	250,000	254,335
3.10%, 05/17/27 (a)	650,000	660,674
3.70%, 09/21/42	100,000	102,064
4.40%, 05/06/44	250,000	282,883
NYU Langone Hospitals
4.78%, 07/01/44	100,000	118,260
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	100,000	119,517
PepsiCo, Inc.
3.13%, 11/01/20	150,000	151,441
3.00%, 08/25/21	250,000	254,387
1.70%, 10/06/21 (a)	750,000	740,321
2.75%, 03/05/22	250,000	253,384
2.38%, 10/06/26 (a)	250,000	243,780
3.00%, 10/15/27 (a)	250,000	253,546
4.60%, 07/17/45 (a)	400,000	467,883
4.45%, 04/14/46 (a)	250,000	287,838
3.45%, 10/06/46 (a)	200,000	197,413
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	291,000	286,352
Pfizer, Inc.
1.95%, 06/03/21	500,000	497,472
3.00%, 09/15/21	150,000	152,493
3.00%, 06/15/23	500,000	511,387
3.00%, 12/15/26	250,000	253,192
4.00%, 12/15/36	150,000	158,983
4.10%, 09/15/38 (a)	150,000	161,498
7.20%, 03/15/39	260,000	386,902
4.40%, 05/15/44	330,000	364,793
4.13%, 12/15/46	250,000	269,058
4.00%, 03/15/49 (a)	150,000	158,771
Philip Morris International, Inc.
2.90%, 11/15/21	230,000	232,016
2.38%, 08/17/22 (a)	200,000	199,060
3.25%, 11/10/24	330,000	337,493
3.38%, 08/11/25 (a)	330,000	339,197
3.13%, 03/02/28 (a)	150,000	148,936
3.38%, 08/15/29 (a)	150,000	151,124
6.38%, 05/16/38	100,000	127,856
4.50%, 03/20/42	400,000	416,303
3.88%, 08/21/42	100,000	95,831
4.13%, 03/04/43	150,000	149,159

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	500,000	511,870
3.45%, 06/01/26 (a)	150,000	151,097
Reynolds American, Inc.
3.25%, 06/12/20	150,000	150,744
4.45%, 06/12/25 (a)	195,000	202,642
5.70%, 08/15/35 (a)	150,000	159,069
7.25%, 06/15/37	250,000	305,936
5.85%, 08/15/45 (a)	250,000	258,908
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	42,346
Sanofi
4.00%, 03/29/21	250,000	256,859
3.63%, 06/19/28 (a)	250,000	264,479
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	495,998
2.88%, 09/23/23 (a)	500,000	496,797
3.20%, 09/23/26 (a)	335,000	330,910
Stryker Corp.
2.63%, 03/15/21 (a)	150,000	149,838
3.38%, 11/01/25 (a)	150,000	155,666
3.65%, 03/07/28 (a)	150,000	155,856
4.63%, 03/15/46 (a)	250,000	276,486
Sutter Health
4.09%, 08/15/48 (a)	65,000	69,873
Sysco Corp.
2.60%, 10/01/20 (a)	350,000	349,924
3.30%, 07/15/26 (a)	150,000	151,077
3.25%, 07/15/27 (a)	150,000	150,508
4.50%, 04/01/46 (a)	150,000	157,785
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)(g)	150,000	154,303
5.00%, 11/26/28 (a)(g)	250,000	277,803
The Clorox Co.
3.50%, 12/15/24 (a)	250,000	260,066
The Coca-Cola Co.
3.15%, 11/15/20	195,000	197,332
2.20%, 05/25/22	500,000	499,533
3.20%, 11/01/23	150,000	155,398
2.88%, 10/27/25	100,000	101,881
2.25%, 09/01/26	562,000	548,294
The Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	250,000	246,633
The Hershey Co.
3.38%, 05/15/23 (a)	250,000	259,202
The JM Smucker Co.
3.50%, 03/15/25	487,000	497,845
The Kroger Co.
2.95%, 11/01/21 (a)	250,000	251,703
2.80%, 08/01/22 (a)	250,000	251,144
2.65%, 10/15/26 (a)	150,000	142,180
4.50%, 01/15/29 (a)	150,000	158,005
5.40%, 07/15/40 (a)	200,000	209,652
4.45%, 02/01/47 (a)	150,000	140,803
4.65%, 01/15/48 (a)	150,000	144,330
The Procter & Gamble Co.
1.85%, 02/02/21	250,000	248,618
1.70%, 11/03/21	250,000	246,960
2.15%, 08/11/22	150,000	149,876
2.70%, 02/02/26	250,000	251,170
2.45%, 11/03/26	241,000	237,849
The Toledo Hospital
5.33%, 11/15/28	150,000	161,557
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21 (a)	150,000	152,724
3.30%, 02/15/22	350,000	357,086
3.00%, 04/15/23 (a)	200,000	202,407
4.15%, 02/01/24 (a)	283,000	299,910
2.95%, 09/19/26 (a)	150,000	148,070
5.30%, 02/01/44 (a)	195,000	229,551
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	150,000	157,366
3.90%, 09/28/23 (a)	150,000	156,646
3.95%, 08/15/24 (a)	150,000	156,929
4.00%, 03/01/26 (a)	100,000	104,485
3.55%, 06/02/27 (a)	250,000	253,213
5.15%, 08/15/44 (a)	150,000	162,314
4.55%, 06/02/47 (a)	200,000	198,687
Unilever Capital Corp.
4.25%, 02/10/21	530,000	546,447
3.00%, 03/07/22	250,000	254,072
2.00%, 07/28/26	500,000	471,840
3.50%, 03/22/28 (a)	150,000	156,274
Whirlpool Corp.
4.85%, 06/15/21	150,000	156,496
3.70%, 05/01/25	100,000	102,067
4.50%, 06/01/46 (a)	100,000	94,045
Wyeth LLC
6.50%, 02/01/34	150,000	205,890
5.95%, 04/01/37	500,000	645,040
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	150,000	151,406
3.70%, 03/19/23 (a)	250,000	256,336
4.45%, 08/15/45 (a)	250,000	248,471
Zoetis, Inc.
3.45%, 11/13/20 (a)	250,000	252,976
3.25%, 02/01/23 (a)	70,000	71,100
3.90%, 08/20/28 (a)	250,000	261,187
4.70%, 02/01/43 (a)	195,000	217,729
		106,360,698
Energy 2.2%
Anadarko Finance Co.
7.50%, 05/01/31	250,000	326,808
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	200,000	206,617
6.45%, 09/15/36	150,000	180,828
7.95%, 06/15/39	150,000	208,405
6.60%, 03/15/46 (a)	150,000	191,645
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (a)	250,000	254,654
Apache Corp.
2.63%, 01/15/23 (a)	250,000	246,376
4.38%, 10/15/28 (a)	150,000	153,086
6.00%, 01/15/37	184,000	207,792
5.10%, 09/01/40 (a)	100,000	99,408
4.75%, 04/15/43 (a)	300,000	284,551
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (a)	250,000	253,021
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	250,000	245,360
4.08%, 12/15/47 (a)	200,000	182,902
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	371,305
BP Capital Markets America, Inc.
4.50%, 10/01/20	130,000	133,475
2.11%, 09/16/21 (a)	750,000	744,763
2.75%, 05/10/23	300,000	300,747

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.22%, 11/28/23 (a)	250,000	254,970
3.94%, 09/21/28 (a)	150,000	158,854
4.23%, 11/06/28 (a)	150,000	161,625
BP Capital Markets PLC
3.06%, 03/17/22	250,000	253,611
3.81%, 02/10/24	250,000	261,425
3.54%, 11/04/24	200,000	207,837
3.28%, 09/19/27 (a)	750,000	755,433
3.72%, 11/28/28 (a)	150,000	156,249
Buckeye Partners LP
3.95%, 12/01/26 (a)	400,000	368,207
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	150,000	149,918
3.90%, 02/01/25 (a)	180,000	186,670
6.45%, 06/30/33	295,000	363,689
6.25%, 03/15/38	330,000	397,977
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	250,000	249,209
6.75%, 11/15/39	250,000	279,630
5.40%, 06/15/47 (a)	250,000	248,581
Chevron Corp.
2.10%, 05/16/21 (a)	150,000	149,652
2.36%, 12/05/22 (a)	600,000	599,515
3.19%, 06/24/23 (a)	750,000	770,811
2.95%, 05/16/26 (a)	100,000	101,705
Cimarex Energy Co.
4.38%, 06/01/24 (a)	180,000	188,360
4.38%, 03/15/29 (a)	100,000	104,371
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	100,000	106,890
Concho Resources, Inc.
4.38%, 01/15/25 (a)	200,000	207,257
4.30%, 08/15/28 (a)	250,000	264,408
4.88%, 10/01/47 (a)	100,000	105,337
ConocoPhillips Co.
4.95%, 03/15/26 (a)	550,000	617,192
6.50%, 02/01/39	800,000	1,087,765
Continental Resources, Inc.
5.00%, 09/15/22 (a)	200,000	201,662
4.50%, 04/15/23 (a)	250,000	258,429
4.38%, 01/15/28 (a)	250,000	257,384
Devon Energy Corp.
5.85%, 12/15/25 (a)	250,000	289,339
5.60%, 07/15/41 (a)	400,000	455,731
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (a)	263,000	293,900
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	300,000	306,565
Enbridge Energy Partners LP
4.20%, 09/15/21 (a)	395,000	404,723
5.50%, 09/15/40 (a)	180,000	209,711
Enbridge, Inc.
3.70%, 07/15/27 (a)	650,000	663,365
4.50%, 06/10/44 (a)	250,000	260,856
Encana Corp.
3.90%, 11/15/21 (a)	150,000	153,346
6.63%, 08/15/37	250,000	300,531
Energy Transfer Operating LP
4.15%, 10/01/20 (a)	500,000	507,686
4.65%, 06/01/21 (a)	250,000	257,576
3.60%, 02/01/23 (a)	150,000	151,668
5.88%, 01/15/24 (a)	250,000	273,419
4.95%, 06/15/28 (a)	150,000	158,278
5.25%, 04/15/29 (a)	150,000	161,698
4.90%, 03/15/35 (a)	230,000	220,907
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.80%, 06/15/38 (a)	150,000	159,916
5.15%, 03/15/45 (a)	250,000	242,127
6.13%, 12/15/45 (a)	265,000	290,510
6.00%, 06/15/48 (a)	150,000	161,857
6.25%, 04/15/49 (a)	250,000	280,112
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	150,000	152,566
3.90%, 02/15/24 (a)	195,000	203,368
3.75%, 02/15/25 (a)	230,000	239,106
3.70%, 02/15/26 (a)	250,000	256,794
3.95%, 02/15/27 (a)	150,000	156,681
4.15%, 10/16/28 (a)	250,000	265,104
6.13%, 10/15/39	350,000	424,775
4.85%, 08/15/42 (a)	100,000	106,145
4.85%, 03/15/44 (a)	150,000	159,491
5.10%, 02/15/45 (a)	300,000	329,814
4.90%, 05/15/46 (a)	750,000	802,932
EOG Resources, Inc.
2.63%, 03/15/23 (a)	110,000	110,019
3.90%, 04/01/35 (a)	424,000	438,484
EQM Midstream Partners LP
5.50%, 07/15/28 (a)	150,000	154,512
EQT Corp.
3.00%, 10/01/22 (a)	350,000	346,221
EQT Midstream Partners LP
4.75%, 07/15/23 (a)	250,000	255,141
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	491,000	490,783
2.40%, 03/06/22 (a)	150,000	150,436
2.73%, 03/01/23 (a)	350,000	353,845
3.57%, 03/06/45 (a)	330,000	334,238
4.11%, 03/01/46 (a)	250,000	273,390
Halliburton Co.
3.50%, 08/01/23 (a)	100,000	102,595
3.80%, 11/15/25 (a)	350,000	360,627
4.85%, 11/15/35 (a)	150,000	160,664
7.45%, 09/15/39	200,000	263,054
5.00%, 11/15/45 (a)	330,000	345,792
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	330,000	348,333
Hess Corp.
5.80%, 04/01/47 (a)	500,000	524,674
HollyFrontier Corp.
5.88%, 04/01/26 (a)	250,000	269,732
Husky Energy, Inc.
4.00%, 04/15/24 (a)	300,000	306,518
4.40%, 04/15/29 (a)	100,000	101,621
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	294,166
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	150,000	151,830
3.95%, 09/01/22 (a)	250,000	258,163
4.30%, 05/01/24 (a)	296,000	311,166
6.95%, 01/15/38	330,000	406,938
4.70%, 11/01/42 (a)	195,000	190,889
5.40%, 09/01/44 (a)	195,000	206,306
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	150,000	150,672
4.30%, 06/01/25 (a)	195,000	204,701
7.75%, 01/15/32	150,000	196,746
5.30%, 12/01/34 (a)	250,000	272,518
5.55%, 06/01/45 (a)	330,000	358,388
5.05%, 02/15/46 (a)	200,000	204,122

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Magellan Midstream Partners LP
5.15%, 10/15/43 (a)	250,000	272,048
4.85%, 02/01/49 (a)	150,000	162,275
Marathon Oil Corp.
4.40%, 07/15/27 (a)	600,000	622,873
Marathon Petroleum Corp.
5.13%, 03/01/21	150,000	156,329
4.75%, 12/15/23 (a)	150,000	160,507
3.63%, 09/15/24 (a)	230,000	234,455
3.80%, 04/01/28 (a)	100,000	99,914
5.00%, 09/15/54 (a)	250,000	252,570
MPLX LP
4.88%, 12/01/24 (a)	500,000	535,710
4.00%, 03/15/28 (a)	150,000	150,384
4.80%, 02/15/29 (a)	150,000	159,659
4.50%, 04/15/38 (a)	150,000	142,704
5.20%, 03/01/47 (a)	200,000	204,396
4.70%, 04/15/48 (a)	200,000	190,201
5.50%, 02/15/49 (a)	150,000	159,987
4.90%, 04/15/58 (a)	100,000	95,213
National Fuel Gas Co.
3.95%, 09/15/27 (a)	100,000	99,113
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	150,000	147,832
3.95%, 12/01/42 (a)	150,000	127,490
Newfield Exploration Co.
5.75%, 01/30/22	100,000	106,905
5.63%, 07/01/24	200,000	218,967
Noble Energy, Inc.
3.85%, 01/15/28 (a)	500,000	501,211
6.00%, 03/01/41 (a)	150,000	166,604
4.95%, 08/15/47 (a)	100,000	102,363
Occidental Petroleum Corp.
3.13%, 02/15/22 (a)	150,000	150,830
2.70%, 02/15/23 (a)	250,000	249,304
3.50%, 06/15/25 (a)	250,000	255,716
3.40%, 04/15/26 (a)	100,000	100,186
4.40%, 04/15/46 (a)	430,000	424,875
ONEOK Partners LP
4.90%, 03/15/25 (a)	150,000	161,212
6.65%, 10/01/36	250,000	302,219
ONEOK, Inc.
4.55%, 07/15/28 (a)	250,000	263,596
5.20%, 07/15/48 (a)	250,000	260,899
Petro-Canada
5.35%, 07/15/33	100,000	114,802
Phillips 66
3.90%, 03/15/28 (a)	250,000	257,504
4.65%, 11/15/34 (a)	150,000	161,697
4.88%, 11/15/44 (a)	350,000	382,214
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	330,000	337,832
4.90%, 10/01/46 (a)	100,000	103,471
Pioneer Natural Resources Co.
3.95%, 07/15/22 (a)	150,000	155,292
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (a)	250,000	257,672
2.85%, 01/31/23 (a)	250,000	247,103
4.50%, 12/15/26 (a)	330,000	344,525
6.65%, 01/15/37	250,000	285,390
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (a)	500,000	518,793
5.75%, 05/15/24 (a)	380,000	417,507
5.00%, 03/15/27 (a)	500,000	533,858
4.20%, 03/15/28 (a)	150,000	151,753
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Shell International Finance BV
2.25%, 11/10/20	150,000	149,812
1.88%, 05/10/21	250,000	247,772
2.25%, 01/06/23	250,000	247,761
3.25%, 05/11/25	330,000	339,812
2.88%, 05/10/26	150,000	150,024
2.50%, 09/12/26	150,000	146,309
3.88%, 11/13/28 (a)	250,000	267,825
6.38%, 12/15/38	500,000	686,594
3.63%, 08/21/42	330,000	326,786
4.38%, 05/11/45	330,000	364,464
4.00%, 05/10/46	330,000	346,644
3.75%, 09/12/46	100,000	101,551
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	200,000	206,033
6.50%, 06/15/38	500,000	645,753
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	750,000	774,855
5.40%, 10/01/47 (a)	500,000	502,264
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	400,000	490,004
The Williams Cos., Inc.
3.60%, 03/15/22 (a)	195,000	198,354
3.70%, 01/15/23 (a)	150,000	152,991
4.30%, 03/04/24 (a)	850,000	892,617
7.50%, 01/15/31	150,000	190,425
8.75%, 03/15/32	250,000	351,902
6.30%, 04/15/40	500,000	585,053
4.85%, 03/01/48 (a)	150,000	152,390
Total Capital International S.A.
2.75%, 06/19/21	250,000	251,590
2.88%, 02/17/22	350,000	354,182
3.75%, 04/10/24	100,000	105,262
3.46%, 02/19/29 (a)	100,000	103,865
Total Capital S.A.
4.25%, 12/15/21	400,000	417,605
3.88%, 10/11/28	150,000	160,929
TransCanada PipeLines Ltd.
2.50%, 08/01/22	250,000	247,734
4.88%, 01/15/26 (a)	200,000	217,590
4.25%, 05/15/28 (a)	500,000	525,747
5.60%, 03/31/34	100,000	117,648
5.00%, 10/16/43 (a)	750,000	799,576
5.10%, 03/15/49 (a)	150,000	163,739
Valero Energy Corp.
3.40%, 09/15/26 (a)	500,000	495,548
4.00%, 04/01/29 (a)	150,000	151,722
4.90%, 03/15/45	230,000	240,309
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	158,819
Western Midstream Operating LP
4.00%, 07/01/22 (a)	150,000	150,906
3.95%, 06/01/25 (a)	330,000	323,870
4.50%, 03/01/28 (a)	150,000	148,506
5.50%, 08/15/48 (a)	100,000	96,077
		57,521,426
Industrial Other 0.1%
Cintas Corp. No 2
3.25%, 06/01/22 (a)	100,000	102,425
3.70%, 04/01/27 (a)	500,000	523,097
Fluor Corp.
3.50%, 12/15/24 (a)	500,000	506,558
Massachusetts Institute of Technology
5.60%, 07/01/11	150,000	221,574

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
President & Fellows of Harvard College
3.30%, 07/15/56 (a)	100,000	99,788
Steelcase, Inc.
5.13%, 01/18/29 (a)	100,000	107,647
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48 (a)	100,000	106,337
The George Washington University
4.13%, 09/15/48 (a)	150,000	167,183
University of Southern California
3.84%, 10/01/47 (a)	150,000	165,387
William Marsh Rice University
3.57%, 05/15/45	200,000	209,578
		2,209,574
Technology 2.0%
Adobe, Inc.
3.25%, 02/01/25 (a)	250,000	259,018
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	250,000	260,040
Alphabet, Inc.
3.38%, 02/25/24	445,000	466,565
Analog Devices, Inc.
3.13%, 12/05/23 (a)	500,000	505,940
3.50%, 12/05/26 (a)	100,000	100,130
Apple, Inc.
2.00%, 11/13/20	300,000	298,751
2.25%, 02/23/21 (a)	550,000	550,031
2.85%, 05/06/21	480,000	484,892
1.55%, 08/04/21 (a)	250,000	246,308
2.15%, 02/09/22	100,000	99,589
2.70%, 05/13/22	850,000	858,395
2.40%, 01/13/23 (a)	250,000	249,691
2.40%, 05/03/23	580,000	579,173
3.00%, 02/09/24 (a)	250,000	254,904
2.50%, 02/09/25	539,000	534,237
3.20%, 05/13/25	250,000	256,657
3.25%, 02/23/26 (a)	80,000	82,041
2.45%, 08/04/26 (a)	150,000	145,861
3.35%, 02/09/27 (a)	600,000	617,037
3.20%, 05/11/27 (a)	150,000	154,305
2.90%, 09/12/27 (a)	500,000	500,028
3.85%, 05/04/43	330,000	335,090
4.45%, 05/06/44	150,000	164,296
3.45%, 02/09/45	250,000	237,097
4.65%, 02/23/46 (a)	500,000	568,101
4.25%, 02/09/47 (a)	195,000	208,457
3.75%, 09/12/47 (a)	250,000	248,169
3.75%, 11/13/47 (a)	500,000	498,927
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	264,747
3.30%, 04/01/27 (a)	150,000	153,285
5.10%, 10/01/35 (a)	150,000	177,727
4.35%, 04/01/47 (a)	150,000	160,745
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	250,000	245,857
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	210,155
Avnet, Inc.
4.88%, 12/01/22	100,000	105,900
Baidu, Inc.
3.00%, 06/30/20	250,000	250,588
4.13%, 06/30/25	500,000	517,590
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	400,000	397,850
2.65%, 01/15/23 (a)	150,000	146,130
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 01/15/24 (a)	250,000	247,653
3.13%, 01/15/25 (a)	500,000	477,491
3.88%, 01/15/27 (a)	550,000	523,503
3.50%, 01/15/28 (a)	250,000	228,431
Broadcom, Inc.
3.13%, 04/15/21 (g)	350,000	350,793
3.13%, 10/15/22 (g)	150,000	149,348
4.25%, 04/15/26 (a)(g)	250,000	247,262
4.75%, 04/15/29 (a)(g)	350,000	345,909
Cisco Systems, Inc.
2.45%, 06/15/20	100,000	99,999
2.20%, 02/28/21	300,000	299,022
3.50%, 06/15/25	762,000	802,591
2.95%, 02/28/26	200,000	200,400
5.50%, 01/15/40	450,000	574,973
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	100,000	101,302
Corning, Inc.
5.35%, 11/15/48 (a)	250,000	295,438
4.38%, 11/15/57 (a)	100,000	94,210
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(g)	300,000	307,479
5.45%, 06/15/23 (a)(g)	500,000	531,656
6.02%, 06/15/26 (a)(g)	430,000	465,026
4.90%, 10/01/26 (a)(g)	150,000	153,602
5.30%, 10/01/29 (a)(g)	250,000	255,942
8.10%, 07/15/36 (a)(g)	250,000	300,017
8.35%, 07/15/46 (a)(g)	195,000	238,383
Fidelity National Information Services, Inc.
3.63%, 10/15/20 (a)	150,000	151,767
3.50%, 04/15/23 (a)	150,000	153,680
5.00%, 10/15/25 (a)	92,000	101,640
4.25%, 05/15/28 (a)	250,000	265,653
4.75%, 05/15/48 (a)	150,000	161,291
Fiserv, Inc.
2.70%, 06/01/20 (a)	195,000	195,255
4.75%, 06/15/21	150,000	156,202
4.20%, 10/01/28 (a)	250,000	264,465
Flex Ltd.
4.75%, 06/15/25 (a)	200,000	207,772
Harris Corp.
6.15%, 12/15/40	195,000	246,632
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	500,000	506,011
4.40%, 10/15/22 (a)	350,000	366,669
4.90%, 10/15/25 (a)	150,000	160,047
6.35%, 10/15/45 (a)	262,000	281,198
HP, Inc.
4.05%, 09/15/22	400,000	415,212
6.00%, 09/15/41	150,000	162,323
IBM Credit LLC
2.65%, 02/05/21	150,000	150,482
Intel Corp.
1.70%, 05/19/21 (a)	250,000	247,237
3.30%, 10/01/21	263,000	268,758
2.70%, 12/15/22	150,000	151,467
2.88%, 05/11/24 (a)	600,000	608,199
3.70%, 07/29/25 (a)	550,000	579,180
4.00%, 12/15/32	150,000	159,558
4.80%, 10/01/41	195,000	225,556
4.10%, 05/19/46 (a)	550,000	580,623
International Business Machines Corp.
2.25%, 02/19/21	330,000	329,064
2.50%, 01/27/22	150,000	149,793
2.85%, 05/13/22	350,000	352,837
3.38%, 08/01/23	200,000	205,343

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 02/12/24	200,000	206,962
3.00%, 05/15/24	350,000	353,130
3.45%, 02/19/26	300,000	307,021
3.30%, 05/15/26	350,000	354,524
3.30%, 01/27/27	500,000	508,735
6.22%, 08/01/27	230,000	279,835
3.50%, 05/15/29	400,000	407,817
5.60%, 11/30/39	150,000	183,395
4.70%, 02/19/46	250,000	274,036
4.25%, 05/15/49	400,000	408,216
Jabil, Inc.
4.70%, 09/15/22	200,000	208,330
Juniper Networks, Inc.
4.50%, 03/15/24	300,000	318,192
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	158,802
KLA-Tencor Corp.
4.65%, 11/01/24 (a)	230,000	246,539
5.00%, 03/15/49 (a)	100,000	106,868
Lam Research Corp.
2.80%, 06/15/21 (a)	100,000	100,350
3.80%, 03/15/25 (a)	330,000	345,813
4.00%, 03/15/29 (a)	150,000	156,152
4.88%, 03/15/49 (a)	100,000	108,262
Micron Technology, Inc.
4.98%, 02/06/26 (a)	250,000	254,765
Microsoft Corp.
2.00%, 11/03/20 (a)	350,000	349,176
4.00%, 02/08/21	150,000	154,705
1.55%, 08/08/21 (a)	850,000	837,851
2.40%, 02/06/22 (a)	250,000	250,981
2.38%, 02/12/22 (a)	300,000	301,241
2.65%, 11/03/22 (a)	150,000	151,875
2.00%, 08/08/23 (a)	500,000	493,721
2.88%, 02/06/24 (a)	250,000	258,379
3.13%, 11/03/25 (a)	330,000	341,724
3.30%, 02/06/27 (a)	250,000	260,545
3.50%, 02/12/35 (a)	250,000	258,230
3.45%, 08/08/36 (a)	500,000	513,338
4.10%, 02/06/37 (a)	300,000	331,889
4.50%, 10/01/40	750,000	865,180
3.75%, 05/01/43 (a)	150,000	156,959
3.75%, 02/12/45 (a)	350,000	364,796
3.70%, 08/08/46 (a)	1,124,000	1,171,274
4.25%, 02/06/47 (a)	100,000	113,723
4.00%, 02/12/55 (a)	250,000	270,672
3.95%, 08/08/56 (a)	150,000	160,569
4.50%, 02/06/57 (a)	250,000	293,642
Motorola Solutions, Inc.
3.75%, 05/15/22	85,000	87,387
3.50%, 03/01/23	180,000	182,919
4.60%, 02/23/28 (a)	150,000	154,848
NetApp, Inc.
3.38%, 06/15/21 (a)	230,000	232,781
NVIDIA Corp.
2.20%, 09/16/21 (a)	180,000	178,455
3.20%, 09/16/26 (a)	100,000	100,102
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)(g)	250,000	270,438
Oracle Corp.
1.90%, 09/15/21 (a)	500,000	493,860
2.50%, 05/15/22 (a)	250,000	250,183
2.50%, 10/15/22	250,000	249,937
2.63%, 02/15/23 (a)	500,000	499,156
3.63%, 07/15/23	212,000	220,718
2.40%, 09/15/23 (a)	500,000	495,358
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 05/15/25 (a)	751,000	756,587
2.65%, 07/15/26 (a)	250,000	245,330
3.25%, 11/15/27 (a)	250,000	255,023
3.90%, 05/15/35 (a)	350,000	362,203
3.80%, 11/15/37 (a)	750,000	754,743
6.13%, 07/08/39	500,000	658,318
5.38%, 07/15/40	50,000	59,905
4.50%, 07/08/44 (a)	330,000	355,379
4.13%, 05/15/45 (a)	150,000	153,918
4.00%, 07/15/46 (a)	70,000	70,437
4.00%, 11/15/47 (a)	150,000	152,306
4.38%, 05/15/55 (a)	150,000	159,861
QUALCOMM, Inc.
3.00%, 05/20/22	500,000	504,744
2.60%, 01/30/23 (a)	150,000	148,711
2.90%, 05/20/24 (a)	150,000	150,127
3.25%, 05/20/27 (a)	350,000	349,719
4.65%, 05/20/35 (a)	300,000	326,213
4.80%, 05/20/45 (a)	150,000	162,272
4.30%, 05/20/47 (a)	150,000	151,317
salesforce.com, Inc.
3.70%, 04/11/28 (a)	300,000	319,133
Seagate HDD Cayman
4.25%, 03/01/22 (a)	150,000	150,205
4.75%, 01/01/25	150,000	148,911
4.88%, 06/01/27 (a)	250,000	238,963
Tech Data Corp.
4.95%, 02/15/27 (a)	100,000	103,204
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	151,000	149,614
3.88%, 03/15/39 (a)	150,000	158,334
4.15%, 05/15/48 (a)	150,000	163,768
Total System Services, Inc.
3.80%, 04/01/21 (a)	200,000	203,149
3.75%, 06/01/23 (a)	100,000	102,661
4.45%, 06/01/28 (a)	100,000	105,555
Trimble, Inc.
4.15%, 06/15/23 (a)	150,000	154,346
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	102,604
3.13%, 08/15/27 (a)	100,000	100,089
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	158,378
4.13%, 03/15/29 (a)	150,000	157,996
VMware, Inc.
2.30%, 08/21/20	450,000	447,875
2.95%, 08/21/22 (a)	150,000	149,992
3.90%, 08/21/27 (a)	200,000	197,746
		53,182,640
Transportation 0.6%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/27	394,166	394,769
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	175,402	174,673
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/29	135,000	138,710
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (a)	150,000	153,345
3.05%, 03/15/22 (a)	300,000	304,898
3.00%, 03/15/23 (a)	150,000	152,540
6.20%, 08/15/36	150,000	194,665
4.90%, 04/01/44 (a)	100,000	116,281
3.90%, 08/01/46 (a)	250,000	255,760

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.05%, 06/15/48 (a)	600,000	630,265
4.15%, 12/15/48 (a)	500,000	536,086
Canadian National Railway Co.
2.75%, 03/01/26 (a)	450,000	450,914
6.90%, 07/15/28	150,000	195,029
4.45%, 01/20/49 (a)	150,000	173,003
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	150,000	151,801
4.00%, 06/01/28 (a)	150,000	160,360
4.80%, 09/15/35 (a)	300,000	336,065
4.80%, 08/01/45 (a)	150,000	172,250
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	105,703	109,952
CSX Corp.
3.70%, 10/30/20 (a)	250,000	253,780
3.40%, 08/01/24 (a)	150,000	155,557
6.22%, 04/30/40	1,000,000	1,275,052
4.75%, 11/15/48 (a)	100,000	111,504
Delta Air Lines, Inc.
2.60%, 12/04/20	500,000	498,618
FedEx Corp.
2.63%, 08/01/22	150,000	150,179
3.25%, 04/01/26 (a)	250,000	254,137
3.30%, 03/15/27 (a)	250,000	250,540
3.40%, 02/15/28 (a)	150,000	151,769
4.90%, 01/15/34	150,000	166,871
3.88%, 08/01/42	150,000	137,495
4.10%, 02/01/45	500,000	461,451
4.40%, 01/15/47 (a)	100,000	96,434
4.95%, 10/17/48 (a)	150,000	156,225
Kansas City Southern
4.70%, 05/01/48 (a)	150,000	160,993
Latam Airlines 2015-1 Pass Through Trust A
4.20%, 11/15/27	202,928	204,450
Norfolk Southern Corp.
3.15%, 06/01/27 (a)	300,000	301,673
3.95%, 10/01/42 (a)	330,000	329,192
4.65%, 01/15/46 (a)	150,000	164,614
4.10%, 05/15/49 (a)	100,000	102,449
4.05%, 08/15/52 (a)	150,000	150,049
Norfolk Southern Railway Co.
9.75%, 06/15/20	250,000	268,406
Ryder System, Inc.
3.40%, 03/01/23 (a)	250,000	254,984
3.75%, 06/09/23 (a)	150,000	154,774
Southwest Airlines Co.
2.65%, 11/05/20 (a)	200,000	200,403
3.00%, 11/15/26 (a)	145,000	142,616
Union Pacific Corp.
4.16%, 07/15/22 (a)	362,000	378,533
3.65%, 02/15/24 (a)	500,000	520,511
3.95%, 09/10/28 (a)	250,000	266,520
4.38%, 09/10/38 (a)	150,000	160,249
4.05%, 11/15/45 (a)	700,000	698,314
3.80%, 10/01/51 (a)	150,000	142,630
4.38%, 11/15/65 (a)	300,000	297,888
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/26	116,738	121,537
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	138,127	137,687
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/30	147,389	148,097
United Parcel Service, Inc.
3.13%, 01/15/21	150,000	151,825
2.35%, 05/16/22 (a)	250,000	250,114
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 04/01/23 (a)	250,000	250,012
3.05%, 11/15/27 (a)	250,000	253,562
6.20%, 01/15/38	195,000	257,386
4.88%, 11/15/40 (a)	250,000	286,945
4.25%, 03/15/49 (a)	100,000	104,933
		15,782,324
		393,495,086

Utility 1.8%
Electric 1.6%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	265,160
4.15%, 05/01/49 (a)	100,000	104,483
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	150,765
Alabama Power Co.
3.70%, 12/01/47 (a)	450,000	446,740
Ameren Illinois Co.
2.70%, 09/01/22 (a)	263,000	264,858
4.15%, 03/15/46 (a)	150,000	163,037
3.70%, 12/01/47 (a)	100,000	101,373
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	150,000	150,470
Appalachian Power Co.
4.60%, 03/30/21 (a)	150,000	155,072
Arizona Public Service Co.
4.50%, 04/01/42 (a)	300,000	328,610
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	300,902
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	100,000	102,962
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	600,000	606,364
3.25%, 04/15/28 (a)	350,000	353,958
6.13%, 04/01/36	98,000	126,915
4.45%, 01/15/49 (a)	500,000	544,580
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	257,000	249,317
4.50%, 04/01/44 (a)	250,000	282,589
Commonwealth Edison Co.
3.80%, 10/01/42 (a)	150,000	150,712
3.65%, 06/15/46 (a)	100,000	99,327
4.00%, 03/01/48 (a)	150,000	157,414
4.00%, 03/01/49 (a)	150,000	156,314
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	216,223
5.30%, 03/01/35	230,000	271,237
5.85%, 03/15/36	150,000	187,906
4.20%, 03/15/42	500,000	529,010
4.45%, 03/15/44 (a)	230,000	247,833
4.50%, 12/01/45 (a)	150,000	163,546
4.13%, 05/15/49 (a)	100,000	104,056
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	100,000	99,208
Consumers Energy Co.
3.38%, 08/15/23 (a)	330,000	340,635
3.95%, 05/15/43 (a)	330,000	352,928
Dominion Energy South Carolina, Inc.
4.35%, 02/01/42 (a)	242,000	260,766
Dominion Energy, Inc.
2.58%, 07/01/20	500,000	498,588
2.85%, 08/15/26 (a)	300,000	292,730
5.25%, 08/01/33	330,000	381,710

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.05%, 09/15/42 (a)	250,000	245,684
4.60%, 03/15/49 (a)	150,000	161,063
5.75%, 10/01/54 (a)(c)	250,000	255,429
DPL, Inc.
7.25%, 10/15/21 (a)	122,000	130,388
4.35%, 04/15/29 (a)(g)	150,000	153,592
DTE Electric Co.
3.75%, 08/15/47 (a)	150,000	152,029
3.95%, 03/01/49 (a)	150,000	157,704
DTE Energy Co.
3.70%, 08/01/23 (a)	250,000	259,351
2.85%, 10/01/26 (a)	400,000	390,777
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	150,000	161,837
6.45%, 10/15/32	230,000	302,860
5.30%, 02/15/40	150,000	183,153
4.25%, 12/15/41 (a)	55,000	58,919
Duke Energy Corp.
1.80%, 09/01/21 (a)	150,000	147,576
3.55%, 09/15/21 (a)	250,000	254,755
3.75%, 04/15/24 (a)	655,000	682,238
3.75%, 09/01/46 (a)	400,000	374,399
3.95%, 08/15/47 (a)	250,000	246,182
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	555,000	564,103
3.80%, 07/15/28 (a)	150,000	158,888
6.35%, 09/15/37	150,000	200,754
Duke Energy Ohio, Inc.
4.30%, 02/01/49 (a)	150,000	163,364
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	978,000	1,047,519
Edison International
4.13%, 03/15/28 (a)	100,000	95,268
Emera US Finance LP
2.70%, 06/15/21 (a)	200,000	199,354
3.55%, 06/15/26 (a)	150,000	150,926
4.75%, 06/15/46 (a)	150,000	156,613
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	209,468
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	400,000	384,230
3.25%, 04/01/28 (a)	350,000	357,302
Entergy Texas, Inc.
4.50%, 03/30/39 (a)	250,000	273,175
Eversource Energy
2.75%, 03/15/22 (a)	200,000	201,204
3.15%, 01/15/25 (a)	330,000	333,497
Exelon Corp.
2.85%, 06/15/20 (a)	450,000	450,517
3.95%, 06/15/25 (a)	250,000	262,663
4.95%, 06/15/35 (a)(g)	330,000	366,707
5.63%, 06/15/35	500,000	588,630
Exelon Generation Co., LLC
4.00%, 10/01/20 (a)	250,000	253,447
3.40%, 03/15/22 (a)	500,000	509,474
6.25%, 10/01/39	312,000	364,236
FirstEnergy Corp.
3.90%, 07/15/27 (a)	500,000	512,957
7.38%, 11/15/31	250,000	335,719
4.85%, 07/15/47 (a)	150,000	163,984
Florida Power & Light Co.
5.69%, 03/01/40	300,000	387,433
5.25%, 02/01/41 (a)	350,000	432,063
4.05%, 06/01/42 (a)	350,000	372,194
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fortis, Inc.
3.06%, 10/04/26 (a)	155,000	151,259
Georgia Power Co.
2.85%, 05/15/22	150,000	150,855
Gulf Power Co.
3.30%, 05/30/27 (a)	450,000	461,371
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	102,562
6.25%, 07/15/39	150,000	196,050
ITC Holdings Corp.
2.70%, 11/15/22 (a)	200,000	199,511
3.25%, 06/30/26 (a)	100,000	100,680
Kansas City Power & Light Co.
4.20%, 03/15/48 (a)	300,000	321,105
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	150,000	163,007
MidAmerican Energy Co.
3.95%, 08/01/47 (a)	150,000	156,412
3.65%, 08/01/48 (a)	150,000	149,687
4.25%, 07/15/49 (a)	150,000	164,275
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	850,000	850,660
4.02%, 11/01/32 (a)	150,000	165,520
4.40%, 11/01/48 (a)	150,000	168,041
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	262,575
NextEra Energy Capital Holdings, Inc.
3.15%, 04/01/24 (a)	250,000	253,162
3.25%, 04/01/26 (a)	100,000	101,606
3.50%, 04/01/29 (a)	150,000	153,191
Northern States Power Co.
4.00%, 08/15/45 (a)	150,000	161,112
3.60%, 05/15/46 (a)	150,000	149,189
3.60%, 09/15/47 (a)	500,000	504,650
NSTAR Electric Co.
5.50%, 03/15/40	400,000	496,418
Oglethorpe Power Corp.
5.38%, 11/01/40	200,000	238,557
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	250,000	261,133
Oncor Electric Delivery Co., LLC
7.00%, 05/01/32	115,000	160,189
4.55%, 12/01/41 (a)	580,000	655,715
PacifiCorp
3.85%, 06/15/21 (a)	150,000	153,982
3.50%, 06/15/29 (a)	150,000	156,790
6.00%, 01/15/39	330,000	434,853
4.13%, 01/15/49 (a)	150,000	160,609
PECO Energy Co.
3.90%, 03/01/48 (a)	150,000	153,323
PPL Capital Funding, Inc.
3.40%, 06/01/23 (a)	724,000	736,181
3.10%, 05/15/26 (a)	250,000	245,454
4.70%, 06/01/43 (a)	150,000	160,199
4.00%, 09/15/47 (a)	150,000	145,877
Progress Energy, Inc.
3.15%, 04/01/22 (a)	250,000	253,305
PSEG Power LLC
3.00%, 06/15/21 (a)	400,000	402,395
8.63%, 04/15/31 (b)	180,000	243,157
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	300,000	319,541
4.30%, 03/15/44 (a)	40,000	43,849

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Public Service Electric & Gas Co.
1.90%, 03/15/21 (a)	150,000	149,174
3.95%, 05/01/42 (a)	150,000	157,113
3.80%, 03/01/46 (a)	150,000	153,732
Public Service Enterprise Group, Inc.
2.00%, 11/15/21 (a)	200,000	197,471
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	467,624
San Diego Gas & Electric Co.
3.00%, 08/15/21	150,000	151,109
4.50%, 08/15/40	100,000	105,659
Southern California Edison Co.
3.88%, 06/01/21 (a)	300,000	305,580
3.40%, 06/01/23 (a)	100,000	101,249
3.50%, 10/01/23 (a)	300,000	306,251
3.65%, 03/01/28 (a)	250,000	252,691
5.55%, 01/15/37	150,000	170,656
4.50%, 09/01/40 (a)	150,000	153,530
4.65%, 10/01/43 (a)	150,000	155,041
4.00%, 04/01/47 (a)	250,000	241,421
4.13%, 03/01/48 (a)	250,000	244,369
Southern Power Co.
4.15%, 12/01/25 (a)	150,000	157,770
5.25%, 07/15/43	150,000	166,792
4.95%, 12/15/46 (a)	330,000	349,758
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	150,000	145,606
3.90%, 04/01/45 (a)	350,000	345,780
3.85%, 02/01/48 (a)	250,000	243,168
Southwestern Public Service Co.
3.40%, 08/15/46 (a)	150,000	142,648
Tampa Electric Co.
4.30%, 06/15/48 (a)	250,000	261,567
The Southern Co.
2.35%, 07/01/21 (a)	500,000	497,071
2.95%, 07/01/23 (a)	250,000	251,278
4.25%, 07/01/36 (a)	150,000	150,929
Tucson Electric Power Co.
4.85%, 12/01/48 (a)	100,000	113,537
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	156,144
4.00%, 04/01/48 (a)	250,000	263,444
Virginia Electric & Power Co.
6.00%, 05/15/37	300,000	377,263
8.88%, 11/15/38	150,000	240,891
4.60%, 12/01/48 (a)	150,000	169,475
WEC Energy Group, Inc.
3.10%, 03/08/22	100,000	101,189
Westar Energy, Inc.
3.10%, 04/01/27 (a)	200,000	203,340
Wisconsin Electric Power Co.
4.30%, 10/15/48 (a)	100,000	108,125
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	252,956
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	195,000	194,730
2.60%, 03/15/22 (a)	150,000	150,776
		41,886,837
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (a)	300,000	318,983
4.13%, 03/15/49 (a)	100,000	107,102
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	250,000	263,892
NiSource, Inc.
5.25%, 02/15/43 (a)	195,000	221,745
4.80%, 02/15/44 (a)	409,000	440,153
ONE Gas, Inc.
4.66%, 02/01/44 (a)	100,000	115,523
Sempra Energy
2.90%, 02/01/23 (a)	250,000	250,239
3.75%, 11/15/25 (a)	150,000	153,127
3.25%, 06/15/27 (a)	100,000	97,385
3.40%, 02/01/28 (a)	200,000	197,108
3.80%, 02/01/38 (a)	150,000	141,662
4.00%, 02/01/48 (a)	150,000	139,810
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	50,752
2.60%, 06/15/26 (a)	230,000	221,659
3.75%, 09/15/42 (a)	150,000	147,292
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	150,000	148,030
5.88%, 03/15/41 (a)	150,000	181,886
4.40%, 06/01/43 (a)	75,000	78,346
3.95%, 10/01/46 (a)	150,000	146,403
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	100,255
		3,521,352
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	154,371
3.45%, 06/01/29 (a)	100,000	101,757
3.75%, 09/01/47 (a)	600,000	582,230
Aqua America, Inc.
4.28%, 05/01/49 (a)	100,000	104,293
		942,651
		46,350,840
Total Corporates
(Cost $630,169,434)		647,786,733

Treasuries 39.3% of net assets
Bonds
8.75%, 08/15/20 (b)	500,000	538,887
7.88%, 02/15/21	250,000	274,487
8.13%, 05/15/21	250,000	279,165
8.13%, 08/15/21	400,000	452,938
7.63%, 11/15/22	327,600	389,857
7.13%, 02/15/23 (b)	1,000,000	1,185,156
6.25%, 08/15/23	775,000	909,641
7.50%, 11/15/24	300,000	385,184
7.63%, 02/15/25	550,000	716,063
6.88%, 08/15/25	500,000	640,967
6.00%, 02/15/26 (b)	1,310,800	1,635,453
6.75%, 08/15/26	250,000	328,281
6.50%, 11/15/26	655,300	855,653
6.63%, 02/15/27 (b)	196,400	259,731
6.38%, 08/15/27	743,300	982,259
6.13%, 11/15/27 (b)	1,509,500	1,976,885
5.50%, 08/15/28 (b)	480,000	614,578
5.25%, 11/15/28	688,100	870,621
5.25%, 02/15/29	6,795,300	8,637,862
6.13%, 08/15/29	600,000	817,945
6.25%, 05/15/30	750,000	1,047,700
5.38%, 02/15/31	1,560,000	2,072,759
4.50%, 02/15/36	1,408,700	1,837,198

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.75%, 02/15/37	830,000	1,122,688
5.00%, 05/15/37	920,000	1,282,070
4.38%, 02/15/38	627,600	819,937
4.50%, 05/15/38	810,000	1,075,560
3.50%, 02/15/39	705,300	827,460
4.25%, 05/15/39	629,500	814,182
4.50%, 08/15/39	823,300	1,099,749
4.38%, 11/15/39	1,325,900	1,744,620
4.63%, 02/15/40 (b)	1,348,600	1,831,910
4.38%, 05/15/40	1,552,000	2,044,790
3.88%, 08/15/40 (b)	2,709,100	3,346,109
4.25%, 11/15/40	2,773,600	3,602,050
4.75%, 02/15/41 (b)	2,650,000	3,669,784
4.38%, 05/15/41	1,313,700	1,736,470
3.75%, 08/15/41	2,703,600	3,284,399
3.13%, 11/15/41	3,631,600	4,020,082
3.13%, 02/15/42	3,130,900	3,462,702
3.00%, 05/15/42	1,605,300	1,738,929
2.75%, 08/15/42	2,568,100	2,666,209
2.75%, 11/15/42	2,560,800	2,655,730
3.13%, 02/15/43 (b)	3,832,900	4,230,863
2.88%, 05/15/43	13,472,800	14,261,433
3.63%, 08/15/43	4,442,900	5,309,266
3.75%, 11/15/43 (b)	4,252,900	5,183,554
3.63%, 02/15/44	5,262,900	6,296,361
3.38%, 05/15/44	2,843,600	3,272,250
3.13%, 08/15/44	4,188,200	4,625,998
3.00%, 11/15/44	2,103,600	2,275,421
2.50%, 02/15/45 (b)	4,307,000	4,248,452
3.00%, 05/15/45	3,568,600	3,865,101
2.88%, 08/15/45	3,138,200	3,321,343
3.00%, 11/15/45	3,718,600	4,030,759
2.50%, 02/15/46	4,757,900	4,686,717
2.50%, 05/15/46	7,767,800	7,646,732
2.25%, 08/15/46	6,095,800	5,700,287
2.88%, 11/15/46 (b)	3,748,900	3,972,150
3.00%, 02/15/47	4,636,600	5,032,884
3.00%, 05/15/47	3,819,000	4,141,079
2.75%, 08/15/47	4,175,000	4,312,971
2.75%, 11/15/47	4,550,000	4,699,297
3.00%, 02/15/48	5,100,000	5,525,631
3.13%, 05/15/48	5,550,000	6,159,091
3.00%, 08/15/48	4,900,000	5,314,873
3.38%, 11/15/48	10,300,000	11,995,879
3.00%, 02/15/49	6,200,000	6,737,051
2.88%, 05/15/49	1,000,000	1,060,820
Notes
1.50%, 06/15/20	9,050,000	8,983,716
1.63%, 06/30/20 (b)	3,000,300	2,981,548
1.88%, 06/30/20	3,086,600	3,075,809
2.50%, 06/30/20	7,000,000	7,021,191
1.50%, 07/15/20	2,500,000	2,481,055
1.63%, 07/31/20	2,888,200	2,869,923
2.00%, 07/31/20 (b)	5,760,800	5,748,423
2.63%, 07/31/20	4,000,000	4,020,156
1.50%, 08/15/20	4,500,000	4,465,898
2.63%, 08/15/20	3,010,800	3,028,324
1.38%, 08/31/20	4,193,000	4,154,591
2.13%, 08/31/20	2,355,300	2,355,438
2.63%, 08/31/20	4,000,000	4,023,438
1.38%, 09/15/20	2,500,000	2,477,344
1.38%, 09/30/20	3,432,200	3,399,554
2.00%, 09/30/20	2,327,600	2,324,372
2.75%, 09/30/20	7,000,000	7,059,199
1.63%, 10/15/20	3,750,000	3,727,295
1.38%, 10/31/20	2,566,200	2,541,791
1.75%, 10/31/20	2,400,000	2,389,547
1.75%, 11/15/20 (b)	3,500,000	3,484,072
2.63%, 11/15/20	5,821,600	5,869,242
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 11/30/20	10,293,600	10,228,059
2.00%, 11/30/20	2,888,200	2,886,508
2.75%, 11/30/20	9,000,000	9,091,406
1.88%, 12/15/20	2,500,000	2,493,848
1.75%, 12/31/20	3,950,000	3,933,027
2.38%, 12/31/20	4,846,000	4,871,460
2.50%, 12/31/20	9,500,000	9,568,652
2.00%, 01/15/21 (b)	3,750,000	3,748,462
1.38%, 01/31/21	3,776,900	3,737,508
2.13%, 01/31/21	2,677,300	2,682,163
2.50%, 01/31/21	2,000,000	2,015,703
3.63%, 02/15/21	3,745,800	3,846,468
1.13%, 02/28/21	4,257,800	4,194,266
2.00%, 02/28/21	3,310,800	3,310,929
2.50%, 02/28/21	4,700,000	4,740,207
2.38%, 03/15/21	1,400,000	1,409,570
1.25%, 03/31/21	2,038,200	2,011,648
2.25%, 03/31/21	8,839,000	8,880,778
2.38%, 04/15/21	7,300,000	7,352,611
1.38%, 04/30/21	5,000,000	4,944,727
2.25%, 04/30/21	5,038,200	5,065,556
2.63%, 05/15/21	8,400,000	8,505,984
3.13%, 05/15/21	4,325,300	4,420,592
1.38%, 05/31/21	3,966,200	3,921,348
2.00%, 05/31/21	2,750,000	2,752,363
2.63%, 06/15/21	2,700,000	2,737,336
1.13%, 06/30/21 (b)	1,000,000	983,926
2.13%, 06/30/21	655,300	657,821
2.63%, 07/15/21	7,800,000	7,910,602
1.13%, 07/31/21	3,000,000	2,948,848
2.25%, 07/31/21	3,786,600	3,811,302
2.13%, 08/15/21	3,655,300	3,670,078
2.75%, 08/15/21	3,600,000	3,662,859
1.13%, 08/31/21	2,000,000	1,964,922
2.00%, 08/31/21	4,810,800	4,817,941
2.75%, 09/15/21	2,500,000	2,546,973
1.13%, 09/30/21	1,666,200	1,636,977
2.13%, 09/30/21 (b)	4,120,800	4,139,472
2.88%, 10/15/21	2,700,000	2,759,115
1.25%, 10/31/21	4,655,300	4,582,197
2.00%, 10/31/21	2,810,800	2,816,180
2.00%, 11/15/21 (b)	788,200	789,909
2.88%, 11/15/21	18,100,000	18,510,078
1.75%, 11/30/21	14,979,900	14,918,459
2.63%, 12/15/21	9,900,000	10,077,697
2.00%, 12/31/21	1,526,900	1,531,015
2.13%, 12/31/21	1,802,200	1,811,985
1.50%, 01/31/22	1,819,100	1,799,843
1.88%, 01/31/22	4,674,500	4,669,387
2.00%, 02/15/22	4,455,300	4,466,612
2.50%, 02/15/22	7,000,000	7,109,375
1.75%, 02/28/22	1,860,800	1,852,586
2.38%, 03/15/22	4,200,000	4,254,797
1.75%, 03/31/22 (b)	2,252,800	2,243,120
1.88%, 03/31/22	2,000,000	1,999,219
2.25%, 04/15/22	5,500,000	5,553,389
1.75%, 04/30/22	4,885,300	4,863,545
1.88%, 04/30/22	4,250,000	4,246,016
1.75%, 05/15/22	4,319,100	4,299,782
2.13%, 05/15/22	2,500,000	2,516,406
1.75%, 05/31/22	4,010,000	3,991,986
1.88%, 05/31/22	4,293,600	4,290,078
1.75%, 06/30/22	3,500,000	3,485,645
1.88%, 07/31/22	3,800,000	3,796,883
2.00%, 07/31/22	2,538,200	2,545,934
1.63%, 08/15/22	2,319,100	2,298,944
1.63%, 08/31/22	3,327,000	3,298,279
1.88%, 08/31/22	3,470,000	3,466,747
1.75%, 09/30/22	2,798,900	2,785,124

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 09/30/22	3,700,000	3,697,832
1.88%, 10/31/22	4,466,200	4,461,490
2.00%, 10/31/22	4,000,000	4,012,031
1.63%, 11/15/22	4,254,400	4,214,266
2.00%, 11/30/22	6,571,600	6,591,109
2.13%, 12/31/22	8,660,800	8,726,094
1.75%, 01/31/23	2,210,800	2,198,019
2.38%, 01/31/23	5,000,000	5,081,055
2.00%, 02/15/23	7,614,600	7,637,355
1.50%, 02/28/23	1,993,600	1,963,774
2.63%, 02/28/23	4,500,000	4,614,434
1.50%, 03/31/23	3,400,000	3,348,336
2.50%, 03/31/23	3,800,000	3,882,012
1.63%, 04/30/23	2,060,800	2,037,938
2.75%, 04/30/23	2,200,000	2,268,578
1.75%, 05/15/23	5,184,400	5,150,782
1.63%, 05/31/23	2,929,900	2,896,881
2.75%, 05/31/23	4,100,000	4,229,646
1.38%, 06/30/23	2,713,000	2,654,289
2.63%, 06/30/23	5,500,000	5,651,357
1.25%, 07/31/23	8,000,000	7,785,000
2.75%, 07/31/23	8,800,000	9,088,063
2.50%, 08/15/23	3,002,200	3,071,509
2.75%, 08/31/23	3,800,000	3,926,691
1.38%, 09/30/23	5,074,500	4,955,965
2.88%, 09/30/23	6,700,000	6,961,195
1.63%, 10/31/23	6,150,000	6,069,041
2.88%, 10/31/23	2,300,000	2,390,967
2.75%, 11/15/23 (b)	4,838,200	5,004,986
2.88%, 11/30/23	5,200,000	5,411,453
2.25%, 12/31/23	7,075,200	7,171,102
2.63%, 12/31/23	6,750,000	6,952,105
2.25%, 01/31/24 (b)	3,324,500	3,369,952
2.50%, 01/31/24	4,000,000	4,099,766
2.75%, 02/15/24 (b)	4,650,000	4,819,380
2.13%, 02/29/24	5,464,100	5,509,350
2.38%, 02/29/24	5,000,000	5,101,270
2.13%, 03/31/24	3,004,400	3,029,691
2.00%, 04/30/24	2,400,000	2,405,813
2.25%, 04/30/24	7,000,000	7,102,129
2.50%, 05/15/24	13,457,600	13,807,971
2.00%, 05/31/24	3,100,000	3,110,717
2.00%, 06/30/24	2,750,000	2,756,768
2.38%, 08/15/24	14,726,900	15,028,916
1.88%, 08/31/24	1,065,000	1,061,027
2.13%, 09/30/24	1,750,000	1,764,390
2.25%, 10/31/24	2,500,000	2,536,768
2.25%, 11/15/24	6,426,900	6,518,785
2.25%, 12/31/24	3,100,000	3,145,471
2.50%, 01/31/25	2,500,000	2,570,215
2.00%, 02/15/25	9,298,900	9,308,707
2.75%, 02/28/25	3,950,000	4,115,175
2.63%, 03/31/25	1,500,000	1,552,764
2.88%, 04/30/25	5,500,000	5,772,100
2.13%, 05/15/25	8,571,600	8,632,539
2.88%, 05/31/25	2,500,000	2,624,463
2.75%, 06/30/25	3,250,000	3,389,712
2.88%, 07/31/25	3,200,000	3,361,687
2.00%, 08/15/25 (b)	10,007,400	10,005,250
2.75%, 08/31/25	3,200,000	3,339,187
3.00%, 09/30/25	4,000,000	4,234,844
2.25%, 11/15/25	12,280,200	12,451,931
2.88%, 11/30/25	2,500,000	2,630,273
2.63%, 12/31/25	9,200,000	9,542,125
2.63%, 01/31/26	800,000	829,875
1.63%, 02/15/26	5,545,800	5,408,130
2.50%, 02/28/26	6,800,000	7,003,734
2.25%, 03/31/26	4,000,000	4,057,031
2.38%, 04/30/26	1,500,000	1,533,721
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 05/15/26	11,874,500	11,563,026
1.50%, 08/15/26	5,971,600	5,754,666
2.00%, 11/15/26	5,773,900	5,753,939
2.25%, 02/15/27	5,232,600	5,302,504
2.38%, 05/15/27	5,650,000	5,775,580
2.25%, 08/15/27	6,292,000	6,368,192
2.25%, 11/15/27	7,500,000	7,585,254
2.75%, 02/15/28	7,150,000	7,511,829
2.88%, 05/15/28	9,550,000	10,135,497
2.88%, 08/15/28	10,850,000	11,523,251
3.13%, 11/15/28	9,800,000	10,626,109
2.63%, 02/15/29	7,000,000	7,295,039
2.38%, 05/15/29	1,000,000	1,020,762
Total Treasuries
(Cost $1,006,388,103)		1,034,528,751

Government Related 5.8% of net assets

Agency 2.6%
Foreign 1.3%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.88%, 09/07/21	250,000	254,794
2.38%, 10/01/21	250,000	251,965
2.63%, 01/31/22	250,000	253,588
2.88%, 03/13/23	250,000	257,691
		1,018,038
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	250,000	263,208
Export Development Canada
2.00%, 11/30/20	250,000	249,641
1.38%, 10/21/21	250,000	246,387
2.00%, 05/17/22	150,000	149,929
2.50%, 01/24/23	150,000	152,451
2.63%, 02/21/24	250,000	256,573
Nexen, Inc.
5.88%, 03/10/35	195,000	243,068
6.40%, 05/15/37	150,000	199,365
7.50%, 07/30/39	100,000	150,574
		1,911,196
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	250,000	248,035
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	146,000	159,344
4.13%, 01/16/25	150,000	150,939
5.38%, 06/26/26 (a)	250,000	266,925
5.88%, 05/28/45	350,000	360,654
		937,862
Germany 0.5%
FMS Wertmanagement
1.38%, 06/08/21 (h)	350,000	345,333
2.00%, 08/01/22 (h)	250,000	250,146
Kreditanstalt Fuer Wiederaufbau
1.88%, 06/30/20 (h)	800,000	797,235
2.75%, 09/08/20 (h)	362,000	364,908

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 10/01/20 (h)	250,000	252,161
2.38%, 03/24/21 (h)	350,000	352,087
2.63%, 04/12/21 (h)	1,150,000	1,162,477
1.50%, 06/15/21 (h)	1,383,000	1,368,982
2.38%, 08/25/21 (h)	374,000	377,030
3.13%, 12/15/21 (h)	900,000	925,321
2.63%, 01/25/22 (h)	250,000	254,184
2.50%, 02/15/22 (h)	500,000	506,815
2.13%, 03/07/22 (b)(h)	500,000	502,069
2.13%, 06/15/22 (h)	350,000	351,606
2.38%, 12/29/22 (h)	650,000	659,181
2.13%, 01/17/23 (h)	1,450,000	1,457,793
2.63%, 02/28/24 (h)	750,000	770,232
2.50%, 11/20/24 (b)(h)	530,000	542,455
2.00%, 05/02/25 (h)	250,000	249,142
2.88%, 04/03/28 (h)	750,000	784,791
0.00%, 06/29/37 (h)(i)	250,000	156,485
Landwirtschaftliche Rentenbank
2.25%, 10/01/21 (h)	250,000	251,504
2.00%, 12/06/21 (h)	250,000	250,074
2.00%, 01/13/25 (h)	100,000	99,710
2.38%, 06/10/25 (h)	750,000	761,800
		13,793,521
Japan 0.2%
Japan Bank for International Cooperation
1.88%, 04/20/21	250,000	248,648
3.13%, 07/20/21	250,000	255,402
1.50%, 07/21/21	750,000	740,428
2.50%, 06/01/22	200,000	201,602
2.38%, 11/16/22	250,000	251,309
3.38%, 10/31/23	250,000	261,394
2.50%, 05/23/24	300,000	302,999
1.88%, 07/21/26	200,000	192,519
2.88%, 06/01/27	200,000	205,176
2.88%, 07/21/27	200,000	204,897
2.75%, 11/16/27	200,000	202,975
3.25%, 07/20/28	200,000	210,832
3.50%, 10/31/28	200,000	215,555
Japan Finance Organization for Municipalities
4.00%, 01/13/21	200,000	205,581
Japan International Cooperation Agency
2.75%, 04/27/27	200,000	202,091
		3,901,408
Mexico 0.2%
Petroleos Mexicanos
5.50%, 01/21/21	330,000	339,735
6.38%, 02/04/21	150,000	156,300
4.88%, 01/24/22	600,000	609,240
5.38%, 03/13/22	150,000	155,024
3.50%, 01/30/23	288,000	277,661
4.63%, 09/21/23	300,000	299,512
4.88%, 01/18/24	250,000	250,600
4.25%, 01/15/25	200,000	189,900
6.88%, 08/04/26	300,000	312,450
6.50%, 03/13/27	650,000	655,330
5.35%, 02/12/28	300,000	280,203
6.50%, 01/23/29	150,000	147,905
6.63%, 06/15/35	150,000	141,405
6.63%, 06/15/38	250,000	228,437
6.50%, 06/02/41	330,000	299,062
5.50%, 06/27/44	250,000	202,877
6.38%, 01/23/45	400,000	353,460
5.63%, 01/23/46 (g)	150,000	122,850
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.75%, 09/21/47	707,000	640,825
6.35%, 02/12/48	458,000	401,506
		6,064,282
Norway 0.1%
Equinor A.S.A.
2.75%, 11/10/21	150,000	151,491
2.45%, 01/17/23	100,000	99,849
3.70%, 03/01/24	393,000	413,417
3.63%, 09/10/28 (a)	150,000	157,936
5.10%, 08/17/40	164,000	198,796
4.25%, 11/23/41	150,000	160,903
3.95%, 05/15/43	150,000	155,482
		1,337,874
Republic of Korea 0.1%
Export-Import Bank of Korea
5.13%, 06/29/20	500,000	514,483
2.75%, 01/25/22	350,000	351,922
4.00%, 01/14/24	500,000	528,955
3.25%, 11/10/25	750,000	771,188
The Korea Development Bank
3.00%, 09/14/22	488,000	496,107
		2,662,655
Sweden 0.1%
Svensk Exportkredit AB
1.75%, 08/28/20	500,000	497,642
2.38%, 04/09/21	250,000	251,238
2.38%, 03/09/22	500,000	504,688
		1,253,568
		33,128,439
U.S. 1.3%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,250,000	1,269,595
Fannie Mae
1.50%, 06/22/20	1,180,000	1,170,740
1.50%, 07/30/20	500,000	496,230
1.90%, 10/27/20 (a)	250,000	249,450
2.88%, 10/30/20	500,000	505,740
1.50%, 11/30/20	164,000	162,660
1.88%, 12/28/20	350,000	349,260
1.38%, 02/26/21	500,000	494,621
1.38%, 10/07/21	1,000,000	986,599
2.00%, 01/05/22	100,000	100,140
2.25%, 04/12/22	1,000,000	1,007,820
2.38%, 01/19/23	2,100,000	2,129,356
2.63%, 09/06/24	1,830,000	1,884,026
2.13%, 04/24/26	1,000,000	997,667
1.88%, 09/24/26 (b)	1,000,000	978,564
6.03%, 10/08/27	164,000	210,149
6.63%, 11/15/30	1,030,000	1,459,938
5.63%, 07/15/37	100,000	140,288
Federal Farm Credit Bank
1.95%, 11/02/21	750,000	749,379
1.92%, 04/19/22 (a)	330,000	329,586
Federal Home Loan Bank
1.75%, 07/13/20 (a)	350,000	348,309
2.63%, 10/01/20	3,500,000	3,525,888
1.13%, 07/14/21	750,000	737,409
3.00%, 10/12/21	1,000,000	1,023,994
1.88%, 11/29/21	655,000	653,650
1.88%, 12/09/22	1,640,000	1,634,766

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 11/16/28	1,750,000	1,883,007
5.50%, 07/15/36	330,000	455,814
Freddie Mac
1.88%, 11/17/20	900,000	897,994
2.38%, 02/16/21	2,250,000	2,263,301
1.13%, 08/12/21	500,000	490,840
1.93%, 08/27/21 (a)	500,000	497,774
2.38%, 01/13/22	1,300,000	1,314,295
6.75%, 03/15/31	200,000	288,118
6.25%, 07/15/32	500,000	710,150
Private Export Funding Corp.
2.30%, 09/15/20	655,000	657,074
Tennessee Valley Authority
3.88%, 02/15/21	221,000	227,774
2.88%, 09/15/24	500,000	519,853
4.65%, 06/15/35	655,000	792,517
4.63%, 09/15/60	150,000	197,880
		34,792,215
		67,920,654

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	500,000	634,541
Province of Alberta
2.95%, 01/23/24	250,000	258,230
3.30%, 03/15/28	500,000	529,605
Province of British Columbia
2.00%, 10/23/22	350,000	349,234
2.25%, 06/02/26	150,000	149,467
Province of Manitoba
3.05%, 05/14/24	324,000	335,505
2.13%, 06/22/26	330,000	323,881
Province of New Brunswick Canada
3.63%, 02/24/28	150,000	161,998
Province of Ontario
2.55%, 02/12/21	500,000	503,184
2.50%, 09/10/21	300,000	302,191
2.40%, 02/08/22	250,000	251,941
2.55%, 04/25/22	450,000	454,827
2.25%, 05/18/22	150,000	150,317
2.20%, 10/03/22	400,000	400,199
3.40%, 10/17/23	250,000	262,445
3.05%, 01/29/24	250,000	259,301
2.50%, 04/27/26	200,000	201,321
Province of Quebec
2.75%, 08/25/21	150,000	152,194
2.38%, 01/31/22	250,000	251,550
2.50%, 04/09/24	150,000	152,352
2.88%, 10/16/24	150,000	155,175
2.50%, 04/20/26	250,000	252,296
7.50%, 09/15/29	621,000	893,517
		7,385,271
		7,385,271
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	433,285
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bay Area Toll Authority
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	592,928
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	372,039
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,100,000	1,641,750
7.55%, 04/01/39	200,000	313,794
7.30%, 10/01/39	500,000	748,135
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010
6.40%, 01/01/40	100,000	140,376
RB Series 2018C
4.47%, 01/01/49	150,000	175,232
Chicago Transit Authority
RB Bonds (Pension Funding) Series 2008
6.90%, 12/01/40	750,000	1,010,790
City of New York
GO (Build America Bonds) Series 2010
6.25%, 06/01/35 (a)	250,000	259,323
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	127,722
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	129,424
Commonwealth of Pennsylvania Financing Authority
RB Series 2016A
4.14%, 06/01/38	200,000	215,480
Connecticut
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	312,392
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	234,120
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2009B
6.00%, 12/01/44	140,000	196,431
Dallas County Hospital District
GO (Build America Bonds) Series 2009C
5.62%, 08/15/44	100,000	130,514
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	447,694
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	787,000	812,656
GO Bonds (Pension Funding) Series 2010
6.73%, 04/01/35	110,000	125,465

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	529,759
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	500,000	638,700
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	684,950
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (a)	130,000	139,728
Metropolitan Transportation Authority
RB (Build America Bonds) Series 2009
7.34%, 11/15/39	200,000	308,072
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	468,013
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	149,000	178,895
New Jersey Economic Development Authority
RB Bonds (Pension Funding) Series 1997A
7.43%, 02/15/29	250,000	315,972
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	376,230
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	523,880
New York City Transitional Finance Authority Future Tax Secured Revenue
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	250,582
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	353,837
New York State Dormitory Authority
RB (Build America Bonds) Series 2009
5.63%, 03/15/39	100,000	123,107
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	63,569
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	121,453
North Texas Tollway Authority
RB (Build America Bonds) Series 2009
6.72%, 01/01/49	150,000	233,616
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	516,851
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	199,137
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	132,927
RB (Build America Bonds) Series 2012
4.46%, 10/01/62	450,000	532,426
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Regional Transportation District
RB (Build America Bonds) Series 2010B
5.84%, 11/01/50	50,000	71,102
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	759,986
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	668,300
		16,610,642
		23,995,913

Sovereign 0.9%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	350,000	355,924
2.00%, 11/15/22	300,000	300,323
		656,247
Chile 0.0%
Chile Government International Bond
3.25%, 09/14/21	150,000	153,188
3.13%, 01/21/26	200,000	205,075
3.24%, 02/06/28 (a)	250,000	256,875
3.86%, 06/21/47	200,000	207,500
		822,638
Colombia 0.1%
Colombia Government International Bond
4.00%, 02/26/24 (a)	300,000	309,675
8.13%, 05/21/24	250,000	303,815
4.50%, 01/28/26 (a)	300,000	316,463
3.88%, 04/25/27 (a)	300,000	304,359
4.50%, 03/15/29 (a)	450,000	474,979
7.38%, 09/18/37	362,000	471,957
6.13%, 01/18/41	150,000	176,064
5.63%, 02/26/44 (a)	250,000	279,719
5.00%, 06/15/45 (a)	500,000	522,500
5.20%, 05/15/49 (a)	200,000	214,002
		3,373,533
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21 (b)	674,000	717,965
5.75%, 11/22/23	150,000	167,487
5.38%, 03/25/24	150,000	166,185
7.63%, 03/29/41	150,000	229,971
		1,281,608
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	350,000	347,916
4.10%, 04/24/28	250,000	256,759
4.35%, 01/11/48	200,000	201,657
5.35%, 02/11/49	200,000	226,194
		1,032,526
Israel 0.0%
Israel Government International Bond
4.00%, 06/30/22	200,000	209,381
2.88%, 03/16/26	200,000	203,344

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 01/30/43	200,000	223,884
4.13%, 01/17/48	200,000	212,636
		849,245
Italy 0.0%
Republic of Italy Government International Bond
6.88%, 09/27/23	314,000	350,675
5.38%, 06/15/33	250,000	273,296
		623,971
Mexico 0.2%
Mexico Government International Bond
3.50%, 01/21/21	150,000	151,856
3.63%, 03/15/22	350,000	356,650
4.00%, 10/02/23	550,000	569,126
3.60%, 01/30/25	250,000	251,875
4.13%, 01/21/26	288,000	295,668
4.15%, 03/28/27	500,000	510,430
3.75%, 01/11/28	200,000	198,250
4.50%, 04/22/29	200,000	207,902
8.30%, 08/15/31	150,000	205,500
6.75%, 09/27/34	362,000	444,808
6.05%, 01/11/40	524,000	600,640
4.75%, 03/08/44	650,000	644,475
5.55%, 01/21/45	300,000	332,628
4.35%, 01/15/47	500,000	470,630
4.60%, 02/10/48	200,000	196,525
5.75%, 10/12/10	320,000	330,403
		5,767,366
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	210,000
3.75%, 03/16/25 (a)	300,000	312,303
8.88%, 09/30/27	250,000	349,690
3.88%, 03/17/28 (a)	200,000	209,775
6.70%, 01/26/36	131,000	173,576
4.50%, 05/15/47	250,000	270,565
4.50%, 04/16/50 (a)	200,000	214,788
		1,740,697
Peru 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	250,000	275,000
8.75%, 11/21/33	150,000	236,400
6.55%, 03/14/37	300,000	409,503
5.63%, 11/18/50	295,000	387,780
		1,308,683
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	200,000	204,448
4.20%, 01/21/24	200,000	212,393
10.63%, 03/16/25	300,000	426,514
3.00%, 02/01/28	200,000	201,509
3.75%, 01/14/29	200,000	212,920
9.50%, 02/02/30	250,000	391,397
7.75%, 01/14/31	350,000	500,698
6.38%, 01/15/32	300,000	397,622
3.95%, 01/20/40	600,000	644,030
3.70%, 03/01/41	200,000	208,354
3.70%, 02/02/42	200,000	208,369
		3,608,254
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Poland 0.1%
Republic of Poland Government International Bond
5.13%, 04/21/21	362,000	379,376
5.00%, 03/23/22	500,000	532,777
3.00%, 03/17/23	250,000	253,728
3.25%, 04/06/26	250,000	256,745
		1,422,626
Republic of Korea 0.0%
Korea International Bond
5.63%, 11/03/25	100,000	118,358
2.75%, 01/19/27	250,000	252,899
4.13%, 06/10/44	200,000	234,111
		605,368
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	150,000	169,239
4.50%, 08/14/24	113,000	119,075
4.38%, 10/27/27	150,000	157,970
4.38%, 01/23/31 (a)	150,000	157,463
7.63%, 03/21/36	150,000	206,626
4.13%, 11/20/45	150,000	146,813
5.10%, 06/18/50	450,000	484,879
4.98%, 04/20/55	150,000	158,439
		1,600,504
		24,693,266

Supranational* 1.4%
African Development Bank
2.13%, 11/16/22	800,000	801,838
3.00%, 09/20/23	250,000	259,840
Asian Development Bank
2.25%, 01/20/21	750,000	752,125
1.75%, 06/08/21	350,000	348,129
2.00%, 02/16/22	250,000	250,273
1.88%, 02/18/22	250,000	249,021
1.88%, 08/10/22	600,000	596,850
1.75%, 09/13/22	250,000	248,176
2.75%, 03/17/23	400,000	411,099
2.63%, 01/30/24	250,000	256,608
2.00%, 01/22/25	851,000	845,894
2.50%, 11/02/27	700,000	712,772
5.82%, 06/16/28	250,000	316,475
Corp. Andina de Fomento
2.13%, 09/27/21	150,000	148,387
4.38%, 06/15/22	362,000	379,409
2.75%, 01/06/23	250,000	249,414
Council of Europe Development Bank
2.63%, 02/13/23	250,000	255,224
European Bank for Reconstruction & Development
1.13%, 08/24/20	1,350,000	1,333,925
2.75%, 04/26/21	100,000	101,329
European Investment Bank
2.88%, 09/15/20	393,000	396,899
1.63%, 12/15/20	450,000	446,857
4.00%, 02/16/21	150,000	154,912
2.00%, 03/15/21	850,000	849,545
2.50%, 04/15/21	500,000	504,374
2.38%, 05/13/21	350,000	352,307
1.63%, 06/15/21	500,000	495,991
1.38%, 09/15/21	400,000	394,610
2.13%, 10/15/21	350,000	351,190
2.88%, 12/15/21	150,000	153,296

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 03/15/22	500,000	503,844
2.38%, 06/15/22	850,000	858,514
2.25%, 08/15/22	750,000	756,555
2.00%, 12/15/22	250,000	250,258
2.50%, 03/15/23	1,850,000	1,882,795
2.88%, 08/15/23	500,000	517,528
3.13%, 12/14/23	250,000	261,911
3.25%, 01/29/24	650,000	685,208
2.63%, 03/15/24	250,000	256,848
2.25%, 06/24/24	300,000	303,261
1.88%, 02/10/25	150,000	148,704
2.13%, 04/13/26 (b)	500,000	498,289
Inter-American Development Bank
2.13%, 11/09/20	250,000	250,213
1.88%, 03/15/21	1,006,000	1,003,275
2.63%, 04/19/21	750,000	757,899
1.25%, 09/14/21	250,000	246,244
2.13%, 01/18/22 (b)	1,100,000	1,104,408
1.75%, 09/14/22	250,000	248,251
2.50%, 01/18/23	600,000	610,745
2.63%, 01/16/24	500,000	512,699
3.00%, 02/21/24	250,000	260,895
2.00%, 06/02/26	524,000	518,870
3.13%, 09/18/28	500,000	537,686
International Bank for Reconstruction & Development
1.63%, 09/04/20	400,000	397,429
2.13%, 11/01/20	950,000	950,801
1.63%, 03/09/21	250,000	248,275
1.38%, 05/24/21	900,000	889,077
2.75%, 07/23/21	650,000	660,261
1.38%, 09/20/21	500,000	493,251
2.13%, 12/13/21	300,000	301,185
2.00%, 01/26/22	1,000,000	1,001,280
1.63%, 02/10/22	655,000	648,391
2.13%, 07/01/22	150,000	151,301
2.13%, 02/13/23	755,000	760,281
3.00%, 09/27/23	500,000	521,322
2.50%, 03/19/24	200,000	204,429
2.50%, 11/25/24	250,000	255,814
2.50%, 07/29/25	650,000	664,984
4.75%, 02/15/35	330,000	421,739
International Finance Corp.
1.63%, 07/16/20	250,000	248,591
2.25%, 01/25/21	500,000	501,667
1.13%, 07/20/21	164,000	161,044
2.88%, 07/31/23	350,000	361,349
Nordic Investment Bank
1.50%, 09/29/20	300,000	297,661
2.13%, 02/01/22	250,000	250,878
2.88%, 07/19/23	300,000	310,016
		36,292,695
Total Government Related
(Cost $149,211,443)		152,902,528

Securitized 29.8% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
Ally Auto Receivables Trust
Series 2018-3 Class A4
3.12%, 07/17/23 (a)	195,000	198,904
Ally Master Owner Trust
Series 2018-2A
3.29%, 05/15/23 (a)	200,000	203,862
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BMW Vehicle Owner Trust
Series 2018-A Class A4
2.51%, 06/25/24 (a)	1,655,000	1,664,618
Ford Credit Auto Owner Trust
Series 2017-B Class A4
1.87%, 09/15/22 (a)	800,000	794,924
Series 2018-A Class A4
3.16%, 10/15/23 (a)	1,415,000	1,452,487
Nissan Auto Receivables Owner Trust
Series 2017-C Class A4
2.28%, 02/15/24 (a)	650,000	650,718
Toyota Auto Receivables Owner Trust
Series 2018-C Class A4
3.13%, 02/15/24 (a)	150,000	153,899
Credit Card 0.3%
American Express Credit Account Master Trust
Series 2018-8A
3.18%, 04/15/24 (a)	800,000	818,731
Series 2019-1A
2.87%, 10/15/24 (a)	1,200,000	1,224,072
Capital One Multi-Asset Execution Trust
Series 2017-A4 Class A4
1.99%, 07/17/23 (a)	700,000	697,775
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	250,000	250,921
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
2.88%, 01/23/23 (a)	1,540,000	1,552,542
Series 2018-A6 Class A6
3.21%, 12/07/24 (a)	600,000	620,943
Discover Card Execution Note Trust
Series 2015-A4 Class A4
2.19%, 04/17/23 (a)	1,050,000	1,050,293
Series 2018-A5 Class A5
3.32%, 03/15/24 (a)	500,000	513,697
Series 2018-A1 Class A1
3.03%, 08/15/25 (a)	300,000	309,273
		12,157,659

Commercial Mortgage-Backed Securities 2.0%
Banc of America Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	350,000	352,319
BANK
Series 2017-BNK8 Class A4
3.49%, 11/15/50 (a)	1,190,000	1,248,239
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	156,251
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	200,000	203,765
CD Mortgage Trust
Series 2016-CD1 Class A2
2.45%, 08/10/49 (a)	289,000	288,640
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	252,373
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)(b)	402,000	425,740
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	1,300,000	1,381,258
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	430,000	440,180

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (a)	118,360	120,354
Series 2014-GC25 Class A4
3.64%, 10/10/47 (a)	253,748	266,013
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	2,260,000	2,378,602
Series 2016-GC37 Class A4
3.31%, 04/10/49 (a)	100,000	103,455
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	2,000,000	2,087,864
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	72,832	73,983
Series 2013-CCRE6 Class A4
3.10%, 03/10/46 (a)	300,000	306,322
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(f)(j)	1,200,000	1,278,580
Series 2014-LC15 Class A4
4.01%, 04/10/47 (a)	250,000	265,651
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	1,000,000	1,050,034
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	47,863
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	300,000	310,083
Series 2015-DC1 Class A5
3.35%, 02/10/48 (a)	500,000	515,597
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	1,148,000	1,210,971
Series 2015-LC23 Class A4
3.77%, 10/10/48 (a)	330,000	349,845
Series 2016-DC2 Class A5
3.77%, 02/10/49 (a)	300,000	316,905
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	1,025,000	1,061,873
Series 2013-CCRE11 Class A4
4.26%, 08/10/50 (a)	1,443,000	1,543,999
Commercial Mortgage Pass-Through Certificates
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	636,264
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	395,000	412,719
CSMC Trust 2016-NXSR
Series 2016 Class A4
3.79%, 12/15/49 (a)	2,000,000	2,115,512
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	126,006	131,753
Series 2015-M13 Class A2
2.80%, 06/25/25 (a)(f)(k)	200,000	202,919
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(f)(k)	785,000	774,123
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K019 Class A2
2.27%, 03/25/22 (a)	195,000	195,688
Series K021 Class A2
2.40%, 06/25/22 (a)	128,000	128,734
Series K022 Class A2
2.36%, 07/25/22 (a)	248,000	249,021
Series K024 Class A2
2.57%, 09/25/22 (a)	531,000	537,195
Series K026 Class A2
2.51%, 11/25/22 (a)	1,019,000	1,029,187
Series K027 Class A2
2.64%, 01/25/23 (a)	800,000	811,435
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K029 Class A2
3.32%, 02/25/23 (a)(f)(l)	923,000	958,105
Series K037 Class A1
2.59%, 04/25/23 (a)(b)	268,310	269,900
Series K030 Class A2
3.25%, 04/25/23 (a)(f)(l)	200,000	206,896
Series K725 Class A1
2.67%, 05/25/23 (a)	271,346	273,390
Series K033 Class A2
3.06%, 07/25/23 (a)	131,000	134,878
Series K034 Class A2
3.53%, 07/25/23 (a)	100,000	104,781
Series K035 Class A2
3.46%, 08/25/23 (a)(f)(l)	983,000	1,027,587
Series K725 Class A2
3.00%, 01/25/24 (a)	1,000,000	1,029,049
Series K037 Class A2
3.49%, 01/25/24 (a)	350,000	367,827
Series K727 Class A2
2.95%, 07/25/24 (a)	100,000	102,741
Series K728 Class A2
3.06%, 08/25/24 (a)(f)(l)	400,000	412,768
Series K040 Class A2
3.24%, 09/25/24 (a)	100,000	104,253
Series K042 Class A2
2.67%, 12/25/24 (a)	400,000	406,756
Series K043 Class A2
3.06%, 12/25/24 (a)	200,000	207,168
Series K044 Class A2
2.81%, 01/25/25 (a)	645,000	659,386
Series K045 Class A2
3.02%, 01/25/25 (a)	500,000	516,731
Series K048 Class A2
3.28%, 06/25/25 (a)(f)(l)	1,150,000	1,204,262
Series K733 Class A2
3.75%, 08/25/25 (a)(f)(l)	1,000,000	1,070,832
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	104,367
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	10,198
Series K055 Class A2
2.67%, 03/25/26 (a)	680,000	689,784
Series K062 Class A2
3.41%, 12/25/26 (a)	1,750,000	1,855,827
3.22%, 03/25/27 (a)	250,000	261,518
Series K074 Class A1
3.60%, 09/25/27 (a)	147,650	156,616
Series K071 Class A2
3.29%, 11/25/27 (a)	2,000,000	2,106,147
Series K074 Class A2
3.60%, 01/25/28 (a)	2,125,000	2,290,099
Series K157 Class A2
3.99%, 05/25/33 (a)	360,000	398,392
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (a)	679,665	690,664
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	238,479
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	213,773
Series 2015-C33 Class A3
3.50%, 12/15/48 (a)	805,000	841,397
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	550,000	583,432
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8 Class A3
3.94%, 06/15/51 (a)	300,000	323,764

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 Class A4
4.30%, 08/15/46 (a)(f)(l)	350,000	372,744
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	381,185
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	102,253
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,360,263
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	53,096
Series 2015-UBS8 Class A4
3.81%, 12/15/48 (a)	400,000	425,056
Series 2011-C3 Class A4
4.12%, 07/15/49 (a)	285,000	290,782
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	207,587
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	629,906
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	250,000	256,425
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(f)(j)	1,409,000	1,497,273
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	300,000	308,354
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	350,000	355,032
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	200,000	211,097
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	200,000	207,391
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	155,000	158,752
WFRBS Commercial Mortgage Trust
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	1,020,000	1,047,489
		52,947,761

Covered 0.0%
Royal Bank of Canada
2.10%, 10/14/20	200,000	199,709
The Bank of Nova Scotia
1.88%, 04/26/21	500,000	496,746
		696,455

Mortgage-Backed Securities Pass-Through 27.3%
Fannie Mae
3.50%, 11/01/20 to 04/01/49 (a)	79,420,227	81,440,028
4.00%, 04/01/24 to 04/01/49 (a)	68,172,501	70,787,036
4.50%, 12/01/24 to 12/01/48 (a)	21,400,389	22,626,780
3.00%, 10/01/26 to 08/01/48 (a)	61,262,171	61,922,553
2.50%, 07/01/27 to 12/01/46 (a)	17,499,169	17,521,804
2.00%, 06/01/28 to 01/01/32 (a)	1,683,744	1,655,629
5.50%, 12/01/32 to 02/01/42 (a)	3,161,756	3,481,105
5.00%, 11/01/33 to 08/01/48 (a)	5,264,214	5,658,204
6.50%, 08/01/34 to 05/01/40 (a)	270,962	315,877
6.00%, 04/01/35 to 07/01/41 (a)	2,587,991	2,904,608
4.50%, 12/01/41 (a)(b)	598,041	638,806
3.00%, 05/01/46 (a)(b)	3,059,203	3,087,387
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Freddie Mac
2.00%, 08/01/23 to 12/01/31 (a)	1,166,474	1,152,771
4.00%, 03/01/24 to 12/01/48 (a)	37,392,112	38,825,761
3.50%, 01/01/26 to 07/01/48 (a)	52,237,826	53,591,431
3.00%, 08/01/26 to 04/01/47 (a)	46,446,374	46,948,021
2.50%, 04/01/27 to 12/01/46 (a)	11,581,083	11,612,685
6.00%, 05/01/32 to 10/01/38 (a)	850,417	953,795
5.50%, 12/01/34 to 08/01/41 (a)	2,045,547	2,243,009
5.00%, 12/01/35 to 11/01/48 (a)	3,612,117	3,883,677
6.50%, 02/01/36 (a)	152,254	175,043
4.50%, 02/01/39 to 01/01/49 (a)	14,280,736	15,075,395
4.50%, 07/01/42 (a)(b)	308,951	330,669
4.00%, 03/01/44 (a)(b)	794,476	825,848
Ginnie Mae
3.00%, 04/20/27 to 12/20/47 (a)	43,932,125	44,664,353
2.50%, 08/20/27 to 02/20/47 (a)	2,233,802	2,237,942
5.00%, 02/20/33 to 09/20/48 (a)	7,385,286	7,843,314
5.50%, 04/15/33 to 12/20/45 (a)	1,416,085	1,558,344
3.50%, 07/20/33 to 03/20/48 (a)	69,124,859	71,202,600
3.50%, 12/20/33 (a)	192,705	197,934
4.00%, 06/15/39 to 10/20/48 (a)	39,558,543	41,225,272
4.50%, 07/15/39 to 10/20/48 (a)	18,857,893	19,802,059
4.50%, 05/20/41 (a)	1,027,440	1,091,472
6.00%, 04/20/44 (a)	349,441	394,083
3.00%, 11/20/45 (a)(b)	3,615,175	3,675,134
2.50%, 01/20/47 (a)	267,280	265,878
5.00%, 06/20/47 to 07/20/47 (a)	312,522	329,224
5.50%, 11/20/48 (a)	284,320	300,641
Ginnie Mae TBA
3.50%, 06/20/49 (a)(m)	4,500,000	4,625,684
4.00%, 06/20/49 (a)(m)	6,500,000	6,723,438
4.50%, 06/20/49 (a)(m)	5,000,000	5,200,586
5.00%, 06/20/49 (a)(m)	500,000	522,656
UMBS TBA
3.00%, 06/18/34 to 06/13/49 (a)(m)	15,500,000	15,615,286
3.50%, 06/18/34 to 06/13/49 (a)(m)	15,500,000	15,856,249
4.00%, 06/18/34 to 06/13/49 (a)(m)	12,500,000	12,903,569
4.50%, 06/13/49 (a)(m)	9,000,000	9,403,594
5.00%, 06/13/49 (a)(m)	5,500,000	5,806,797
		719,104,031
Total Securitized
(Cost $777,408,021)		784,905,906
Security	Number of Shares	Value ($)
Other Investment Company 1.4% of net assets

Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (n)	36,538,902	36,538,902
Total Other Investment Company
(Cost $36,538,902)		36,538,902

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets

Government Related 2.3%
United States Treasury Bill
2.31%, 06/11/19 (o)	30,000,000	29,980,783
2.37%, 06/04/19 (o)	30,000,000	29,994,088
Total Short-Term Investments
(Cost $59,974,871)		59,974,871
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	Security converts to floating rate after the fixed-rate coupon period.
(d)	Perpetual security with no stated maturity date.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	Variable-rate security.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $13,157,450 or 0.5% of net assets.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero Coupon Bond.
(j)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(k)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(l)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC.
(m)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(n)	The rate shown is the 7-day yield.
(o)	The rate shown is the purchase yield.

ACES –	Alternate Credit Enhancement Securities
CD –	Certificate of deposit
CMT –	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI –	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS –	Mortgage-Backed Security
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced
UMBS –	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC –	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$647,786,733	$—	$647,786,733
Treasuries	—	1,034,528,751	—	1,034,528,751
Government Related[1]	—	152,902,528	—	152,902,528
Securitized[1]	—	784,905,906	—	784,905,906
Other Investment Company[1]	36,538,902	—	—	36,538,902
Short-Term Investments[1]	—	59,974,871	—	59,974,871
Total	$36,538,902	$2,680,098,789	$—	$2,716,637,691
[1]	As categorized in Portfolio Holdings.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® Short-Term Bond Index Fund

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.1% of net assets

Financial Institutions 11.0%
Banking 8.8%
American Express Co.
3.38%, 05/17/21 (a)	150,000	152,111
3.70%, 11/05/21 (a)	150,000	153,660
2.50%, 08/01/22 (a)	250,000	248,873
2.65%, 12/02/22	500,000	499,755
3.70%, 08/03/23 (a)	250,000	259,517
3.40%, 02/22/24 (a)	50,000	51,330
American Express Credit Corp.
2.60%, 09/14/20 (a)	338,000	338,617
2.25%, 05/05/21 (a)	300,000	298,350
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	500,000	498,058
2.63%, 11/09/22	250,000	250,376
Banco Bilbao Vizcaya Argentaria S.A.
3.00%, 10/20/20	250,000	250,701
Banco Santander S.A.
3.50%, 04/11/22	200,000	202,775
3.85%, 04/12/23	200,000	204,365
Bank of America Corp.
2.63%, 10/19/20	400,000	400,227
5.00%, 05/13/21	390,000	407,852
2.37%, 07/21/21 (a)(b)	350,000	348,951
2.33%, 10/01/21 (a)(b)	150,000	149,351
5.70%, 01/24/22	750,000	808,750
3.50%, 05/17/22 (a)(b)	150,000	152,225
3.30%, 01/11/23	100,000	101,853
3.00%, 12/20/23 (a)(b)	750,000	753,208
4.13%, 01/22/24	150,000	158,279
3.55%, 03/05/24 (a)(b)	250,000	255,611
4.00%, 04/01/24	250,000	262,116
3.86%, 07/23/24 (a)(b)	600,000	621,506
3.46%, 03/15/25 (a)(b)	200,000	203,608
Bank of America NA
3.34%, 01/25/23 (a)(b)	250,000	254,742
Bank of Montreal
2.10%, 06/15/20	250,000	249,010
3.10%, 04/13/21	150,000	151,976
2.35%, 09/11/22	300,000	298,974
2.55%, 11/06/22 (a)	150,000	150,764
3.30%, 02/05/24	200,000	204,453
4.34%, 10/05/28 (a)(b)	100,000	103,761
Barclays Bank PLC
5.14%, 10/14/20	100,000	102,691
2.65%, 01/11/21 (a)	300,000	299,569
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Barclays PLC
3.25%, 01/12/21	100,000	100,305
3.20%, 08/10/21	200,000	199,951
3.68%, 01/10/23 (a)	200,000	200,569
4.61%, 02/15/23 (a)(b)	200,000	204,778
4.34%, 05/16/24 (a)(b)	200,000	203,889
3.93%, 05/07/25 (a)(b)	200,000	198,899
BB&T Corp.
2.15%, 02/01/21 (a)	250,000	248,555
3.20%, 09/03/21 (a)	250,000	253,500
3.75%, 12/06/23 (a)	200,000	208,751
BNP Paribas S.A.
5.00%, 01/15/21	600,000	622,709
BPCE S.A.
2.75%, 12/02/21	250,000	251,151
4.00%, 04/15/24	250,000	262,047
Branch Banking & Trust Co.
2.63%, 01/15/22 (a)	200,000	201,058
Canadian Imperial Bank of Commerce
2.70%, 02/02/21	250,000	250,957
3.50%, 09/13/23	150,000	155,547
3.10%, 04/02/24	150,000	151,593
Capital One Bank USA NA
3.38%, 02/15/23	250,000	252,284
Capital One Financial Corp.
4.75%, 07/15/21	150,000	156,633
3.05%, 03/09/22 (a)	350,000	353,124
3.20%, 01/30/23 (a)	150,000	151,963
3.90%, 01/29/24 (a)	150,000	155,757
Capital One NA
2.65%, 08/08/22 (a)	250,000	249,975
Citibank NA
2.13%, 10/20/20 (a)	250,000	248,762
3.17%, 02/19/22 (a)(b)	250,000	251,572
3.65%, 01/23/24 (a)	250,000	259,845
Citigroup, Inc.
2.65%, 10/26/20	800,000	801,711
2.35%, 08/02/21	400,000	397,927
2.90%, 12/08/21 (a)	250,000	250,942
4.50%, 01/14/22	300,000	313,584
4.05%, 07/30/22	100,000	103,543
2.70%, 10/27/22 (a)	650,000	648,461
3.14%, 01/24/23 (a)(b)	150,000	151,092
3.50%, 05/15/23	100,000	101,914
2.88%, 07/24/23 (a)(b)	250,000	250,129
3.35%, 04/24/25 (a)(b)	350,000	354,406
Citizens Bank NA
2.25%, 10/30/20 (a)	250,000	248,873
2.65%, 05/26/22 (a)	250,000	250,021

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Comerica, Inc.
3.70%, 07/31/23 (a)	100,000	103,932
Commonwealth Bank of Australia
2.55%, 03/15/21	250,000	250,410
Cooperatieve Rabobank UA
2.50%, 01/19/21	528,000	527,939
3.88%, 02/08/22	250,000	258,773
2.75%, 01/10/23	250,000	250,392
4.63%, 12/01/23	250,000	263,132
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	250,000	251,324
3.45%, 04/16/21	305,000	308,099
3.80%, 09/15/22	250,000	257,242
3.80%, 06/09/23	250,000	256,194
Deutsche Bank AG
2.70%, 07/13/20	250,000	247,540
3.15%, 01/22/21	200,000	197,606
3.38%, 05/12/21	100,000	98,922
4.25%, 10/14/21	350,000	352,431
5.00%, 02/14/22	200,000	204,223
3.95%, 02/27/23	250,000	246,817
Discover Bank
3.20%, 08/09/21 (a)	250,000	252,530
4.20%, 08/08/23	250,000	262,870
Fifth Third Bancorp
3.65%, 01/25/24 (a)	250,000	260,146
Fifth Third Bank
2.88%, 10/01/21 (a)	200,000	201,687
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20 (a)	200,000	199,354
2.25%, 06/14/21 (a)	250,000	248,848
Goldman Sachs Bank USA
3.20%, 06/05/20	100,000	100,592
HSBC Holdings PLC
3.40%, 03/08/21	228,000	230,721
5.10%, 04/05/21	250,000	260,421
2.95%, 05/25/21	467,000	469,072
3.26%, 03/13/23 (a)(b)	400,000	403,235
3.03%, 11/22/23 (a)(b)	350,000	350,743
4.25%, 03/14/24	250,000	258,437
3.95%, 05/18/24 (a)(b)	200,000	206,235
3.80%, 03/11/25 (a)(b)	200,000	204,273
HSBC USA, Inc.
2.75%, 08/07/20	778,000	780,542
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	250,000	248,226
ING Groep N.V.
3.15%, 03/29/22	250,000	253,178
4.10%, 10/02/23	200,000	207,914
JPMorgan Chase & Co.
4.40%, 07/22/20	250,000	255,465
4.25%, 10/15/20	600,000	613,818
2.55%, 03/01/21 (a)	250,000	249,685
4.63%, 05/10/21	650,000	675,701
2.40%, 06/07/21 (a)	150,000	149,631
2.30%, 08/15/21 (a)	250,000	248,796
4.50%, 01/24/22	500,000	523,807
3.25%, 09/23/22	250,000	254,715
2.97%, 01/15/23 (a)	500,000	503,570
3.20%, 01/25/23	150,000	152,542
3.38%, 05/01/23	500,000	510,585
3.88%, 02/01/24	150,000	157,612
3.56%, 04/23/24 (a)(b)	150,000	153,823
3.63%, 05/13/24	200,000	207,705
3.80%, 07/23/24 (a)(b)	250,000	258,412
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.02%, 12/05/24 (a)(b)	250,000	262,103
3.22%, 03/01/25 (a)(b)	300,000	303,908
KeyBank NA
3.38%, 03/07/23	250,000	257,760
KeyCorp
2.90%, 09/15/20	400,000	401,880
Lloyds Bank PLC
6.38%, 01/21/21	125,000	132,448
Lloyds Banking Group PLC
3.10%, 07/06/21	300,000	301,566
3.00%, 01/11/22	300,000	299,965
4.05%, 08/16/23	200,000	205,302
2.91%, 11/07/23 (a)(b)	200,000	196,663
M&T Bank Corp.
3.55%, 07/26/23 (a)	250,000	259,838
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	441,000	443,761
3.00%, 02/22/22	250,000	252,507
3.22%, 03/07/22	100,000	101,559
2.67%, 07/25/22	150,000	150,021
3.46%, 03/02/23	150,000	153,793
3.76%, 07/26/23	250,000	259,622
3.41%, 03/07/24	200,000	204,925
Mizuho Financial Group, Inc.
2.27%, 09/13/21	200,000	198,429
2.95%, 02/28/22	200,000	201,565
3.55%, 03/05/23	300,000	308,582
Morgan Stanley
5.50%, 07/24/20	150,000	154,685
5.75%, 01/25/21	1,000,000	1,048,969
2.50%, 04/21/21	250,000	249,458
5.50%, 07/28/21	150,000	158,739
2.75%, 05/19/22	500,000	499,969
4.88%, 11/01/22	150,000	159,641
3.75%, 02/25/23	150,000	154,941
4.10%, 05/22/23	100,000	103,868
3.74%, 04/24/24 (a)(b)	500,000	515,322
3.88%, 04/29/24	350,000	365,201
National Australia Bank Ltd.
2.50%, 01/12/21	250,000	249,864
1.88%, 07/12/21	250,000	246,656
2.50%, 05/22/22	250,000	249,828
2.88%, 04/12/23	300,000	301,343
National Bank of Canada
2.20%, 11/02/20 (a)	250,000	249,091
Northern Trust Corp.
3.38%, 08/23/21	150,000	153,793
PNC Bank NA
2.45%, 11/05/20 (a)	291,000	291,163
2.50%, 01/22/21 (a)	200,000	199,987
2.63%, 02/17/22 (a)	300,000	300,966
2.70%, 11/01/22 (a)	250,000	250,798
3.50%, 06/08/23 (a)	250,000	258,098
Regions Financial Corp.
3.20%, 02/08/21 (a)	350,000	352,670
3.80%, 08/14/23 (a)	150,000	155,622
Royal Bank of Canada
2.50%, 01/19/21	150,000	150,480
3.20%, 04/30/21	200,000	203,118
2.75%, 02/01/22	100,000	100,991
2.80%, 04/29/22	150,000	151,023
3.70%, 10/05/23	175,000	182,597
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	200,000	213,389
3.50%, 05/15/23 (a)(b)	200,000	199,449

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.10%, 06/10/23	50,000	53,100
3.88%, 09/12/23	200,000	201,339
6.00%, 12/19/23	200,000	213,447
5.13%, 05/28/24	200,000	205,912
4.52%, 06/25/24 (a)(b)	200,000	205,132
4.27%, 03/22/25 (a)(b)	200,000	202,872
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	261,000	265,971
3.40%, 01/18/23 (a)	100,000	100,873
Santander UK Group Holdings PLC
2.88%, 10/16/20	200,000	199,967
3.13%, 01/08/21	250,000	250,638
2.88%, 08/05/21	200,000	199,240
3.57%, 01/10/23 (a)	200,000	200,886
3.37%, 01/05/24 (a)(b)	250,000	248,646
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	250,000	250,374
State Street Corp.
2.55%, 08/18/20	100,000	100,185
1.95%, 05/19/21	250,000	248,148
3.10%, 05/15/23	250,000	254,320
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	255,000	256,620
2.06%, 07/14/21	150,000	148,289
2.44%, 10/19/21	300,000	298,831
2.78%, 07/12/22	250,000	251,462
2.78%, 10/18/22	150,000	150,250
3.10%, 01/17/23	250,000	253,763
3.75%, 07/19/23	200,000	208,134
SunTrust Bank
3.20%, 04/01/24 (a)	100,000	101,943
3.69%, 08/02/24 (a)(b)	100,000	103,519
SunTrust Banks, Inc.
2.90%, 03/03/21 (a)	250,000	251,618
2.70%, 01/27/22 (a)	250,000	250,817
Svenska Handelsbanken AB
1.95%, 09/08/20	250,000	248,410
2.40%, 10/01/20	41,000	40,956
2.45%, 03/30/21	300,000	299,857
1.88%, 09/07/21	250,000	246,809
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	249,705
The Bank of New York Mellon Corp.
2.45%, 11/27/20 (a)	200,000	200,219
2.05%, 05/03/21 (a)	150,000	148,956
2.60%, 02/07/22 (a)	250,000	250,739
3.50%, 04/28/23	250,000	258,259
2.66%, 05/16/23 (a)(b)	100,000	100,269
2.20%, 08/16/23 (a)	100,000	98,400
3.65%, 02/04/24 (a)	150,000	156,267
The Bank of Nova Scotia
2.15%, 07/14/20	500,000	498,448
2.80%, 07/21/21	150,000	151,088
2.70%, 03/07/22	500,000	503,491
3.40%, 02/11/24	150,000	154,417
4.65%, Perpetual (a)(b)(c)	100,000	93,064
The Goldman Sachs Group, Inc.
6.00%, 06/15/20	250,000	258,552
2.75%, 09/15/20 (a)	300,000	300,572
2.60%, 12/27/20 (a)	250,000	249,917
2.88%, 02/25/21 (a)	250,000	251,090
2.63%, 04/25/21 (a)	250,000	249,986
5.25%, 07/27/21	350,000	368,487
2.35%, 11/15/21 (a)	250,000	247,618
5.75%, 01/24/22	205,000	220,464
3.00%, 04/26/22 (a)	350,000	351,306
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 10/31/22 (a)(b)	250,000	249,792
3.63%, 01/22/23	150,000	154,018
3.20%, 02/23/23 (a)	250,000	252,892
2.91%, 06/05/23 (a)(b)	350,000	350,059
2.91%, 07/24/23 (a)(b)	150,000	149,883
3.63%, 02/20/24 (a)	150,000	153,794
4.00%, 03/03/24	200,000	208,364
The Huntington National Bank
3.55%, 10/06/23 (a)	250,000	259,318
The PNC Financial Services Group, Inc.
4.38%, 08/11/20	95,000	97,176
2.85%, 11/09/22	250,000	252,248
3.50%, 01/23/24 (a)	200,000	207,258
The Toronto-Dominion Bank
2.50%, 12/14/20	750,000	751,705
2.55%, 01/25/21	500,000	501,452
3.25%, 03/11/24	150,000	154,064
US Bancorp
2.35%, 01/29/21 (a)	150,000	150,009
4.13%, 05/24/21 (a)	100,000	103,185
3.00%, 03/15/22 (a)	150,000	152,092
2.95%, 07/15/22 (a)	150,000	152,065
3.38%, 02/05/24 (a)	150,000	155,132
US Bank NA
2.05%, 10/23/20 (a)	500,000	497,642
3.40%, 07/24/23 (a)	250,000	258,690
Wells Fargo & Co.
2.60%, 07/22/20	100,000	100,111
2.55%, 12/07/20	350,000	350,237
3.00%, 01/22/21	250,000	251,970
2.50%, 03/04/21	250,000	249,582
4.60%, 04/01/21	250,000	258,648
2.10%, 07/26/21	528,000	522,564
3.50%, 03/08/22	200,000	204,445
2.63%, 07/22/22	500,000	498,961
3.07%, 01/24/23 (a)	250,000	251,830
3.45%, 02/13/23	250,000	254,289
4.13%, 08/15/23	100,000	104,509
4.48%, 01/16/24	100,000	105,909
3.75%, 01/24/24 (a)	250,000	259,684
Wells Fargo Bank NA
3.33%, 07/23/21 (a)(b)	250,000	251,922
3.63%, 10/22/21 (a)	250,000	255,688
3.55%, 08/14/23 (a)	250,000	257,572
Westpac Banking Corp.
2.60%, 11/23/20	250,000	250,368
2.00%, 08/19/21	150,000	148,259
3.65%, 05/15/23	500,000	518,688
3.30%, 02/26/24	150,000	154,054
		69,006,295
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
4.00%, 10/15/23	150,000	157,814
BlackRock, Inc.
3.38%, 06/01/22	250,000	257,411
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	100,000	103,639
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	300,000	300,934
Eaton Vance Corp.
3.63%, 06/15/23	100,000	103,728

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	200,000	200,530
2.35%, 09/15/22 (a)	100,000	99,255
4.00%, 10/15/23	100,000	105,478
Invesco Finance PLC
4.00%, 01/30/24	100,000	105,220
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	100,000	106,139
Jefferies Group LLC
6.88%, 04/15/21	250,000	267,277
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	100,000	101,165
		1,908,590
Finance Companies 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21	200,000	205,465
3.95%, 02/01/22 (a)	500,000	509,588
3.30%, 01/23/23 (a)	150,000	149,625
4.88%, 01/16/24 (a)	150,000	158,578
Air Lease Corp.
2.50%, 03/01/21	200,000	199,339
2.63%, 07/01/22 (a)	155,000	153,518
2.75%, 01/15/23 (a)	350,000	345,722
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	153,627
4.13%, 05/01/24 (a)	100,000	101,313
GATX Corp.
4.85%, 06/01/21	250,000	259,127
GE Capital International Funding Co.
2.34%, 11/15/20	478,000	473,346
International Lease Finance Corp.
4.63%, 04/15/21	28,000	28,794
		2,738,042
Financial Other 0.0%
ORIX Corp.
2.90%, 07/18/22	80,000	80,498
Insurance 0.9%
Aetna, Inc.
2.75%, 11/15/22 (a)	300,000	299,869
Aflac, Inc.
3.63%, 06/15/23	150,000	156,716
American International Group, Inc.
3.38%, 08/15/20	200,000	201,936
3.30%, 03/01/21 (a)	150,000	151,501
4.88%, 06/01/22	200,000	212,277
4.13%, 02/15/24	100,000	105,129
Anthem, Inc.
2.50%, 11/21/20	100,000	99,965
3.70%, 08/15/21 (a)	300,000	305,940
3.30%, 01/15/23	200,000	203,123
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	350,000	356,909
Berkshire Hathaway, Inc.
2.20%, 03/15/21 (a)	150,000	150,061
3.75%, 08/15/21	150,000	154,988
2.75%, 03/15/23 (a)	150,000	151,472
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (a)	161,000	160,939
2.88%, 11/03/22 (a)	100,000	101,291
2.70%, 03/13/23	150,000	151,224
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cigna Holding Co.
4.50%, 03/15/21 (a)	100,000	102,625
4.00%, 02/15/22 (a)	100,000	102,692
CNA Financial Corp.
5.75%, 08/15/21	100,000	106,634
Humana, Inc.
2.90%, 12/15/22 (a)	150,000	150,299
Lincoln National Corp.
4.00%, 09/01/23	150,000	157,896
Loews Corp.
2.63%, 05/15/23 (a)	150,000	150,203
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (a)	150,000	155,692
3.30%, 03/14/23 (a)	100,000	102,097
3.88%, 03/15/24 (a)	100,000	104,717
MetLife, Inc.
3.05%, 12/15/22	250,000	252,914
3.60%, 04/10/24	150,000	157,084
Principal Financial Group, Inc.
3.30%, 09/15/22	100,000	102,096
4.70%, 05/15/55 (a)(b)	40,000	39,331
Prudential Financial, Inc.
5.38%, 06/21/20	180,000	185,111
5.88%, 09/15/42 (a)(b)	100,000	104,951
5.63%, 06/15/43 (a)(b)	150,000	155,507
5.20%, 03/15/44 (a)(b)	100,000	101,672
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	107,507
The Allstate Corp.
3.15%, 06/15/23	150,000	153,916
5.75%, 08/15/53 (a)(b)	75,000	77,004
The Hartford Financial Services Group, Inc.
5.13%, 04/15/22	100,000	106,747
UnitedHealth Group, Inc.
2.70%, 07/15/20	100,000	100,243
2.88%, 12/15/21	150,000	151,532
3.35%, 07/15/22	350,000	358,714
2.38%, 10/15/22	100,000	99,538
2.75%, 02/15/23 (a)	250,000	251,293
3.50%, 06/15/23	100,000	103,338
Willis Towers Watson PLC
5.75%, 03/15/21	400,000	419,642
		7,124,335
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	100,000	104,383
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	100,000	102,438
AvalonBay Communities, Inc.
2.95%, 09/15/22 (a)	100,000	101,428
Boston Properties LP
3.85%, 02/01/23 (a)	250,000	259,344
3.80%, 02/01/24 (a)	150,000	155,873
Corporate Office Properties LP
3.70%, 06/15/21 (a)	100,000	100,650
Digital Realty Trust LP
5.25%, 03/15/21 (a)	250,000	259,393
Duke Realty LP
4.38%, 06/15/22 (a)	250,000	261,814
EPR Properties
5.75%, 08/15/22 (a)	150,000	160,399

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ERP Operating LP
3.00%, 04/15/23 (a)	250,000	254,783
Essex Portfolio LP
3.63%, 08/15/22 (a)	100,000	102,422
HCP, Inc.
4.00%, 12/01/22 (a)	150,000	155,830
4.25%, 11/15/23 (a)	100,000	105,216
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (a)	200,000	201,606
2.95%, 07/01/22 (a)	250,000	250,574
Hospitality Properties Trust
5.00%, 08/15/22 (a)	250,000	261,603
Kimco Realty Corp.
3.20%, 05/01/21 (a)	150,000	151,333
3.40%, 11/01/22 (a)	75,000	76,436
Liberty Property LP
3.38%, 06/15/23 (a)	100,000	101,678
National Retail Properties, Inc.
3.80%, 10/15/22 (a)	100,000	103,238
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	176,078
Realty Income Corp.
3.25%, 10/15/22 (a)	250,000	254,595
Simon Property Group LP
2.50%, 09/01/20 (a)	28,000	28,017
4.38%, 03/01/21 (a)	250,000	256,885
2.35%, 01/30/22 (a)	150,000	149,465
2.75%, 06/01/23 (a)	250,000	251,758
3.75%, 02/01/24 (a)	100,000	104,308
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	100,000	100,158
Ventas Realty LP
4.25%, 03/01/22 (a)	100,000	103,658
3.13%, 06/15/23 (a)	150,000	152,239
Welltower, Inc.
5.25%, 01/15/22 (a)	150,000	159,187
3.95%, 09/01/23 (a)	150,000	156,937
		5,163,726
		86,021,486

Industrial 14.0%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
2.75%, 02/03/23	79,000	79,944
ArcelorMittal
6.25%, 02/25/22 (d)(e)	250,000	268,908
Barrick Gold Corp.
3.85%, 04/01/22	100,000	103,158
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	100,000	106,104
Domtar Corp.
4.40%, 04/01/22 (a)	250,000	259,356
DowDuPont, Inc.
3.77%, 11/15/20	150,000	152,481
4.21%, 11/15/23 (a)	300,000	315,818
Eastman Chemical Co.
3.50%, 12/01/21	150,000	152,988
Ecolab, Inc.
4.35%, 12/08/21	150,000	156,931
3.25%, 01/14/23 (a)	100,000	102,121
International Flavors & Fragrances, Inc.
3.40%, 09/25/20	100,000	100,741
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Paper Co.
4.75%, 02/15/22 (a)	124,000	130,644
Kinross Gold Corp.
5.95%, 03/15/24 (a)	100,000	106,750
LYB International Finance BV
4.00%, 07/15/23	150,000	155,813
LyondellBasell Industries N.V.
6.00%, 11/15/21 (a)	200,000	213,681
Newmont Goldcorp Corp.
3.63%, 06/09/21 (a)(f)	100,000	101,394
3.70%, 03/15/23 (a)(f)	200,000	205,735
Nucor Corp.
4.00%, 08/01/23 (a)	100,000	105,258
Nutrien Ltd.
3.15%, 10/01/22 (a)	200,000	202,698
Packaging Corp. of America
2.45%, 12/15/20	50,000	49,852
4.50%, 11/01/23 (a)	100,000	106,132
Praxair, Inc.
4.05%, 03/15/21	250,000	257,719
2.70%, 02/21/23 (a)	100,000	100,879
RPM International, Inc.
3.45%, 11/15/22 (a)	250,000	253,170
SASOL Financing USA LLC
5.88%, 03/27/24 (a)	200,000	211,639
The Dow Chemical Co.
4.25%, 11/15/20 (a)	14,000	14,268
4.13%, 11/15/21 (a)	150,000	154,796
3.00%, 11/15/22 (a)	150,000	151,089
The Mosaic Co.
3.25%, 11/15/22 (a)	250,000	252,792
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	250,000	249,579
Vale Overseas Ltd.
4.38%, 01/11/22	100,000	102,650
Weyerhaeuser Co.
4.63%, 09/15/23	100,000	106,583
		5,031,671
Capital Goods 1.4%
3M Co.
2.25%, 03/15/23 (a)	150,000	149,440
3.25%, 02/14/24 (a)	150,000	154,854
ABB Finance USA, Inc.
2.88%, 05/08/22	100,000	100,970
3.38%, 04/03/23 (a)	125,000	128,647
Caterpillar Financial Services Corp.
1.85%, 09/04/20	250,000	248,333
3.15%, 09/07/21	250,000	253,571
1.93%, 10/01/21	250,000	246,912
2.55%, 11/29/22	125,000	125,517
3.45%, 05/15/23	150,000	155,417
2.85%, 05/17/24	100,000	100,809
Caterpillar, Inc.
3.40%, 05/15/24 (a)	100,000	103,511
CNH Industrial Capital LLC
4.38%, 11/06/20	100,000	101,810
4.20%, 01/15/24	50,000	50,859
CNH Industrial N.V.
4.50%, 08/15/23	100,000	103,429
Eaton Corp.
2.75%, 11/02/22	150,000	150,362

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Embraer Overseas Ltd.
5.70%, 09/16/23 (f)	100,000	108,001
Flowserve Corp.
3.50%, 09/15/22 (a)	100,000	101,295
Fortive Corp.
2.35%, 06/15/21 (a)	250,000	248,631
General Dynamics Corp.
3.00%, 05/11/21	100,000	101,270
2.25%, 11/15/22 (a)	200,000	199,400
3.38%, 05/15/23 (a)	300,000	310,854
General Electric Co.
4.38%, 09/16/20	200,000	203,872
4.63%, 01/07/21	250,000	256,201
5.30%, 02/11/21	150,000	155,563
4.65%, 10/17/21	150,000	155,892
3.15%, 09/07/22	100,000	100,593
2.70%, 10/09/22	250,000	247,432
3.10%, 01/09/23	150,000	149,971
3.38%, 03/11/24	100,000	101,240
Honeywell International, Inc.
1.85%, 11/01/21 (a)	100,000	98,780
3.35%, 12/01/23	150,000	155,546
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	100,000	104,822
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 02/21/21	150,000	150,653
4.25%, 06/15/23	100,000	105,294
John Deere Capital Corp.
1.95%, 06/22/20	250,000	248,724
2.55%, 01/08/21	150,000	150,303
2.80%, 03/04/21	100,000	100,654
3.20%, 01/10/22	100,000	102,057
2.70%, 01/06/23	250,000	251,548
2.80%, 03/06/23	150,000	151,364
3.45%, 06/07/23	250,000	259,070
L3 Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	104,056
Lockheed Martin Corp.
2.50%, 11/23/20 (a)	250,000	250,437
3.35%, 09/15/21	19,000	19,364
Masco Corp.
5.95%, 03/15/22	100,000	108,072
Northrop Grumman Corp.
2.08%, 10/15/20	400,000	397,382
3.25%, 08/01/23	150,000	153,576
Owens Corning
4.20%, 12/15/22 (a)	200,000	206,946
Precision Castparts Corp.
2.50%, 01/15/23 (a)	100,000	99,875
Raytheon Co.
3.13%, 10/15/20	175,000	176,803
Republic Services, Inc.
3.55%, 06/01/22 (a)	300,000	307,284
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	350,000	350,262
Roper Technologies, Inc.
3.00%, 12/15/20 (a)	450,000	452,620
2.80%, 12/15/21 (a)	200,000	200,288
The Boeing Co.
2.35%, 10/30/21	100,000	100,094
2.13%, 03/01/22 (a)	100,000	99,030
1.88%, 06/15/23 (a)	100,000	96,924
Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Technologies Corp.
1.95%, 11/01/21 (a)	500,000	493,526
3.65%, 08/16/23 (a)	350,000	363,187
Waste Management, Inc.
4.60%, 03/01/21 (a)	100,000	102,873
2.40%, 05/15/23 (a)	100,000	99,241
		10,675,311
Communications 1.5%
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	100,000	99,987
America Movil, S.A.B. de CV
3.13%, 07/16/22	250,000	253,169
American Tower Corp.
3.30%, 02/15/21 (a)	150,000	151,578
3.45%, 09/15/21	300,000	304,566
3.50%, 01/31/23	200,000	204,791
5.00%, 02/15/24	100,000	108,946
AT&T, Inc.
2.80%, 02/17/21 (a)	600,000	601,382
4.45%, 05/15/21	200,000	206,792
3.88%, 08/15/21	100,000	102,553
3.00%, 02/15/22	400,000	403,379
3.80%, 03/15/22	100,000	102,834
3.00%, 06/30/22 (a)	100,000	100,805
3.60%, 02/17/23 (a)	150,000	153,900
3.80%, 03/01/24 (a)	200,000	207,548
4.45%, 04/01/24 (a)	100,000	106,724
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	150,000	154,289
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (a)	150,000	151,282
4.46%, 07/23/22 (a)	200,000	207,356
4.50%, 02/01/24 (a)	150,000	157,132
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	307,096
Comcast Corp.
3.30%, 10/01/20	250,000	252,731
3.45%, 10/01/21	150,000	153,228
1.63%, 01/15/22 (a)	300,000	293,539
2.75%, 03/01/23 (a)	150,000	150,782
3.00%, 02/01/24 (a)	150,000	152,033
3.70%, 04/15/24 (a)	250,000	261,014
Crown Castle International Corp.
2.25%, 09/01/21 (a)	100,000	99,193
4.88%, 04/15/22	14,000	14,810
5.25%, 01/15/23	250,000	268,808
3.15%, 07/15/23 (a)	50,000	50,183
Discovery Communications LLC
4.38%, 06/15/21	150,000	154,993
2.95%, 03/20/23 (a)	150,000	150,051
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	367,000	373,960
Fox Corp.
3.67%, 01/25/22 (f)	125,000	128,192
4.03%, 01/25/24 (a)(f)	100,000	104,775
Moody’s Corp.
2.63%, 01/15/23 (a)	150,000	149,306
4.88%, 02/15/24 (a)	150,000	162,813
NBCUniversal Media LLC
4.38%, 04/01/21	150,000	155,120
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	300,000	307,645

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Orange S.A.
4.13%, 09/14/21	100,000	103,543
RELX Capital, Inc.
3.13%, 10/15/22 (a)	100,000	101,070
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	125,000	126,533
Telefonica Emisiones S.A.
5.46%, 02/16/21	150,000	156,910
4.57%, 04/27/23	150,000	159,840
The Walt Disney Co.
4.50%, 02/15/21 (f)	150,000	155,180
3.00%, 09/15/22 (f)	200,000	203,199
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	210,439
Time Warner Cable LLC
4.13%, 02/15/21 (a)	200,000	203,672
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150,000	176,703
TWDC Enterprises 18 Corp.
2.15%, 09/17/20	228,000	227,510
2.35%, 12/01/22	200,000	199,473
Verizon Communications, Inc.
4.60%, 04/01/21	250,000	259,315
3.13%, 03/16/22	150,000	152,594
5.15%, 09/15/23	400,000	441,989
Viacom, Inc.
4.50%, 03/01/21	228,000	234,677
4.25%, 09/01/23 (a)	150,000	156,352
3.88%, 04/01/24 (a)	100,000	103,144
Vodafone Group PLC
4.38%, 03/16/21	200,000	205,861
2.95%, 02/19/23	150,000	150,711
3.75%, 01/16/24	150,000	153,896
Warner Media LLC
4.00%, 01/15/22	400,000	413,183
WPP Finance 2010
4.75%, 11/21/21	100,000	104,334
		11,869,413
Consumer Cyclical 2.1%
Advance Auto Parts, Inc.
4.50%, 12/01/23 (a)	100,000	106,098
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	300,000	303,005
Amazon.com, Inc.
1.90%, 08/21/20	150,000	149,228
3.30%, 12/05/21 (a)	150,000	153,190
2.40%, 02/22/23 (a)	250,000	249,665
American Honda Finance Corp.
3.00%, 06/16/20	250,000	251,550
2.45%, 09/24/20	100,000	100,108
3.15%, 01/08/21	150,000	151,832
2.65%, 02/12/21	150,000	150,687
2.60%, 11/16/22	350,000	350,912
3.55%, 01/12/24	150,000	155,979
AutoZone, Inc.
3.13%, 07/15/23 (a)	150,000	152,148
Block Financial LLC
5.50%, 11/01/22 (a)	150,000	159,593
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	100,000	100,639
Carnival Corp.
3.95%, 10/15/20	100,000	101,812
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Costco Wholesale Corp.
2.15%, 05/18/21 (a)	250,000	250,102
D.R. Horton, Inc.
4.38%, 09/15/22 (a)	150,000	155,587
4.75%, 02/15/23 (a)	50,000	52,619
eBay, Inc.
2.15%, 06/05/20	250,000	248,812
3.25%, 10/15/20 (a)	100,000	100,764
2.75%, 01/30/23 (a)	150,000	149,704
Family Dollar Stores, Inc.
5.00%, 02/01/21	500,000	513,808
Ford Motor Credit Co., LLC
3.16%, 08/04/20	200,000	199,798
5.75%, 02/01/21	321,000	332,469
3.34%, 03/18/21	250,000	249,792
5.88%, 08/02/21	200,000	209,201
5.60%, 01/07/22	250,000	261,664
4.25%, 09/20/22	200,000	202,626
4.14%, 02/15/23 (a)	200,000	199,547
3.10%, 05/04/23	200,000	192,481
5.58%, 03/18/24 (a)	200,000	208,278
General Motors Financial Co., Inc.
3.20%, 07/13/20 (a)	200,000	200,602
2.45%, 11/06/20	150,000	148,728
4.20%, 03/01/21 (a)	150,000	152,469
3.20%, 07/06/21 (a)	100,000	99,916
4.38%, 09/25/21	100,000	102,484
4.20%, 11/06/21	250,000	254,980
3.45%, 01/14/22 (a)	250,000	250,456
3.15%, 06/30/22 (a)	100,000	99,285
3.25%, 01/05/23 (a)	250,000	247,598
3.70%, 05/09/23 (a)	100,000	100,073
4.25%, 05/15/23	200,000	203,520
4.15%, 06/19/23 (a)	100,000	101,104
5.10%, 01/17/24 (a)	150,000	156,627
3.95%, 04/13/24 (a)	250,000	248,905
GLP Capital LP/GLP Financing II, Inc.
4.88%, 11/01/20 (a)	200,000	203,920
5.38%, 11/01/23 (a)	100,000	106,583
Lowe’s Cos., Inc.
3.12%, 04/15/22 (a)	150,000	152,288
Macy’s Retail Holdings, Inc.
3.88%, 01/15/22 (a)	200,000	203,039
4.38%, 09/01/23 (a)	100,000	102,247
Marriott International, Inc.
2.88%, 03/01/21 (a)	150,000	150,647
2.30%, 01/15/22 (a)	200,000	197,178
Mastercard, Inc.
3.38%, 04/01/24	100,000	104,108
McDonald’s Corp.
2.75%, 12/09/20 (a)	300,000	301,619
3.35%, 04/01/23 (a)	150,000	154,411
Nordstrom, Inc.
4.00%, 10/15/21 (a)	150,000	153,949
PACCAR Financial Corp.
2.80%, 03/01/21	150,000	151,047
2.65%, 05/10/22	100,000	101,002
QVC, Inc.
4.38%, 03/15/23	100,000	100,350
4.85%, 04/01/24	100,000	101,862
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	100,000	100,054
Sands China Ltd.
4.60%, 08/08/23 (a)	200,000	208,474

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Starbucks Corp.
2.10%, 02/04/21 (a)	106,000	105,076
3.10%, 03/01/23 (a)	100,000	101,715
3.85%, 10/01/23 (a)	100,000	104,905
Target Corp.
3.88%, 07/15/20	200,000	203,232
The Home Depot, Inc.
3.95%, 09/15/20 (a)	300,000	305,541
2.00%, 04/01/21 (a)	300,000	298,336
2.63%, 06/01/22 (a)	250,000	251,967
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	100,000	100,764
The Western Union Co.
4.25%, 06/09/23 (a)	150,000	157,030
Toyota Motor Credit Corp.
1.90%, 04/08/21	222,000	219,932
2.95%, 04/13/21	150,000	151,574
2.60%, 01/11/22	150,000	150,527
3.30%, 01/12/22	500,000	510,823
2.63%, 01/10/23	300,000	300,969
3.45%, 09/20/23	150,000	155,362
2.90%, 04/17/24	100,000	101,603
Visa, Inc.
2.20%, 12/14/20 (a)	250,000	249,621
2.15%, 09/15/22 (a)	100,000	99,552
2.80%, 12/14/22 (a)	250,000	253,940
Walgreen Co.
3.10%, 09/15/22	250,000	252,846
Walmart, Inc.
3.25%, 10/25/20	150,000	151,835
1.90%, 12/15/20	150,000	149,272
3.13%, 06/23/21	300,000	305,136
2.35%, 12/15/22 (a)	150,000	149,951
3.40%, 06/26/23 (a)	500,000	519,726
3.30%, 04/22/24 (a)	100,000	103,249
		16,577,707
Consumer Non-Cyclical 3.8%
Abbott Laboratories
2.90%, 11/30/21 (a)	550,000	555,213
AbbVie, Inc.
2.30%, 05/14/21 (a)	150,000	149,200
3.38%, 11/14/21	150,000	152,235
3.20%, 11/06/22 (a)	180,000	182,089
2.85%, 05/14/23 (a)	300,000	299,031
3.75%, 11/14/23 (a)	150,000	154,597
Allergan Finance LLC
3.25%, 10/01/22 (a)	400,000	400,383
Allergan Funding SCS
3.45%, 03/15/22 (a)	100,000	100,641
Altria Group, Inc.
3.49%, 02/14/22 (a)	150,000	152,742
2.85%, 08/09/22	250,000	249,814
3.80%, 02/14/24 (a)	250,000	256,963
Amgen, Inc.
3.45%, 10/01/20	150,000	151,926
4.10%, 06/15/21 (a)	150,000	153,851
2.65%, 05/11/22 (a)	500,000	500,404
3.63%, 05/22/24 (a)	150,000	155,058
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	400,000	400,671
3.30%, 02/01/23 (a)	270,000	274,838
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	150,000	149,671
3.50%, 01/12/24 (a)	200,000	205,868
Security Rate, Maturity Date	Face Amount ($)	Value ($)
AstraZeneca PLC
2.38%, 11/16/20	350,000	349,411
BAT Capital Corp.
2.76%, 08/15/22 (a)	150,000	148,831
Baxalta, Inc.
2.88%, 06/23/20 (a)	100,000	99,889
Beam Suntory, Inc.
3.25%, 05/15/22 (a)	100,000	101,079
Becton Dickinson & Co.
2.40%, 06/05/20	100,000	99,642
3.25%, 11/12/20	100,000	100,713
3.13%, 11/08/21	250,000	252,205
2.89%, 06/06/22 (a)	150,000	150,677
Biogen, Inc.
2.90%, 09/15/20	375,000	376,169
Boston Scientific Corp.
3.45%, 03/01/24 (a)	200,000	205,614
Bristol-Myers Squibb Co.
2.00%, 08/01/22	150,000	148,269
2.90%, 07/26/24 (a)(f)	200,000	202,755
Bunge Ltd Finance Corp.
3.00%, 09/25/22 (a)	100,000	100,372
4.35%, 03/15/24 (a)	100,000	102,861
Campbell Soup Co.
4.25%, 04/15/21	150,000	153,952
3.65%, 03/15/23 (a)	150,000	153,054
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	200,000	198,404
Celgene Corp.
2.88%, 08/15/20	300,000	301,562
3.25%, 08/15/22	100,000	102,249
3.55%, 08/15/22	150,000	154,434
2.75%, 02/15/23 (a)	250,000	250,744
Church & Dwight Co., Inc.
2.45%, 08/01/22 (a)	150,000	149,203
Cigna Corp.
3.20%, 09/17/20 (f)	150,000	151,045
3.40%, 09/17/21 (f)	150,000	152,022
3.75%, 07/15/23 (a)	250,000	256,677
Colgate-Palmolive Co.
2.30%, 05/03/22	100,000	100,401
2.10%, 05/01/23	100,000	99,357
Conagra Brands, Inc.
3.80%, 10/22/21	150,000	153,339
3.20%, 01/25/23 (a)	150,000	151,589
Constellation Brands, Inc.
3.75%, 05/01/21	150,000	152,773
3.20%, 02/15/23 (a)	250,000	253,661
CVS Health Corp.
2.80%, 07/20/20 (a)	150,000	150,096
3.35%, 03/09/21	400,000	404,098
4.13%, 05/15/21 (a)	100,000	102,398
2.13%, 06/01/21 (a)	350,000	345,970
2.75%, 12/01/22 (a)	200,000	198,774
3.70%, 03/09/23 (a)	650,000	663,985
4.00%, 12/05/23 (a)	150,000	155,155
Diageo Capital PLC
2.63%, 04/29/23 (a)	150,000	150,635
Express Scripts Holding Co.
3.30%, 02/25/21 (a)	164,000	165,392
4.75%, 11/15/21	500,000	524,269
General Mills, Inc.
3.20%, 04/16/21	100,000	101,128
3.70%, 10/17/23 (a)	250,000	258,578

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Gilead Sciences, Inc.
2.55%, 09/01/20	200,000	200,239
4.40%, 12/01/21 (a)	100,000	104,071
1.95%, 03/01/22 (a)	150,000	147,973
3.25%, 09/01/22 (a)	200,000	204,057
3.70%, 04/01/24 (a)	200,000	208,447
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	150,000	151,959
2.85%, 05/08/22	200,000	201,956
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	300,000	302,683
3.38%, 05/15/23	200,000	206,126
HCA, Inc.
5.88%, 03/15/22	150,000	160,533
4.75%, 05/01/23	200,000	210,767
5.00%, 03/15/24	200,000	212,686
Johnson & Johnson
2.25%, 03/03/22 (a)	200,000	200,574
2.05%, 03/01/23 (a)	250,000	248,254
Kellogg Co.
2.65%, 12/01/23	250,000	250,043
Keurig Dr Pepper, Inc.
3.55%, 05/25/21 (f)	100,000	101,562
4.06%, 05/25/23 (a)(f)	300,000	311,956
Kraft Heinz Foods Co.
2.80%, 07/02/20 (a)	150,000	150,053
3.38%, 06/15/21	150,000	151,869
3.50%, 06/06/22	150,000	152,712
4.00%, 06/15/23 (a)	150,000	155,215
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	200,000	205,733
McKesson Corp.
2.85%, 03/15/23 (a)	150,000	149,883
3.80%, 03/15/24 (a)	200,000	206,305
Medtronic, Inc.
3.15%, 03/15/22	500,000	510,629
3.63%, 03/15/24 (a)	100,000	104,366
Merck & Co., Inc.
3.88%, 01/15/21 (a)	200,000	204,297
2.35%, 02/10/22	150,000	150,379
2.80%, 05/18/23	150,000	152,332
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	150,000	148,212
Mylan N.V.
3.75%, 12/15/20 (a)	100,000	100,798
3.15%, 06/15/21 (a)	100,000	99,514
Mylan, Inc.
4.20%, 11/29/23 (a)	100,000	99,496
Newell Brands, Inc.
3.85%, 04/01/23 (a)	250,000	251,858
Novartis Capital Corp.
2.40%, 09/21/22	250,000	249,830
3.40%, 05/06/24	250,000	259,247
PepsiCo, Inc.
3.13%, 11/01/20	200,000	201,921
2.00%, 04/15/21 (a)	300,000	298,866
1.70%, 10/06/21 (a)	161,000	158,922
2.75%, 03/01/23	150,000	151,875
3.60%, 03/01/24 (a)	150,000	157,745
Pfizer, Inc.
2.20%, 12/15/21	500,000	499,424
3.00%, 06/15/23	150,000	153,416
3.20%, 09/15/23 (a)	100,000	102,852
2.95%, 03/15/24 (a)	150,000	153,480
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Philip Morris International, Inc.
2.38%, 08/17/22 (a)	150,000	149,295
2.50%, 11/02/22 (a)	150,000	149,963
2.13%, 05/10/23 (a)	300,000	294,112
Reynolds American, Inc.
3.25%, 06/12/20	550,000	552,728
4.00%, 06/12/22	150,000	154,312
Sanofi
4.00%, 03/29/21	250,000	256,859
3.38%, 06/19/23 (a)	150,000	154,962
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	300,000	297,599
2.88%, 09/23/23 (a)	300,000	298,078
Stryker Corp.
2.63%, 03/15/21 (a)	200,000	199,784
Sysco Corp.
2.60%, 10/01/20 (a)	300,000	299,935
Takeda Pharmaceutical Co., Ltd.
3.80%, 11/26/20 (f)	200,000	202,992
4.40%, 11/26/23 (a)(f)	200,000	211,442
The Clorox Co.
3.05%, 09/15/22 (a)	200,000	203,671
The Coca-Cola Co.
1.88%, 10/27/20	100,000	99,460
1.55%, 09/01/21	150,000	147,781
3.30%, 09/01/21	100,000	102,231
2.20%, 05/25/22	500,000	499,533
3.20%, 11/01/23	150,000	155,398
The Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	100,000	98,653
The Hershey Co.
3.38%, 05/15/23 (a)	250,000	259,202
The JM Smucker Co.
3.00%, 03/15/22	300,000	301,733
The Kroger Co.
2.80%, 08/01/22 (a)	250,000	251,144
4.00%, 02/01/24 (a)	100,000	104,739
The Procter & Gamble Co.
1.85%, 02/02/21	100,000	99,447
1.70%, 11/03/21	200,000	197,568
2.30%, 02/06/22	200,000	200,659
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21 (a)	150,000	152,724
3.30%, 02/15/22	100,000	102,025
3.15%, 01/15/23 (a)	350,000	355,431
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	100,000	104,430
Unilever Capital Corp.
4.25%, 02/10/21	100,000	103,103
2.75%, 03/22/21	100,000	100,804
1.38%, 07/28/21	350,000	342,813
Whirlpool Corp.
4.85%, 06/15/21	100,000	104,331
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	100,000	100,937
3.70%, 03/19/23 (a)	100,000	102,534
Zoetis, Inc.
3.45%, 11/13/20 (a)	100,000	101,190
3.25%, 02/01/23 (a)	100,000	101,571
		29,758,914
Energy 1.9%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	100,000	103,308

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Apache Corp.
3.25%, 04/15/22 (a)	236,000	237,826
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	200,615
BP Capital Markets America, Inc.
4.50%, 10/01/20	100,000	102,673
4.74%, 03/11/21	250,000	260,025
2.11%, 09/16/21 (a)	150,000	148,953
2.75%, 05/10/23	250,000	250,623
3.79%, 02/06/24 (a)	100,000	104,610
3.22%, 04/14/24 (a)	100,000	102,091
BP Capital Markets PLC
3.06%, 03/17/22	500,000	507,223
3.81%, 02/10/24	150,000	156,855
Buckeye Partners LP
4.15%, 07/01/23 (a)	100,000	99,922
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	249,863
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	250,000	249,209
Chevron Corp.
2.10%, 05/16/21 (a)	150,000	149,652
2.50%, 03/03/22 (a)	250,000	250,873
2.57%, 05/16/23 (a)	150,000	150,555
3.19%, 06/24/23 (a)	250,000	256,937
2.90%, 03/03/24 (a)	150,000	152,707
Continental Resources, Inc.
5.00%, 09/15/22 (a)	150,000	151,247
4.50%, 04/15/23 (a)	150,000	155,057
Devon Energy Corp.
3.25%, 05/15/22 (a)	196,000	198,355
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (a)	100,000	100,251
Enbridge Energy Partners LP
4.38%, 10/15/20 (a)	150,000	153,092
Enbridge, Inc.
2.90%, 07/15/22 (a)	500,000	500,658
Energy Transfer Operating LP
4.65%, 06/01/21 (a)	400,000	412,122
5.20%, 02/01/22 (a)	250,000	262,871
3.60%, 02/01/23 (a)	200,000	202,224
5.88%, 01/15/24 (a)	150,000	164,051
4.50%, 04/15/24 (a)	100,000	104,919
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (a)	100,000	102,885
4.50%, 11/01/23 (a)	100,000	104,456
Enterprise Products Operating LLC
5.20%, 09/01/20	200,000	206,371
3.35%, 03/15/23 (a)	400,000	406,843
3.90%, 02/15/24 (a)	100,000	104,291
4.88%, 08/16/77 (a)(b)	60,000	55,603
EOG Resources, Inc.
2.63%, 03/15/23 (a)	150,000	150,025
EQT Corp.
4.88%, 11/15/21	200,000	209,080
EQT Midstream Partners LP
4.75%, 07/15/23 (a)	100,000	102,056
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	500,000	499,780
2.40%, 03/06/22 (a)	100,000	100,291
3.18%, 03/15/24 (a)	100,000	103,179
Halliburton Co.
3.50%, 08/01/23 (a)	150,000	153,893
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	200,000	202,441
3.50%, 09/01/23 (a)	100,000	101,868
Kinder Morgan, Inc.
6.50%, 09/15/20	100,000	104,714
3.15%, 01/15/23 (a)	400,000	401,793
Marathon Oil Corp.
2.80%, 11/01/22 (a)	100,000	99,103
Marathon Petroleum Corp.
3.40%, 12/15/20 (a)	250,000	252,170
5.13%, 03/01/21	100,000	104,219
MPLX LP
4.50%, 07/15/23 (a)	150,000	157,514
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	100,000	98,554
Newfield Exploration Co.
5.75%, 01/30/22	100,000	106,905
Occidental Petroleum Corp.
4.10%, 02/01/21 (a)	222,000	226,562
3.13%, 02/15/22 (a)	200,000	201,107
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	174,308
Phillips 66
4.30%, 04/01/22	150,000	156,812
Pioneer Natural Resources Co.
3.95%, 07/15/22 (a)	100,000	103,528
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (a)	400,000	412,275
3.85%, 10/15/23 (a)	100,000	102,460
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (a)	200,000	207,517
6.25%, 03/15/22 (a)	350,000	377,949
5.75%, 05/15/24 (a)	200,000	219,740
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	150,000	156,017
Shell International Finance BV
1.75%, 09/12/21	200,000	197,369
2.25%, 01/06/23	150,000	148,656
3.40%, 08/12/23	141,000	145,762
3.50%, 11/13/23 (a)	150,000	156,209
The Williams Cos., Inc.
3.60%, 03/15/22 (a)	150,000	152,580
3.70%, 01/15/23 (a)	100,000	101,994
4.50%, 11/15/23 (a)	150,000	158,247
4.30%, 03/04/24 (a)	150,000	157,521
Total Capital Canada Ltd.
2.75%, 07/15/23	100,000	100,838
Total Capital International S.A.
2.70%, 01/25/23	100,000	100,516
3.70%, 01/15/24	150,000	156,562
3.75%, 04/10/24	150,000	157,892
Total Capital S.A.
4.45%, 06/24/20	400,000	407,095
TransCanada PipeLines Ltd.
2.50%, 08/01/22	300,000	297,281
Western Midstream Operating LP
4.00%, 07/01/22 (a)	100,000	100,604
		14,944,802
Industrial Other 0.0%
Cintas Corp. No 2
2.90%, 04/01/22 (a)	150,000	151,797

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Technology 2.3%
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	75,000	78,012
Alphabet, Inc.
3.38%, 02/25/24	100,000	104,846
Altera Corp.
4.10%, 11/15/23	150,000	159,678
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	101,855
Analog Devices, Inc.
2.95%, 01/12/21	250,000	251,185
3.13%, 12/05/23 (a)	100,000	101,188
Apple, Inc.
2.00%, 11/13/20	150,000	149,376
2.25%, 02/23/21 (a)	178,000	178,010
2.85%, 05/06/21	300,000	303,058
1.55%, 08/04/21 (a)	325,000	320,201
2.50%, 02/09/22 (a)	250,000	250,909
2.30%, 05/11/22 (a)	150,000	149,952
2.40%, 01/13/23 (a)	100,000	99,876
2.40%, 05/03/23	800,000	798,860
3.00%, 02/09/24 (a)	300,000	305,885
3.45%, 05/06/24	250,000	258,762
Applied Materials, Inc.
4.30%, 06/15/21	150,000	156,026
Baidu, Inc.
3.50%, 11/28/22	350,000	354,487
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	100,000	98,820
3.00%, 01/15/22 (a)	300,000	298,387
2.65%, 01/15/23 (a)	150,000	146,130
3.63%, 01/15/24 (a)	250,000	247,653
Broadcom, Inc.
3.13%, 04/15/21 (f)	100,000	100,227
3.13%, 10/15/22 (f)	200,000	199,131
CA, Inc.
3.60%, 08/15/22 (a)	75,000	75,718
Cisco Systems, Inc.
2.45%, 06/15/20	500,000	499,994
2.20%, 02/28/21	250,000	249,185
1.85%, 09/20/21 (a)	11,000	10,862
2.60%, 02/28/23	150,000	150,941
2.20%, 09/20/23 (a)	100,000	99,119
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(f)	400,000	409,971
5.45%, 06/15/23 (a)(f)	350,000	372,159
Equifax, Inc.
3.30%, 12/15/22 (a)	200,000	203,249
Fidelity National Information Services, Inc.
4.50%, 10/15/22 (a)	250,000	263,703
Fiserv, Inc.
2.70%, 06/01/20 (a)	100,000	100,131
3.80%, 10/01/23 (a)	100,000	103,954
Flex Ltd.
5.00%, 02/15/23	100,000	104,295
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	350,000	354,208
4.40%, 10/15/22 (a)	250,000	261,906
HP, Inc.
4.38%, 09/15/21	250,000	259,324
IBM Credit LLC
3.45%, 11/30/20	100,000	101,511
3.60%, 11/30/21	150,000	153,900
3.00%, 02/06/23	100,000	100,866
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Intel Corp.
2.45%, 07/29/20	100,000	100,046
1.70%, 05/19/21 (a)	150,000	148,342
3.30%, 10/01/21	100,000	102,190
2.70%, 12/15/22	200,000	201,956
2.88%, 05/11/24 (a)	150,000	152,050
International Business Machines Corp.
2.25%, 02/19/21	150,000	149,575
2.50%, 01/27/22	150,000	149,793
2.85%, 05/13/22	250,000	252,026
1.88%, 08/01/22	150,000	146,902
2.88%, 11/09/22	350,000	352,679
3.63%, 02/12/24	200,000	206,962
3.00%, 05/15/24	300,000	302,682
Juniper Networks, Inc.
4.50%, 03/15/24	100,000	106,064
KLA-Tencor Corp.
4.13%, 11/01/21 (a)	100,000	102,868
Marvell Technology Group Ltd.
4.20%, 06/22/23 (a)	150,000	154,743
Micron Technology, Inc.
4.64%, 02/06/24 (a)	50,000	50,992
Microsoft Corp.
2.00%, 11/03/20 (a)	400,000	399,058
1.55%, 08/08/21 (a)	500,000	492,853
2.40%, 02/06/22 (a)	150,000	150,589
2.38%, 02/12/22 (a)	150,000	150,620
2.65%, 11/03/22 (a)	150,000	151,874
2.38%, 05/01/23 (a)	150,000	150,302
2.00%, 08/08/23 (a)	150,000	148,116
2.88%, 02/06/24 (a)	250,000	258,379
Motorola Solutions, Inc.
3.75%, 05/15/22	85,000	87,387
NetApp, Inc.
3.38%, 06/15/21 (a)	100,000	101,209
NVIDIA Corp.
2.20%, 09/16/21 (a)	500,000	495,707
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(f)	100,000	105,548
Oracle Corp.
3.88%, 07/15/20	150,000	152,462
2.80%, 07/08/21	250,000	251,996
2.50%, 05/15/22 (a)	150,000	150,110
2.50%, 10/15/22	400,000	399,899
2.63%, 02/15/23 (a)	150,000	149,747
3.63%, 07/15/23	150,000	156,168
2.40%, 09/15/23 (a)	300,000	297,215
QUALCOMM, Inc.
3.00%, 05/20/22	200,000	201,898
2.60%, 01/30/23 (a)	250,000	247,851
2.90%, 05/20/24 (a)	100,000	100,084
salesforce.com, Inc.
3.25%, 04/11/23 (a)	100,000	102,522
Seagate HDD Cayman
4.25%, 03/01/22 (a)	100,000	100,137
4.75%, 06/01/23	100,000	102,484
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	250,000	247,705
Total System Services, Inc.
3.75%, 06/01/23 (a)	150,000	153,991
VMware, Inc.
2.30%, 08/21/20	250,000	248,819
2.95%, 08/21/22 (a)	200,000	199,989
		17,722,099

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Transportation 0.4%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	400,000	406,595
CSX Corp.
3.70%, 11/01/23 (a)	150,000	156,536
Delta Air Lines, Inc.
2.60%, 12/04/20	150,000	149,585
3.40%, 04/19/21	150,000	151,521
3.63%, 03/15/22 (a)	150,000	151,882
FedEx Corp.
3.40%, 01/14/22	150,000	153,228
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	250,000	253,551
Norfolk Southern Railway Co.
9.75%, 06/15/20	100,000	107,362
Ryder System, Inc.
2.88%, 09/01/20 (a)	100,000	100,283
3.40%, 03/01/23 (a)	350,000	356,978
Southwest Airlines Co.
2.75%, 11/16/22 (a)	50,000	50,150
Union Pacific Corp.
4.00%, 02/01/21 (a)	28,000	28,649
4.16%, 07/15/22 (a)	150,000	156,851
3.50%, 06/08/23 (a)	250,000	258,008
3.65%, 02/15/24 (a)	100,000	104,102
3.15%, 03/01/24 (a)	100,000	101,922
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	100,000	100,046
2.45%, 10/01/22	300,000	300,920
2.50%, 04/01/23 (a)	100,000	100,005
		3,188,174
		109,919,888

Utility 1.1%
Electric 1.0%
Alabama Power Co.
3.55%, 12/01/23	150,000	156,335
Appalachian Power Co.
4.60%, 03/30/21 (a)	100,000	103,381
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	150,000	149,085
CMS Energy Corp.
5.05%, 03/15/22 (a)	100,000	105,625
Commonwealth Edison Co.
3.40%, 09/01/21 (a)	100,000	101,851
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	100,000	99,208
Consumers Energy Co.
3.38%, 08/15/23 (a)	100,000	103,223
Dominion Energy, Inc.
2.58%, 07/01/20	100,000	99,718
2.00%, 08/15/21 (a)	150,000	147,462
DPL, Inc.
7.25%, 10/15/21 (a)	49,000	52,369
DTE Energy Co.
3.30%, 06/15/22 (a)	100,000	101,622
3.70%, 08/01/23 (a)	100,000	103,740
Duke Energy Corp.
1.80%, 09/01/21 (a)	328,000	322,700
3.05%, 08/15/22 (a)	300,000	302,720
3.75%, 04/15/24 (a)	100,000	104,158
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Progress LLC
3.00%, 09/15/21 (a)	200,000	203,131
Edison International
2.40%, 09/15/22 (a)	100,000	95,039
Emera US Finance LP
2.70%, 06/15/21 (a)	100,000	99,677
Entergy Corp.
5.13%, 09/15/20 (a)	200,000	204,708
Eversource Energy
2.75%, 03/15/22 (a)	150,000	150,903
2.80%, 05/01/23 (a)	200,000	200,933
Exelon Corp.
2.85%, 06/15/20 (a)	100,000	100,115
3.50%, 06/01/22 (a)	500,000	509,237
FirstEnergy Corp.
4.25%, 03/15/23 (a)	100,000	104,841
National Rural Utilities Cooperative Finance Corp.
2.35%, 06/15/20 (a)	11,000	10,969
2.90%, 03/15/21	150,000	151,450
2.40%, 04/25/22 (a)	250,000	250,194
3.40%, 11/15/23 (a)	150,000	155,206
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	500,000	516,768
3.15%, 04/01/24 (a)	145,000	146,834
Northern States Power Co.
2.60%, 05/15/23 (a)	150,000	150,279
NV Energy, Inc.
6.25%, 11/15/20	500,000	525,867
Ohio Power Co.
5.38%, 10/01/21	150,000	159,943
PNM Resources, Inc.
3.25%, 03/09/21	50,000	50,302
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	250,000	259,901
3.95%, 03/15/24 (a)	100,000	103,864
Public Service Electric & Gas Co.
3.25%, 09/01/23 (a)	150,000	155,365
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	250,000	249,529
Puget Energy, Inc.
6.00%, 09/01/21	150,000	159,921
San Diego Gas & Electric Co.
3.00%, 08/15/21	100,000	100,740
3.60%, 09/01/23 (a)	150,000	154,364
Southern California Edison Co.
3.50%, 10/01/23 (a)	150,000	153,125
Southern Power Co.
2.38%, 06/01/20 (a)	100,000	99,849
The Southern Co.
2.35%, 07/01/21 (a)	100,000	99,414
2.95%, 07/01/23 (a)	300,000	301,533
Virginia Electric & Power Co.
2.95%, 01/15/22 (a)	100,000	100,853
2.75%, 03/15/23 (a)	150,000	151,039
WEC Energy Group, Inc.
3.10%, 03/08/22	250,000	252,972
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	100,000	99,861
		8,281,923
Natural Gas 0.1%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (a)	150,000	153,136

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
NiSource, Inc.
2.65%, 11/17/22 (a)	100,000	99,416
Sempra Energy
2.90%, 02/01/23 (a)	150,000	150,143
		402,695
		8,684,618
Total Corporates
(Cost $202,086,790)		204,625,992

Treasuries 63.5% of net assets
Bonds
8.75%, 08/15/20	350,000	377,221
7.88%, 02/15/21	365,000	400,751
8.13%, 05/15/21	825,000	921,245
8.13%, 08/15/21	30,000	33,970
8.00%, 11/15/21	105,000	120,129
7.25%, 08/15/22	400,000	466,016
7.63%, 11/15/22	226,000	268,949
Notes
1.50%, 06/15/20	1,800,000	1,786,816
1.63%, 06/30/20	2,682,900	2,666,132
1.88%, 06/30/20	2,435,000	2,426,487
2.50%, 06/30/20	7,700,000	7,723,311
1.50%, 07/15/20	2,800,000	2,778,781
1.63%, 07/31/20	2,945,000	2,926,364
2.00%, 07/31/20	3,760,000	3,751,922
2.63%, 07/31/20	3,650,000	3,668,393
1.50%, 08/15/20	2,056,000	2,040,419
2.63%, 08/15/20	4,190,000	4,214,387
1.38%, 08/31/20	3,445,000	3,413,443
2.13%, 08/31/20	2,057,400	2,057,521
2.63%, 08/31/20	1,600,000	1,609,375
1.38%, 09/15/20	2,087,000	2,068,087
1.38%, 09/30/20	3,441,900	3,409,162
2.00%, 09/30/20	1,979,000	1,976,256
2.75%, 09/30/20	3,450,000	3,479,177
1.63%, 10/15/20	1,770,000	1,759,283
1.38%, 10/31/20	1,614,500	1,599,143
1.75%, 10/31/20	2,074,000	2,064,967
2.88%, 10/31/20	3,600,000	3,639,445
1.75%, 11/15/20	2,000,000	1,990,898
2.63%, 11/15/20	8,180,300	8,247,244
1.63%, 11/30/20	2,994,000	2,974,937
2.00%, 11/30/20	4,180,500	4,178,050
2.75%, 11/30/20	2,700,000	2,727,422
1.88%, 12/15/20	2,750,000	2,743,232
1.75%, 12/31/20	3,735,500	3,719,449
2.38%, 12/31/20	1,948,100	1,958,335
2.50%, 12/31/20	10,000,000	10,072,266
2.00%, 01/15/21	1,750,000	1,749,282
1.38%, 01/31/21	3,395,000	3,359,591
2.13%, 01/31/21	1,785,000	1,788,242
2.50%, 01/31/21	3,700,000	3,729,051
2.25%, 02/15/21	1,950,000	1,957,731
3.63%, 02/15/21	3,095,000	3,178,178
1.13%, 02/28/21	1,904,300	1,875,884
2.00%, 02/28/21	1,847,800	1,847,872
2.50%, 02/28/21	7,300,000	7,362,449
2.38%, 03/15/21	2,570,000	2,587,568
1.25%, 03/31/21	1,835,300	1,811,391
2.25%, 03/31/21	6,537,100	6,567,998
2.38%, 04/15/21	7,000,000	7,050,449
1.38%, 04/30/21	2,350,500	2,324,516
2.25%, 04/30/21	2,450,000	2,463,303
2.63%, 05/15/21	3,450,000	3,493,529
3.13%, 05/15/21	2,105,000	2,151,376
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 05/31/21	1,572,900	1,555,113
2.00%, 05/31/21	1,510,000	1,511,298
2.13%, 05/31/21	800,000	802,813
2.63%, 06/15/21	3,950,000	4,004,621
1.13%, 06/30/21	922,900	908,065
2.13%, 06/30/21	805,000	808,097
2.63%, 07/15/21	6,500,000	6,592,168
1.13%, 07/31/21	1,248,400	1,227,114
2.25%, 07/31/21	1,737,600	1,748,935
2.13%, 08/15/21	4,696,800	4,715,789
2.75%, 08/15/21	2,820,000	2,869,240
1.13%, 08/31/21	3,239,500	3,182,682
2.00%, 08/31/21	3,580,000	3,585,314
2.75%, 09/15/21	5,800,000	5,908,977
1.13%, 09/30/21	1,653,400	1,624,402
2.13%, 09/30/21	1,530,000	1,536,933
2.88%, 10/15/21	4,000,000	4,087,578
1.25%, 10/31/21	2,996,400	2,949,347
2.00%, 10/31/21	2,665,500	2,670,602
2.00%, 11/15/21	1,425,200	1,428,290
2.88%, 11/15/21	6,900,000	7,056,328
1.75%, 11/30/21	6,310,900	6,285,015
1.88%, 11/30/21	2,329,300	2,326,661
2.63%, 12/15/21	18,500,000	18,832,061
2.00%, 12/31/21	2,574,600	2,581,539
2.13%, 12/31/21	2,030,300	2,041,324
2.50%, 01/15/22	6,500,000	6,595,850
1.50%, 01/31/22	2,025,300	2,003,860
1.88%, 01/31/22	2,344,300	2,341,736
2.00%, 02/15/22	2,615,300	2,621,940
2.50%, 02/15/22	4,500,000	4,570,313
1.75%, 02/28/22	1,943,800	1,935,220
1.88%, 02/28/22	2,769,800	2,766,987
2.38%, 03/15/22	7,100,000	7,192,633
1.75%, 03/31/22	1,910,000	1,901,793
1.88%, 03/31/22	6,055,000	6,052,635
2.25%, 04/15/22	6,300,000	6,361,154
1.75%, 04/30/22	1,450,000	1,443,543
1.88%, 04/30/22	2,070,000	2,068,059
1.75%, 05/15/22	3,050,000	3,036,358
2.13%, 05/15/22	1,250,000	1,258,203
1.75%, 05/31/22	3,150,000	3,135,850
1.88%, 05/31/22	3,800,000	3,796,883
1.75%, 06/30/22	2,000,000	1,991,797
2.13%, 06/30/22	2,000,000	2,013,438
1.88%, 07/31/22	3,300,000	3,297,293
2.00%, 07/31/22	3,300,000	3,310,055
1.63%, 08/15/22	2,400,000	2,379,141
1.63%, 08/31/22	2,250,000	2,230,576
1.88%, 08/31/22	2,000,000	1,998,125
1.75%, 09/30/22	3,250,000	3,234,004
1.88%, 09/30/22	2,800,000	2,798,359
1.88%, 10/31/22	2,000,000	1,997,891
2.00%, 10/31/22	2,000,000	2,006,016
1.63%, 11/15/22	3,800,000	3,764,152
2.00%, 11/30/22	8,750,000	8,775,977
1.75%, 01/31/23	2,955,000	2,937,916
2.38%, 01/31/23	4,325,000	4,395,112
2.00%, 02/15/23	1,900,000	1,905,678
1.50%, 02/28/23	950,000	935,787
2.63%, 02/28/23	3,250,000	3,332,647
2.50%, 03/31/23	7,235,000	7,391,146
2.75%, 04/30/23	2,800,000	2,887,281
1.75%, 05/15/23	5,470,000	5,434,530
1.63%, 05/31/23	3,850,000	3,806,612
2.75%, 05/31/23	1,900,000	1,960,080
2.63%, 06/30/23	10,800,000	11,097,211
2.75%, 07/31/23	11,400,000	11,773,172
2.75%, 08/31/23	500,000	516,670

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 09/30/23	5,200,000	5,402,719
1.63%, 10/31/23	3,300,000	3,256,559
2.88%, 10/31/23	4,850,000	5,041,821
2.88%, 11/30/23	9,700,000	10,094,441
2.63%, 12/31/23	17,300,000	17,817,986
2.50%, 01/31/24	15,750,000	16,142,827
2.13%, 02/29/24	750,000	756,211
2.38%, 02/29/24	2,600,000	2,652,660
2.13%, 03/31/24	8,750,000	8,823,657
2.25%, 04/30/24	6,050,000	6,138,269
2.00%, 05/31/24	14,350,000	14,399,608
Total Treasuries
(Cost $492,277,294)		498,178,142

Government Related 9.6% of net assets

Agency 5.0%
Foreign 2.4%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	250,000	247,869
1.88%, 01/20/21	300,000	298,937
2.88%, 09/07/21	250,000	254,794
2.88%, 03/13/23	150,000	154,615
		956,215
British Virgin Islands 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250,000	250,471
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	250,000	263,208
Export Development Canada
2.00%, 11/30/20	250,000	249,640
2.00%, 05/17/22	150,000	149,929
2.50%, 01/24/23	150,000	152,451
2.75%, 03/15/23	150,000	154,091
2.63%, 02/21/24	150,000	153,944
		1,123,263
China 0.1%
Industrial & Commercial Bank of China Ltd.
2.91%, 11/13/20	250,000	250,315
2.64%, 05/26/21	250,000	248,760
2.45%, 10/20/21	100,000	99,214
		598,289
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	200,000	218,280
Germany 1.2%
FMS Wertmanagement
1.38%, 06/08/21 (g)	200,000	197,333
2.00%, 08/01/22 (g)	200,000	200,117
2.75%, 03/06/23 (g)	250,000	256,803
2.75%, 01/30/24 (g)	250,000	257,913
Kreditanstalt Fuer Wiederaufbau
1.88%, 06/30/20 (g)	200,000	199,309
2.75%, 09/08/20 (g)	400,000	403,213
1.88%, 11/30/20 (g)	472,000	470,697
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 12/15/20 (g)	250,000	249,306
1.63%, 03/15/21 (g)	750,000	744,477
2.38%, 03/24/21 (g)	500,000	502,982
2.63%, 04/12/21 (g)	400,000	404,340
1.50%, 06/15/21 (g)	450,000	445,439
2.38%, 08/25/21 (g)	39,000	39,316
1.75%, 09/15/21 (g)	150,000	149,191
3.13%, 12/15/21 (g)	400,000	411,254
2.63%, 01/25/22 (g)	305,000	310,105
2.50%, 02/15/22 (g)	300,000	304,089
2.13%, 03/07/22 (g)	300,000	301,241
2.13%, 06/15/22 (g)	900,000	904,129
2.00%, 09/29/22 (g)	300,000	300,324
2.38%, 12/29/22 (g)	500,000	507,062
2.13%, 01/17/23 (g)	750,000	754,031
2.63%, 02/28/24 (g)	450,000	462,139
Landwirtschaftliche Rentenbank
2.00%, 12/06/21 (g)	200,000	200,059
3.13%, 11/14/23 (g)	200,000	209,344
		9,184,213
Japan 0.3%
Japan Bank for International Cooperation
2.13%, 06/01/20	250,000	249,404
2.13%, 07/21/20	250,000	249,806
1.88%, 04/20/21	200,000	198,918
2.50%, 06/01/22	200,000	201,602
2.38%, 11/16/22	500,000	502,618
3.38%, 07/31/23	200,000	208,682
3.38%, 10/31/23	200,000	209,116
2.50%, 05/23/24	250,000	252,499
		2,072,645
Mexico 0.2%
Petroleos Mexicanos
5.50%, 01/21/21	450,000	463,275
6.38%, 02/04/21	250,000	260,500
4.88%, 01/24/22	150,000	152,310
5.38%, 03/13/22	250,000	258,372
3.50%, 01/30/23	250,000	241,025
4.63%, 09/21/23	100,000	99,838
4.88%, 01/18/24	150,000	150,360
		1,625,680
Norway 0.1%
Equinor A.S.A.
2.90%, 11/08/20	100,000	100,636
3.15%, 01/23/22	200,000	203,179
2.45%, 01/17/23	150,000	149,774
3.70%, 03/01/24	100,000	105,195
		558,784
Republic of Korea 0.2%
Export-Import Bank of Korea
5.13%, 06/29/20	250,000	257,241
2.50%, 11/01/20	200,000	199,998
4.00%, 01/29/21	100,000	102,461
2.50%, 05/10/21	17,000	16,992
4.38%, 09/15/21	250,000	260,067
2.75%, 01/25/22	200,000	201,098
The Korea Development Bank
3.00%, 09/14/22	200,000	203,323
2.75%, 03/19/23	200,000	201,729
3.75%, 01/22/24	200,000	210,828
		1,653,737

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sweden 0.1%
Svensk Exportkredit AB
3.13%, 11/08/21	250,000	256,255
2.38%, 03/09/22	300,000	302,813
2.88%, 03/14/23	250,000	257,289
		816,357
		19,057,934
U.S. 2.6%
Fannie Mae
1.50%, 07/30/20	1,400,000	1,389,443
2.88%, 10/30/20	400,000	404,592
1.38%, 02/26/21	500,000	494,621
2.50%, 04/13/21	450,000	454,049
1.25%, 08/17/21	28,000	27,573
1.38%, 10/07/21	400,000	394,639
2.63%, 01/11/22	600,000	609,949
1.88%, 04/05/22	500,000	499,086
2.38%, 01/19/23	1,250,000	1,267,474
2.88%, 09/12/23	800,000	829,034
Federal Farm Credit Bank
1.95%, 11/02/21	500,000	499,586
Federal Home Loan Bank
1.75%, 07/13/20 (a)	400,000	398,067
2.63%, 10/01/20	3,600,000	3,626,628
1.87%, 02/10/21 (a)	300,000	298,967
1.38%, 02/18/21	500,000	494,537
1.75%, 03/12/21	110,000	109,533
1.13%, 07/14/21	950,000	934,051
2.38%, 09/10/21	250,000	252,201
3.00%, 10/12/21	1,900,000	1,945,589
1.88%, 11/29/21	1,000,000	997,939
Freddie Mac
1.88%, 11/17/20	300,000	299,331
2.38%, 02/16/21	1,050,000	1,056,207
1.13%, 08/12/21	500,000	490,840
2.38%, 01/13/22	528,000	533,806
2.75%, 06/19/23	1,300,000	1,338,719
Tennessee Valley Authority
3.88%, 02/15/21	250,000	257,663
		19,904,124
		38,962,058

Local Authority 0.6%
Foreign 0.6%
Canada 0.6%
Province of Alberta
2.20%, 07/26/22	200,000	200,177
3.35%, 11/01/23	250,000	262,072
2.95%, 01/23/24	150,000	154,938
Province of British Columbia
2.00%, 10/23/22	250,000	249,453
Province of Manitoba
2.13%, 05/04/22	100,000	99,927
2.10%, 09/06/22	100,000	99,776
2.60%, 04/16/24	150,000	152,699
Province of Ontario
2.55%, 02/12/21	350,000	352,229
2.50%, 09/10/21	150,000	151,096
2.40%, 02/08/22	350,000	352,718
2.55%, 04/25/22	150,000	151,609
2.25%, 05/18/22	250,000	250,528
2.20%, 10/03/22	150,000	150,074
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 10/17/23	300,000	314,934
3.05%, 01/29/24	300,000	311,161
Province of Quebec
2.75%, 08/25/21	400,000	405,851
2.38%, 01/31/22	400,000	402,480
2.63%, 02/13/23	250,000	253,895
2.50%, 04/09/24	150,000	152,352
		4,467,969
		4,467,969
U.S. 0.0%
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	125,000	129,324
State Board of Administration Finance Corp.
RB Series 2016A
2.64%, 07/01/21	250,000	252,347
		381,671
		4,849,640

Sovereign 0.7%
Canada 0.1%
Canada Government International Bond
2.63%, 01/25/22	300,000	305,078
2.00%, 11/15/22	300,000	300,322
		605,400
Chile 0.0%
Chile Government International Bond
3.88%, 08/05/20	150,000	152,951
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	400,000	411,704
2.63%, 03/15/23 (a)	200,000	196,002
4.00%, 02/26/24 (a)	200,000	206,450
		814,156
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	258,000	274,829
5.38%, 02/21/23	150,000	162,962
5.75%, 11/22/23	210,000	234,481
5.38%, 03/25/24	200,000	221,580
		893,852
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	200,000	198,809
Israel 0.0%
Israel Government International Bond
4.00%, 06/30/22	250,000	261,726
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	300,000	335,040

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mexico 0.1%
Mexico Government International Bond
3.50%, 01/21/21	250,000	253,094
3.63%, 03/15/22	150,000	152,850
4.00%, 10/02/23	300,000	310,432
		716,376
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	150,000	153,336
4.20%, 01/21/24	200,000	212,393
		365,729
Poland 0.1%
Republic of Poland Government International Bond
5.13%, 04/21/21	250,000	262,000
5.00%, 03/23/22	300,000	319,666
3.00%, 03/17/23	250,000	253,728
4.00%, 01/22/24	150,000	158,567
		993,961
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	213,998
		5,551,998

Supranational* 3.3%
African Development Bank
2.63%, 03/22/21	150,000	151,567
1.25%, 07/26/21	164,000	161,194
2.38%, 09/23/21	500,000	503,567
2.13%, 11/16/22	150,000	150,345
3.00%, 09/20/23	150,000	155,904
Asian Development Bank
2.25%, 01/20/21	500,000	501,417
1.63%, 03/16/21	400,000	397,221
2.13%, 11/24/21	500,000	501,932
2.00%, 02/16/22	750,000	750,819
1.75%, 09/13/22	400,000	397,082
2.75%, 03/17/23	300,000	308,324
2.63%, 01/30/24	450,000	461,894
Corp. Andina de Fomento
2.13%, 09/27/21	250,000	247,312
4.38%, 06/15/22	150,000	157,213
2.75%, 01/06/23	100,000	99,766
3.75%, 11/23/23	150,000	156,262
Council of Europe Development Bank
2.63%, 02/13/23	250,000	255,224
European Bank for Reconstruction & Development
2.00%, 02/01/21	250,000	249,673
2.75%, 04/26/21	150,000	151,994
2.75%, 03/07/23	150,000	154,065
European Investment Bank
1.38%, 06/15/20	1,303,000	1,292,218
1.63%, 12/15/20	500,000	496,508
2.00%, 03/15/21	800,000	799,572
2.50%, 04/15/21	325,000	327,843
2.38%, 05/13/21	450,000	452,967
1.38%, 09/15/21	250,000	246,631
2.13%, 10/15/21	305,000	306,037
2.25%, 03/15/22	700,000	705,381
2.38%, 06/15/22	1,000,000	1,010,016
2.00%, 12/15/22	750,000	750,775
2.50%, 03/15/23	400,000	407,091
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 08/15/23	300,000	310,517
3.13%, 12/14/23	350,000	366,676
3.25%, 01/29/24	400,000	421,666
2.63%, 03/15/24	250,000	256,848
2.25%, 06/24/24	250,000	252,717
Inter-American Development Bank
1.88%, 06/16/20	150,000	149,506
1.38%, 07/15/20	14,000	13,897
2.13%, 11/09/20	150,000	150,128
1.88%, 03/15/21	350,000	349,052
2.63%, 04/19/21	650,000	656,846
1.25%, 09/14/21	200,000	196,995
1.75%, 04/14/22	300,000	298,139
2.50%, 01/18/23	750,000	763,431
2.63%, 01/16/24	400,000	410,159
3.00%, 02/21/24	250,000	260,895
International Bank for Reconstruction & Development
1.63%, 09/04/20	150,000	149,036
2.13%, 11/01/20	500,000	500,421
1.63%, 03/09/21	164,000	162,868
1.38%, 05/24/21	950,000	938,470
2.25%, 06/24/21	200,000	201,040
2.75%, 07/23/21	250,000	253,947
1.38%, 09/20/21	350,000	345,276
2.00%, 01/26/22	1,000,000	1,001,280
1.63%, 02/10/22	800,000	791,928
2.13%, 07/01/22	250,000	252,168
1.88%, 10/07/22	150,000	149,519
2.13%, 02/13/23	150,000	151,049
1.75%, 04/19/23	250,000	247,905
3.00%, 09/27/23	400,000	417,058
2.50%, 03/19/24	450,000	459,965
International Finance Corp.
2.25%, 01/25/21	350,000	351,167
1.13%, 07/20/21	175,000	171,846
2.88%, 07/31/23	400,000	412,970
Nordic Investment Bank
1.25%, 08/02/21	500,000	491,275
2.25%, 09/30/21	200,000	201,158
The Asian Infrastructure Investment Bank
2.25%, 05/16/24	250,000	252,534
		25,468,166
Total Government Related
(Cost $73,935,398)		74,831,862

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (h)	3,083,443	3,083,443
Total Other Investment Company
(Cost $3,083,443)		3,083,443
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Perpetual security with no stated maturity date.
(d)	Variable-rate security.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,527,286 or 0.4% of net assets.
(g)	Guaranteed by the Republic of Germany.
(h)	The rate shown is the 7-day yield.

GO –	General obligation
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$204,625,992	$—	$204,625,992
Treasuries	—	498,178,142	—	498,178,142
Government Related[1]	—	74,831,862	—	74,831,862
Other Investment Company[1]	3,083,443	—	—	3,083,443
Total	$3,083,443	$777,635,996	$—	$780,719,439
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Bond Funds
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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